SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT (No. 2-74808)
 UNDER THE SECURITIES ACT OF 1933            [X]
 Pre-Effective Amendment No.                 [ ]
 Post-Effective Amendment No. 38             [X]

and

REGISTRATION STATEMENT (No. 811-3320)
 UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]
 Amendment No. 38                            [X]

Colchester Street Trust
(Exact Name of Registrant as Specified in Charter)

82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number:  617-563-7000

Eric D. Roiter, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)

It is proposed that this filing will become effective
 ( ) immediately upon filing pursuant to paragraph (b).
 ( ) on (                               ) pursuant to paragraph (b).
 ( ) 60 days after filing pursuant to paragraph (a)(1).
 (x) on May 22, 1999 pursuant to paragraph (a)(1) of Rule 485.
 ( ) 75 days after filing pursuant to paragraph (a)(2).
 ( ) on (            ) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
 ( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Like securities of all mutual
funds, these securities have
not been approved or
disapproved by the
Securities and Exchange
Commission, and the
Securities and Exchange
Commission has not
determined if this
prospectus is accurate or
complete. Any
representation to the
contrary is a criminal
offense.

Fidelity
INSTITUTIONAL MONEY MARKET  FUNDS

TREASURY ONLY PORTFOLIO
CLASS I
(fund number 680)

TREASURY PORTFOLIO
CLASS I
(fund number 695)

GOVERNMENT PORTFOLIO
CLASS I
(fund number 057)

DOMESTIC PORTFOLIO
CLASS I
(fund number 690)

MONEY MARKET PORTFOLIO
CLASS I
(fund number 059)

TAX-EXEMPT PORTFOLIO
CLASS I
(fund number 056)

PROSPECTUS
MAY 22, 1999

(fidelity_logo_graphic) (registered trademark)
82 Devonshire Street, Boston, MA 02109

CONTENTS

FUND SUMMARY             4   INVESTMENT SUMMARY

                         5   PERFORMANCE

                         9   FEE TABLE

FUND BASICS              12  INVESTMENT DETAILS

                         14  VALUING SHARES

SHAREHOLDER INFORMATION  14  BUYING AND SELLING SHARES

                         18  EXCHANGING SHARES

                         18  ACCOUNT FEATURES AND POLICIES

                         19  DIVIDENDS AND CAPITAL GAINS
                             DISTRIBUTIONS

                         19  TAX CONSEQUENCES

FUND SERVICES            19  FUND MANAGEMENT

                         20  FUND DISTRIBUTION

APPENDIX                 20  FINANCIAL HIGHLIGHTS

FUND SUMMARY

INVESTMENT SUMMARY

INVESTMENT OBJECTIVE

TREASURY ONLY PORTFOLIO seeks as high a level of current income as is consistent with the security of principal and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

(small solid bullet) Investing in U.S. Treasury securities.

(small solid bullet) Investing in securities whose interest is exempt from state and local income taxes.

(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:
(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.

(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

INVESTMENT OBJECTIVE

TREASURY PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing in U.S. Treasury securities and repurchase agreements for those securities.

(small solid bullet) Generally maintaining a dollar-weighted average maturity at 60 days or less.
(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.

(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.


An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

INVESTMENT OBJECTIVE

GOVERNMENT PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing in U.S. Government securities and repurchase agreements for those securities and entering into reverse repurchase agreements.

(small solid bullet) Generally maintaining a dollar-weighted average maturity at 60 days or less.

(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.

(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

INVESTMENT OBJECTIVE

DOMESTIC PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing in U.S. dollar-denominated money market securities of domestic issuers rated in the highest category by at least two nationally-recognized rating services, U.S. Government securities and repurchase agreements and entering into reverse repurchase agreements.

(small solid bullet) Investing more than 25% of total assets in the financial services industry.

(small solid bullet) Generally maintaining a dollar-weighted average maturity at 60 days or less.

(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Entities located in foreign countries can be affected by adverse political, regulatory, market or economic developments in those countries.

(small solid bullet) FINANCIAL SERVICES EXPOSURE. Changes in government regulation or economic downturns can have a significant negative affect on issuers in the financial services sector.

(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

INVESTMENT OBJECTIVE

MONEY MARKET PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest category by at least two nationally recognized rating services or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by FMR, including U.S. Government securities and repurchase agreements, and entering into reverse repurchase agreements.

(small solid bullet) Investing more than 25% of total assets in the financial services industry.

(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Entities located in foreign countries can be affected by adverse political, regulatory, market or economic developments in those countries.

(small solid bullet) FINANCIAL SERVICES EXPOSURE. Changes in government regulation or economic downturns can have a significant negative affect on issuers in the financial services sector.

(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

INVESTMENT OBJECTIVE

TAX-EXEMPT PORTFOLIO seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with a portfolio of high-quality, short-term municipal obligations selected on the basis of liquidity and stability of principal.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing normally in municipal money market securities rated in the highest category by at least one nationally recognized rating service or in one of the two highest categories by another rating service if rated by more than one, or, if unrated, determined to be of equivalent quality to the highest category by FMR.

(small solid bullet) Investing so that at least 80% of fund's income distributions is exempt from federal income tax.
(small solid bullet) Normally not investing in municipal securities whose interest is subject to federal income tax or in municipal securities whose interest is subject to the federal alternate minimum tax.

(small solid bullet) Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.

(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) MUNICIPAL MARKET VOLATILITY. The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Entities located in foreign countries can be affected by adverse political, regulatory, market or economic developments in those countries.

(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

PERFORMANCE

The following information illustrates the funds' performance over the past year and changes in the funds' performance from year to year. Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS

TREASURY ONLY PORTFOLIO -
CLASS I

Calendar Years             1991  1992  1993  1994  1995  1996  1997  1998

                           %     %     %     %     %     %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS I OF TREASURY ONLY PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING
              ) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER
ENDING                     ).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR CLASS I OF TREASURY ONLY PORTFOLIO WAS __%.

TREASURY PORTFOLIO - CLASS I

Calendar Years                 1989  1990  1991  1992  1993  1994  1995  1996  1997  1998

                               %     %     %     %     %     %     %     %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS I OF TREASURY
PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING
             ) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER
ENDING                 ).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR CLASS I OF TREASURY PORTFOLIO WAS __%.

GOVERNMENT PORTFOLIO - CLASS I

Calendar Years                  1989  1990  1991  1992  1993  1994  1995  1996  1997  1998

                                %     %     %     %     %     %     %     %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS I OF GOVERNMENT
PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING
           ) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER
ENDING              ).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR CLASS I OF GOVERNMENT PORTFOLIO WAS __%.

DOMESTIC PORTFOLIO - CLASS I

Calendar Years                1990  1991  1992  1993  1994  1995  1996  1997  1998

                              %     %     %     %     %     %     %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS I OF DOMESTIC
PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING
           ) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER
ENDING                   ).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR CLASS I OF DOMESTIC PORTFOLIO WAS __%.

MONEY MARKET PORTFOLIO -
CLASS I

Calendar Years            1989  1990  1991  1992  1993  1994  1995  1996  1997  1998

                          %     %     %     %     %     %     %     %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS I OF MONEY MARKET
PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING
               ) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER
ENDING                     ).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR CLASS I OF MONEY
MARKET PORTFOLIO WAS __%.

TAX-EXEMPT PORTFOLIO - CLASS I

Calendar Years                  1989  1990  1991  1992  1993  1994  1995  1996  1997  1998

                                %     %     %     %     %     %     %     %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS I OF TAX-EXEMPT
PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING
                ) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER
ENDING                      ).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR CLASS I OF TAX-EXEMPT PORTFOLIO WAS __%.

AVERAGE ANNUAL RETURNS

For the periods ended           Past 1 year  Past 5 years  Past 10 years/Life of fundA
December 31, 1998

Treasury Only  Portfolio -       %            %             %C
Class I

Treasury Portfolio - Class I     %            %             %

Government Portfolio - Class I   %            %             %

Domestic Portfolio - Class I     %            %             %B

Money Market  Portfolio -        %            %             %
Class I

Tax-Exempt Portfolio - Class I   %            %             %


A BEGINNING JANUARY 1 OF THE FIRST CALENDAR YEAR FOLLOWING THE CLASS'S COMMENCEMENT OF OPERATIONS.

B FROM JANUARY 1, 1990.

C FROM JANUARY 1, 1991.

If FMR had not reimbursed certain class expenses during these periods, Class I's returns would have been lower.

FEE TABLE

The following table describes the fees and expenses that are incurred when you buy, hold or sell Class I shares of a fund. [The annual class operating expenses provided below for Class I are based on historical expenses, adjusted to reflect current fees.] [The annual class operating expenses provided below for Class I do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period.] [The annual class operating expenses provided below for Class I are based on historical expenses.]

SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)

                              Class I

Sales charge (load) on        None
purchases and reinvested
distributions

Deferred sales charge (load)  None
on redemptions

ANNUAL CLASS OPERATING EXPENSES (PAID FROM CLASS ASSETS)

                                                       Class I

TREASURY ONLY PORTFOLIO  Management fee                %

                         Distribution and Service      None
                         (12b-1) fee

                         Other expenses                %

                         Total annual class operating  %
                         expensesA

TREASURY PORTFOLIO       Management fee                %

                         Distribution and Service      None
                         (12b-1) fee

                         Other expenses                %

                         Total annual class operating  %
                         expensesA

GOVERNMENT PORTFOLIO     Management fee                %

                         Distribution and Service      None
                         (12b-1) fee

                         Other expenses                %

                         Total annual class operating  %
                         expensesA

DOMESTIC PORTFOLIO       Management fee                %

                         Distribution and Service      None
                         (12b-1) fee

                         Other expenses                %

                         Total annual class operating  %
                         expensesA

MONEY MARKET PORTFOLIO   Management fee                %

                         Distribution and Service      None
                         (12b-1) fee

                         Other expenses                %

                         Total annual class operating  %
                         expensesA

TAX-EXEMPT PORTFOLIO     Management fee                %

                         Distribution and Service      None
                         (12b-1) fee

                         Other expenses                %

                         Total annual class operating  %
                         expensesA

AFMR has voluntarily agreed to reimburse Class I of each fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and 12b-1 fees), as a percentage of their respective average net assets, exceed 0.20% (0.18% for Money Market Portfolio). These arrangements can be terminated by FMR at any time.

[A portion of the brokerage commissions that a fund pays is used to reduce that fund's expenses. In addition, each fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total Class I operating expenses, after reimbursement, would have been __% [for [Fund Name] and __% for [Fund Name]].

This EXAMPLE helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that Class I's annual return is 5% and that your shareholder fees and Class I's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:

                                   Class I

TREASURY ONLY PORTFOLIO  1 year    $

                         3 years   $

                         5 years   $

                         10 years  $

TREASURY PORTFOLIO       1 year    $

                         3 years   $

                         5 years   $

                         10 years  $

GOVERNMENT PORTFOLIO     1 year    $

                         3 years   $

                         5 years   $

                         10 years  $

DOMESTIC PORTFOLIO       1 year    $

                         3 years   $

                         5 years   $

                         10 years  $

MONEY MARKET PORTFOLIO   1 year    $

                         3 years   $

                         5 years   $

                         10 years  $

TAX-EXEMPT PORTFOLIO     1 year    $

                         3 years   $

                         5 years   $

                         10 years  $

FUND BASICS

INVESTMENT DETAILS

INVESTMENT OBJECTIVE

TREASURY ONLY PORTFOLIO seeks as high a level of current income as is consistent with the security of principal and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

FMR invests the fund's assets in U.S. Treasury securities. FMR does not enter into repurchase agreements or reverse repurchase agreements for the fund. FMR normally invests the fund's assets in securities whose interest is specifically exempt from state and local income taxes under federal law; such interest is not exempt from federal income tax.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity and income.

INVESTMENT OBJECTIVE

TREASURY PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

PRINCIPAL INVESTMENT STRATEGIES

FMR invests the fund's assets in U.S. Treasury securities and repurchase agreement for those securities. FMR does not enter into reverse repurchase agreements for the fund.

FMR generally intends to maintain the fund's dollar-weighted average maturity at 60 days or less.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity and income.

INVESTMENT OBJECTIVE

GOVERNMENT PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

PRINCIPAL INVESTMENT STRATEGIES

FMR invests the fund's assets in U.S. Government securities and repurchase agreements for those securities. FMR also may enter into reverse repurchase agreements for the fund.
FMR generally intends to maintain the fund's dollar-weighted average maturity at 60 days or less.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity and income.

INVESTMENT OBJECTIVE

DOMESTIC PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

PRINCIPAL INVESTMENT STRATEGIES

FMR invests the fund's assets in U.S. dollar-denominated money market securities of domestic issuers rated in the highest category by at least two nationally recognized rating services, U.S. Government securities and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund.

FMR will invest more than 25% of the fund's total assets in the financial services industry.

FMR generally intends to maintain the fund's dollar-weighted average maturity at 60 days or less.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity and income.

INVESTMENT OBJECTIVE

MONEY MARKET PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

PRINCIPAL INVESTMENT STRATEGIES

FMR invests the fund's assets in the highest-quality U.S. dollar-denominated money market securities of domestic and foreign issuers, including U.S. Government securities and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund. Securities are "highest-quality" if rated in the highest category by at least two nationally recognized rating services or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by FMR.

FMR will invest more than 25% of the fund's total assets in the financial services industry.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity and income.

INVESTMENT OBJECTIVE

TAX-EXEMPT PORTFOLIO seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with a portfolio of high-quality, short-term municipal obligations selected on the basis of liquidity and stability of principal.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets in the highest-quality municipal money market securities. Securities are "highest-quality" if rated in the highest category by at least one nationally recognized rating service and in one of the two highest categories by another rating service if rated by more than one, or, if unrated, determined to be of equivalent quality to the highest category by FMR.

FMR normally invests the fund's assets so that at least 80% of the fund's income distributions is exempt from federal income tax. FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax or in municipal securities whose interest is subject to the federal alternate minimum tax.

FMR may invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation and utilities.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity and income.

DESCRIPTION OF PRINCIPAL SECURITY TYPES

MONEY MARKET SECURITIES are high-quality, short-term securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity. Taxable money market securities include bank certificates of deposit, bank acceptances, bank time deposits, notes, commercial paper and U.S. Government securities. Municipal money market securities include variable rate demand notes, commercial paper and municipal notes.

U.S. GOVERNMENT SECURITIES are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

MUNICIPAL SECURITIES are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees or insurance.

A REPURCHASE AGREEMENT is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price.

PRINCIPAL INVESTMENT RISKS

Many factors affect each fund's performance. A fund's yield will change daily based on changes in interest rates and other market conditions. Although each fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of a fund's investments could cause the fund's share price to decrease. It is important to note that neither the funds' share prices nor their yields are guaranteed by the U.S. Government.

The following factors may significantly affect a fund's performance:

MUNICIPAL MARKET VOLATILITY. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

INTEREST RATE CHANGES. Money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and the securities of issuers in the financial services industry can be more sensitive to interest rate changes. Short-term securities tend to react to changes in short-term interest rates.

FOREIGN EXPOSURE. Issuers located in foreign countries and entities located in foreign countries that provide credit support or a maturity-shortening structure can involve increased risks. Extensive public information about the issuer or provider may not be available and unfavorable political, economic or governmental developments could affect the value of the security.

FINANCIAL SERVICES EXPOSURE. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services sector can be sensitive to changes in government regulation and interest rates and economic downturns in the United States and abroad.

ISSUER-SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value. In addition, if the structure of a security fails to function as intended, interest from the security could become taxable or the security could decline in value.

In response to market, economic, political or other conditions, FMR may temporarily use a different investment strategy for Tax-Exempt Portfolio for defensive purposes. If FMR does so, different factors could affect Tax-Exempt Portfolio's performance, and the fund may distribute income subject to federal income tax.

FUNDAMENTAL INVESTMENT POLICIES

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

TREASURY ONLY PORTFOLIO seeks as high a level of current income as is consistent with the security of principal and liquidity, and to maintain a constant net asset value per share (NAV) of $1.00.

TREASURY PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

GOVERNMENT PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

DOMESTIC PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

MONEY MARKET PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

TAX-EXEMPT PORTFOLIO seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with a portfolio of high-quality, short-term municipal obligations selected on the basis of liquidity and stability of principal. The fund, under normal conditions, will invest so that at least 80% of its income distributions is exempt from federal income tax.

VALUING SHARES

The funds are open for business each day that the Federal Reserve Bank of Kansas City (Kansas City Fed) (for Tax-Exempt Portfolio) or the Federal Reserve Bank of New York (New York Fed) (for Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, and Money Market Portfolio), the New York Stock Exchange
(NYSE) and the principal bond markets (as recommended by the Bond Market Association) are open.

A class's NAV is the value of a single share. Fidelity normally calculates Class I's NAV each business day as of the time indicated in the table below. However, NAV may be calculated earlier as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing Class I's NAV.

Fund                     NAV Calculation Times
                         (Eastern Time)

Treasury Only Portfolio   2:00 p.m.

Treasury Portfolio        5:00 p.m.

Government Portfolio      5:00 p.m.

Domestic Portfolio        5:00 p.m.

Money Market Portfolio    3:00 p.m.

Tax-Exempt Portfolio      12:00 noon

To the extent that each fund's assets are traded in other markets on days when the Kansas City Fed, the New York Fed, the NYSE or the principal bond markets (as recommended by the Bond Market Association) are closed, the value of the fund's assets may be affected on days when the fund is not open for business.

Each fund's assets are valued on the basis of amortized cost.

SHAREHOLDER INFORMATION

BUYING AND SELLING SHARES

GENERAL INFORMATION

For account, product and service information, please call
1-800-843-3001 (8:30 a.m. - 7:00 p.m. Eastern time, Monday through
Friday).

Please use the following addresses:

BUYING OR SELLING SHARES

Fidelity Investments
P.O. Box 770002
Cincinnati, OH 45277-0081

OVERNIGHT EXPRESS

Fidelity Investments
2300 Litton Lane - KH2A
Hebron, KY 41048

You may buy or sell Class I shares of the funds through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling and exchanging Class I shares of a fund and the account features and policies may differ. Additional fees may also apply to your investment in Class I shares of a fund, including a transaction fee if you buy or sell Class I shares of the fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

BUYING SHARES

The price to buy one share of Class I is the class's NAV. the Class I shares are sold without a sales charge.

Your shares will be bought at the next NAV calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

Short-term or excessive trading into and out of a fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to that fund. For these purposes, FMR may consider an investor's trading history in that fund or other Fidelity funds, and accounts under common ownership or control.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

When you place an order to buy shares, note the following:

(small solid bullet) You are advised to place your trades as early in the day as possible and to provide Fidelity with advance notice of large purchases.

(small solid bullet) All of your purchases must be made by federal funds wire; checks and Automated Clearing House System (ACH) payments will not be accepted.

(small solid bullet) All wires must be received in proper form by Fidelity at the applicable fund's designated wire bank before the close of the Federal Reserve Wire System on the day of purchase or you could be liable for any losses or fees a fund or Fidelity has incurred or for interest and penalties.

MINIMUMS

TO OPEN AN ACCOUNT  $1,000,000A
MINIMUM BALANCE     $1,000,000

A THE MINIMUM INITIAL INVESTMENT OF $1 MILLION MAY BE WAIVED IF YOUR AGGREGATE BALANCE IN THE FIDELITY INSTITUTIONAL MONEY MARKET FUNDS IS GREATER THAN $10 MILLION. PLEASE CONTACT FIDELITY FOR MORE INFORMATION REGARDING THIS WAIVER.

KEY INFORMATION

PHONE 1-800-843-3001         TO OPEN AN ACCOUNT

                             (small solid bullet) Exchange
                             from the same class of any
                             fund offered through this
                             prospectus. Call your
                             investment professional or,
                             if you trade directly
                             through Fidelity, call
                             1-800-843-3001.

                             TO ADD TO AN ACCOUNT

                             (small solid bullet) Exchange
                             from the same class of any
                             fund offered through this
                             prospectus. Call your
                             investment professional or,
                             if you trade directly
                             through Fidelity, call
                             1-800-843-3001.

MAIL FIDELITY INVESTMENTS    TO OPEN AN ACCOUNT
P.O. BOX 770002 CINCINNATI,  (small solid bullet) Complete
OH 45277-0081                and sign the account
                             application. Mail to the
                             address indicated at left.

                             (small solid bullet) Exchange
                             from the same class of any
                             fund offered through this
                             prospectus. Send a letter of
                             instruction to your
                             investment professional or
                             to the address at left,
                             including your name, the
                             funds' names, the applicable
                             class names, the fund
                             account numbers, and the
                             dollar amount or number of
                             shares to be exchanged.

                             TO ADD TO AN ACCOUNT

                             (small solid bullet) Exchange
                             from the same class of any
                             fund offered through this
                             prospectus. Send a letter of
                             instruction to your
                             investment professional or
                             to the address at left,
                             including your name, the
                             funds' names, the applicable
                             class names, the fund
                             account numbers, and the
                             dollar amount or number of
                             shares to be exchanged.

IN PERSON                    TO OPEN AN ACCOUNT

                             (small solid bullet) Bring
                             your application and wire
                             instructions to your
                             investment professional.
                             TO ADD TO AN ACCOUNT

                             (small solid bullet) Bring
                             your wire instructions to
                             your investment professional.

WIRE                         TO OPEN AN ACCOUNT

                             (small solid bullet) Call
                             your investment professional
                             or, if you trade directly
                             through Fidelity, call
                             1-800-843-3001 to set up
                             your account and to arrange
                             a wire transaction.
                             (small solid bullet) Wire to:
                             The Bank of New York, Bank
                             Routing # 021000018, Account
                             # 8900118245.

                             (small solid bullet) Specify
                             the complete name of the
                             fund, note the applicable
                             class, and include your new
                             fund account number and your
                             name.

                             TO ADD TO AN ACCOUNT

                             (small solid bullet) Call
                             your investment professional
                             or, if you trade directly
                             through Fidelity, call
                             1-800-843-3001.

                             (small solid bullet) Wire to:
                             The Bank of New York, Bank
                             Routing # 021000018, Account
                             # 8900118245.

                             (small solid bullet) Specify
                             the complete name of the
                             fund, note the applicable
                             class, and include your fund
                             account number and your name.

SELLING SHARES

The price to sell one share of Class I is the class's NAV.
Your shares will be sold at the next NAV calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

(small solid bullet) You wish to sell more than $100,000 worth of shares;

(small solid bullet) Your account registration has changed within the last 30 days;

(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:
(small solid bullet) If you are selling some but not all of your shares, leave at least $1,000,000 worth of shares in the account to keep it open, except accounts not subject to account minimums.

(small solid bullet) You are advised to place your trades as early in the day as possible and to provide Fidelity with advance notice of large redemptions.

(small solid bullet) Normally, Fidelity will process redemptions on the same business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect a fund.

(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

(small solid bullet) Redemption proceeds may be paid in securities or other assets rather than in cash if the Board of Trustees determines it is in the best interests of a fund.

KEY INFORMATION

PHONE 1-800-843-3001         (small solid bullet) Call
                             your investment professional
                             or, if you trade directly
                             through Fidelity, call
                             1-800-843-3001 to initiate a
                             wire transaction.

                             (small solid bullet) Exchange
                             to the same class of another
                             fund offered through this
                             prospectus. Call your
                             investment professional or,
                             if you trade directly
                             through Fidelity, call
                             1-800-843-3001.

MAIL FIDELITY INVESTMENTS    (small solid bullet) Send a
P.O. BOX 770002 CINCINNATI,  letter of instruction to
OH 45277-0081                your investment professional
                             or to the address at left,
                             including the firm's name,
                             the fund's name, the class
                             name, the firm's fund
                             account number, your
                             address, and the dollar
                             amount or number of shares
                             to be sold. At least one
                             person authorized by
                             corporate resolution to act
                             on the account must sign the
                             letter of instruction.

                             (small solid bullet) Include
                             a corporate resolution with
                             corporate seal or a
                             signature guarantee.

IN PERSON                    (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. At least one
                             person authorized by
                             corporate resolution to act
                             on the account must sign the
                             letter of instruction.

                             (small solid bullet) Include
                             a corporate resolution with
                             corporate seal or a
                             signature guarantee.

EXCHANGING SHARES

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Class I shareholder you have the privilege of exchanging Class I shares of a fund for Class I shares of another fund offered through this prospectus.

However, you should note the following policies and restrictions governing exchanges:

(small solid bullet) The fund or class you are exchanging into must be available for sale in your state.

(small solid bullet) You may exchange only between accounts that are registered in the same name, address, and taxpayer identification number.

(small solid bullet) Before exchanging into a fund or class, read its prospectus.

(small solid bullet) Exchanges may have tax consequences for you.

(small solid bullet) Currently, there is no limit on the number of exchanges out of a fund.

(small solid bullet) Each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

The funds may terminate or modify the exchange privileges in the future.

ACCOUNT FEATURES AND POLICIES

FEATURES

The following feature is available to buy and sell shares of the funds.

WIRE

TO PURCHASE AND SELL SHARES VIA THE FEDERAL RESERVE WIRE SYSTEM.

(small solid bullet) You must sign up for the Wire feature before using it. Complete the appropriate section on the application when opening your account.

(small solid bullet) Call your investment professional or, if you trade directly through Fidelity, call 1-800-843-3001 before your first use to verify that this feature is set up on your account.

(small solid bullet) To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

(small solid bullet) To change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee, to your investment professional or, if you trade directly through Fidelity, to the address found in "General Information."

POLICIES

The following policies apply to you as a shareholder.

STATEMENTS AND REPORTS that Fidelity sends to you include the following:

(small solid bullet) Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund).

(small solid bullet) Monthly or quarterly account statements
(detailing account balances and all transactions completed during the prior month or quarter).

(small solid bullet) Financial reports (every six months).
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in a fund. Call your investment professional if you need additional copies of financial reports or prospectuses.

You may initiate many TRANSACTIONS BY TELEPHONE OR ELECTRONICALLY. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

When you sign your ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require [the/a] fund to withhold 31% of your taxable distributions and redemptions.

If your ACCOUNT BALANCE falls below $1,000,000 (except accounts not subject to account minimums), you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV on the day your account is closed.

Fidelity may charge a FEE FOR CERTAIN SERVICES, such as providing historical account documents.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

Each fund earns interest, dividends and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund may also realize capital gains from its investments, and distributes these gains (less losses), if any, to shareholders as capital gains distributions.

Distributions you receive from each fund consist primarily of dividends. Each fund normally declares dividends daily and pays them monthly.

Dividends declared for each of Treasury Portfolio, Government
Portfolio and Domestic Portfolio are based on estimates of income for the fund. Actual income may differ from estimates, and differences, if any, will be included in the calculation of subsequent dividends.

You may request to have dividends relating to Class I shares redeemed from an account closed during the month paid when the account is closed. Each fund reserves the right to limit this service.

EARNING DIVIDENDS

Shares purchased by contacting Fidelity prior to the fund's close of business with receipt of the wire in proper form before the close of the Federal Reserve Wire System on that day, generally begin to earn dividends on the day of purchase.

However, on any day that the principal bond markets close early (as recommended by the Bond Market Association) or the Kansas City Fed for Tax-Exempt Portfolio or the New York Fed for Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, and Money Market Portfolio closes early, a class may advance the time on that day by which purchase orders must be placed so that shares earn dividends on the day of purchase.

Shares generally earn dividends through the day prior to the day of redemption. However, on any day that the principal bond markets close early (as recommended by the Bond Market Association) or the Kansas City Fed for Tax-Exempt Portfolio or the New York Fed for Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, and Money Market Portfolio closes early, a class may set a time after which shares earn dividends until, but not including, the next business day following the day of redemption.

DISTRIBUTION OPTIONS

When you open an account, specify on your application how you want to receive your distributions. The following options may be available for Class I distributions:

1. REINVESTMENT OPTION. Your dividends and capital gains distributions, if any, will be automatically reinvested in additional Class I shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. CASH OPTION. Your dividends and capital gains distributions, if any, will be paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

TAX CONSEQUENCES

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Distributions you receive from Treasury Only Portfolio, Treasury
Portfolio, Government Portfolio, Domestic Portfolio, and Money Market Portfolio (the taxable funds) are subject to federal income tax, and may also be subject to state or local taxes.

Tax-Exempt Portfolio seeks to earn income and pay dividends exempt from federal income tax.

Income exempt from federal income tax may be subject to state or local taxes. A portion of Tax-Exempt Portfolio's income, and the dividends you receive, may be subject to federal and state income taxes.
Tax-Exempt Portfolio may also realize taxable income or gains on the sale of municipal bonds and may make taxable distributions.

For federal tax purposes, each taxable fund's dividends, Tax-Exempt Portfolio's distributions of gains on bonds characterized as market discount, and each fund's distributions of short-term capital gains are taxable to you as ordinary income. Each fund's distributions of long-term capital gains, if any, are taxable to you generally as capital gains.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option. If you elect to receive distributions in cash, you will receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31.

FUND SERVICES

FUND MANAGEMENT

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager.

As of __, FMR had approximately $__ billion in discretionary assets under management.

As the manager, FMR is responsible for choosing the funds' investments and handling their business affairs.

Fidelity Investments Money Management, Inc. (FIMM), in Merrimack, New Hampshire, is an affiliate of FMR and serves as sub-adviser for each
fund. As of                  , FIMM had approximately $____ in
discretionary assets under management. FIMM is primarily responsible for choosing investments for each fund.

A fund could be adversely affected if the computer systems used by FMR and other service providers do not properly process and calculate date-related information from and after January 1, 2000. FMR has advised each fund that it is actively working on necessary changes to its computer systems and expects that its systems, and those of other major service providers, will be modified prior to January 1, 2000. However, there can be no assurance that there will be no adverse impact on a fund.

Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

Each fund pays a management fee to FMR.

The management fee is calculated and paid to FMR every month.

Each fund's annual management fee rate is 0.20% of its average net assets.

For the fiscal year ended March 31, 1999, __________ paid a management fee of __% of the fund's average net assets, after reimbursement.

FMR pays FIMM for providing assistance with investment advisory services.

FMR may, from time to time, agree to reimburse each class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated by FMR at any time, can decrease a class's expenses and boost its performance.

[As of ________, 1999, approximately __% and __% of ________'s total outstanding shares, respectively, were held by FMR.

FUND DISTRIBUTION

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation. (FDC) distributes Class I's shares.

Class I has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class I shares and/or shareholder support services. FMR, directly or through FDC, may pay intermediaries, such as banks, broker-dealers and other service-providers, that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Class I.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of a fund, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related Statement of Additional Information (SAI), in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.

APPENDIX

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand Class I's financial history for the past 5 years. Certain information reflects financial results for a single class share. Total returns for each period include the reinvestment of all dividends and distributions. This information has been audited by ____________, independent accountants, whose report, along with each fund's financial highlights and financial statements, are included in the funds' Annual Report. A free copy of the Annual Report is available upon request.

[Financial Highlights to be filed by subsequent amendment.]

You can obtain additional information about the funds. The funds' SAI includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports include a discussion of the fund's holdings and performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-800-622-3175.

The SAI, the funds' annual and semi-annual reports and other related materials are available on the SEC's Internet Web site (http://www.sec.gov). You can obtain copies of this information upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER 811-3320

Fidelity Investments & (Pyramid) Design, Fidelity and Fidelity
Investments are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

                           . IMMI-pro-0599



Like securities of all mutual
funds, these securities have
not been approved or
disapproved by the
Securities and Exchange
Commission, and the
Securities and Exchange
Commission has not
determined if this
prospectus is accurate or
complete. Any
representation to the
contrary is a criminal
offense.

Fidelity
INSTITUTIONAL MONEY MARKET FUNDS

TREASURY ONLY PORTFOLIO
CLASS II
(fund number 542)

TREASURY PORTFOLIO
CLASS II
(fund number 600)

GOVERNMENT PORTFOLIO
CLASS II
(fund number 604)

DOMESTIC PORTFOLIO
CLASS II
(fund number 692)

MONEY MARKET PORTFOLIO
CLASS II
(fund number 541)

TAX-EXEMPT PORTFOLIO
CLASS II
(fund number 544)

PROSPECTUS
MAY 22, 1999

(fidelity_logo_graphic) (registered trademark)
82 Devonshire Street, Boston, MA 02109

CONTENTS

FUND SUMMARY             3   INVESTMENT SUMMARY

                         4   PERFORMANCE

                         8   FEE TABLE

FUND BASICS              11  INVESTMENT DETAILS

                         12  VALUING SHARES

SHAREHOLDER INFORMATION  13  BUYING AND SELLING SHARES

                         17  EXCHANGING SHARES

                         17  ACCOUNT FEATURES AND POLICIES

                         18  DIVIDENDS AND CAPITAL GAINS
                             DISTRIBUTIONS

                         18  TAX CONSEQUENCES

FUND SERVICES            18  FUND MANAGEMENT

                         19  FUND DISTRIBUTION

APPENDIX                 19  FINANCIAL HIGHLIGHTS

FUND SUMMARY

INVESTMENT SUMMARY

INVESTMENT OBJECTIVE

TREASURY ONLY PORTFOLIO seeks as high a level of current income as is consistent with the security of principal and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

(small solid bullet) Investing in U.S. Treasury securities.

(small solid bullet) Investing in securities whose interest is exempt from state and local income taxes.

(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.

(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

INVESTMENT OBJECTIVE

TREASURY PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing in U.S. Treasury securities and repurchase agreements for those securities.

(small solid bullet) Generally maintaining a dollar-weighted average maturity at 60 days or less.

(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.

(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

INVESTMENT OBJECTIVE

GOVERNMENT PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing in U.S. Government securities and repurchase agreements for those securities and entering into reverse repurchase agreements.

(small solid bullet) Generally maintaining a dollar-weighted average maturity at 60 days or less.

(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.

(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

INVESTMENT OBJECTIVE

DOMESTIC PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing in U.S. dollar-denominated money market securities of domestic issuers rated in the highest category by at least two nationally-recognized rating services, U.S. Government securities and repurchase agreements and entering into reverse repurchase agreements.

(small solid bullet) Investing more than 25% of total assets in the financial services industry.

(small solid bullet) Generally maintaining a dollar-weighted average maturity at 60 days or less.

(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Entities located in foreign countries can be affected by adverse political, regulatory, market or economic developments in those countries.

(small solid bullet) FINANCIAL SERVICES EXPOSURE. Changes in government regulation or economic downturns can have a significant negative affect on issuers in the financial services sector.

(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

INVESTMENT OBJECTIVE

MONEY MARKET PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest category by at least two nationally recognized rating services or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by FMR, including U.S. Government securities and repurchase agreements, and entering into reverse repurchase agreements.

(small solid bullet) Investing more than 25% of total assets in the financial services industry.

(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Entities located in foreign countries can be affected by adverse political, regulatory, market or economic developments in those countries.

(small solid bullet) FINANCIAL SERVICES EXPOSURE. Changes in government regulation or economic downturns can have a significant negative affect on issuers in the financial services sector.

(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

INVESTMENT OBJECTIVE

TAX-EXEMPT PORTFOLIO seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with a portfolio of high-quality, short-term municipal obligations selected on the basis of liquidity and stability of principal.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing normally in municipal money market securities rated in the highest category by at least one nationally recognized rating service or in one of the two highest categories by another rating service if rated by more than one, or, if unrated, determined to be of equivalent quality to the highest category by FMR.

(small solid bullet) Investing so that at least 80% of fund's income distributions is exempt from federal income tax.

(small solid bullet) Normally not investing in municipal securities whose interest is subject to federal income tax or in municipal securities whose interest is subject to the federal alternate minimum tax.

(small solid bullet) Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.

(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) MUNICIPAL MARKET VOLATILITY. The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Entities located in foreign countries can be affected by adverse political, regulatory, market or economic developments in those countries.

(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

PERFORMANCE

The following information illustrates the changes in the funds' performance from year to year. Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS

TREASURY ONLY PORTFOLIO -
CLASS II

Calendar Years                                         1996  1997  1998

                                                       %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS II OF TREASURY ONLY PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING __________) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER
ENDING ______).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR CLASS II OF TREASURY ONLY PORTFOLIO WAS __%.

TREASURY PORTFOLIO - CLASS II

Calendar Years                                             1996  1997  1998

                                                           %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS II OF TREASURY
PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING __________) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER
ENDING ______).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR CLASS II OF TREASURY PORTFOLIO WAS __%.

GOVERNMENT PORTFOLIO- CLASS II

Calendar Years                                              1996  1997  1998

                                                            %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS II OF GOVERNMENT
PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING __________) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER
ENDING ______).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR CLASS II OF
GOVERNMENT PORTFOLIO WAS __%.

DOMESTIC PORTFOLIO - CLASS II

Calendar Years                                             1996  1997  1998

                                                           %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS II OF DOMESTIC
PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING __________) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER
ENDING ______).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR CLASS II OF DOMESTIC PORTFOLIO WAS __%.

MONEY MARKET PORTFOLIO -
CLASS II

Calendar Years                                        1996  1997  1998

                                                      %     %     %


Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS II OF MONEY MARKET PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING __________) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER
ENDING ______).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR CLASS II OF MONEY MARKET PORTFOLIO WAS __%.

TAX-EXEMPT PORTFOLIO- CLASS II

Calendar Years                                              1996  1997  1998

                                                            %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS II OF TAX-EXEMPT
PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING __________) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER
ENDING ______).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR CLASS II OF
TAX-EXEMPT PORTFOLIO WAS __%.

AVERAGE ANNUAL RETURNS

For the periods ended            Past 1 year  Life of fundA
December 31, 1998

Treasury Only Portfolio -         %                    %B
Class II

Treasury Portfolio - Class II     %                    %B

Government Portfolio - Class II   %                    %B

Domestic Portfolio -  Class II    %                    %B

Money Market  Portfolio -         %                    %B
Class II

Tax-Exempt Portfolio -  Class     %                    %B
II

A BEGINNING JANUARY 1 OF THE FIRST CALENDAR YEAR FOLLOWING THE CLASS'S COMMENCEMENT OF OPERATIONS.

B FROM JANUARY 1, 1996.

If FMR had not reimbursed certain class expenses during these periods, Class II's returns would have been lower.

FEE TABLE

The following table describes the fees and expenses that are incurred when you buy, hold or sell Class II shares of a fund. [The annual class operating expenses provided below for Class II are based on historical expenses, adjusted to reflect current fees.] The annual class operating expenses provided below for Class II do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period.] [The annual class operating expenses provided below for Class II are based on historical expenses.]

SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)

                              Class II

Sales charge (load) on        None
purchases and reinvested
distributions

Deferred sales charge (load)  None
on redemptions

ANNUAL CLASS OPERATING EXPENSES (PAID FROM CLASS ASSETS)

                                                       Class II

TREASURY ONLY PORTFOLIO  Management fee                %

                         Distribution and Service      %
                         (12b-1) fee

                         Other expenses                %

                         Total annual class operating  %
                         expensesA

TREASURY PORTFOLIO       Management fee                %

                         Distribution and Service      %
                         (12b-1) fee

                         Other expenses                %

                         Total annual class operating  %
                         expensesA

GOVERNMENT PORTFOLIO     Management fee                %

                         Distribution and Service      None
                         (12b-1) fee

                         Other expenses                %

                         Total annual class operating  %
                         expensesA

DOMESTIC PORTFOLIO       Management fee                %

                         Distribution and Service      None
                         (12b-1) fee

                         Other expenses                %

                         Total annual class operating  %
                         expensesA

MONEY MARKET PORTFOLIO   Management fee                %

                         Distribution and Service      %
                         (12b-1) fee

                         Other expenses                %

                         Total annual class operating  %
                         expensesA

TAX-EXEMPT PORTFOLIO     Management fee                %

                         Distribution and Service      %
                         (12b-1) fee

                         Other expenses                %

                         Total annual class operating  %
                         expensesA

AFMR has voluntarily agreed to reimburse Class II of each fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and 12b-1 fees), as a percentage of their respective average net assets, exceed 0.20% (0.18% for Money Market Portfolio). These arrangements can be terminated by FMR at any time.

[A portion of the brokerage commissions that a fund pays is used to reduce that fund's expenses. In addition, each fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total Class II operating expenses, after reimbursement for funds, would have been __% [for [Fund Name] and __% for [Fund Name]].

This EXAMPLE helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that Class II's annual return is 5% and that your shareholder fees and Class II's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:

                                   Class II

TREASURY ONLY PORTFOLIO  1 year    $

                         3 years   $

                         5 years   $

                         10 years  $

TREASURY PORTFOLIO       1 year    $

                         3 years   $

                         5 years   $

                         10 years  $

GOVERNMENT PORTFOLIO     1 year    $

                         3 years   $

                         5 years   $

                         10 years  $

DOMESTIC PORTFOLIO       1 year    $

                         3 years   $

                         5 years   $

                         10 years  $

MONEY MARKET PORTFOLIO   1 year    $

                         3 years   $

                         5 years   $

                         10 years  $

TAX-EXEMPT PORTFOLIO     1 year    $

                         3 years   $

                         5 years   $

                         10 years  $

FUND BASICS

INVESTMENT DETAILS

INVESTMENT OBJECTIVE

TREASURY ONLY PORTFOLIO seeks as high a level of current income as is consistent with the security of principal and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

FMR invests the fund's assets in U.S. Treasury securities. FMR does not enter into repurchase agreements or reverse repurchase agreements for the fund. FMR normally invests the fund's assets in securities whose interest is specifically exempt from state and local income taxes under federal law; such interest is not exempt from federal income tax.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity and income.

INVESTMENT OBJECTIVE

TREASURY PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

PRINCIPAL INVESTMENT STRATEGIES

FMR invests the fund's assets in U.S. Treasury securities and repurchase agreement for those securities. FMR does not enter into reverse repurchase agreements for the fund.

FMR generally intends to maintain the fund's dollar-weighted average maturity at 60 days or less.
In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity and income.

INVESTMENT OBJECTIVE

GOVERNMENT PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

PRINCIPAL INVESTMENT STRATEGIES

FMR invests the fund's assets in U.S. Government securities and repurchase agreements for those securities. FMR also may enter into reverse repurchase agreements for the fund.

FMR generally intends to maintain the fund's dollar-weighted average maturity at 60 days or less.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity and income.

INVESTMENT OBJECTIVE

DOMESTIC PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

PRINCIPAL INVESTMENT STRATEGIES

FMR invests the fund's assets in U.S. dollar-denominated money market securities of domestic issuers rated in the highest category by at least two nationally recognized rating services, U.S. Government securities and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund.

FMR will invest more than 25% of the fund's total assets in the financial services industry.

FMR generally intends to maintain the fund's dollar-weighted average maturity at 60 days or less.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity and income.

INVESTMENT OBJECTIVE

MONEY MARKET PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

PRINCIPAL INVESTMENT STRATEGIES

FMR invests the fund's assets in the highest-quality U.S. dollar-denominated money market securities of domestic and foreign issuers, including U.S. Government securities and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund. Securities are "highest-quality" if rated in the highest category by at least two nationally recognized rating services or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by FMR.

FMR will invest more than 25% of the fund's total assets in the financial services industry.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity and income.

INVESTMENT OBJECTIVE

TAX-EXEMPT PORTFOLIO seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with a portfolio of high-quality, short-term municipal obligations selected on the basis of liquidity and stability of principal.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets in the highest-quality municipal money market securities. Securities are "highest-quality" if rated in the highest category by at least one nationally recognized rating service and in one of the two highest categories by another rating service if rated by more than one, or, if unrated, determined to be of equivalent quality to the highest category by FMR.

FMR normally invests the fund's assets so that at least 80% of the fund's income distributions is exempt from federal income tax. FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax or in municipal securities whose interest is subject to the federal alternate minimum tax.

FMR may invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation and utilities.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity and income.

DESCRIPTION OF PRINCIPAL SECURITY TYPES

MONEY MARKET SECURITIES are high-quality, short-term securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity. Taxable money market securities include bank certificates of deposit, bank acceptances, bank time deposits, notes, commercial paper and U.S. Government securities. Municipal money market securities include variable rate demand notes, commercial paper and municipal notes.

U.S. GOVERNMENT SECURITIES are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

MUNICIPAL SECURITIES are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees or insurance.

A REPURCHASE AGREEMENT is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price.

PRINCIPAL INVESTMENT RISKS

Many factors affect each fund's performance. A fund's yield will change daily based on changes in interest rates and other market conditions. Although each fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of a fund's investments could cause the fund's share price to decrease. It is important to note that neither the funds' share prices nor their yields are guaranteed by the U.S. Government.

The following factors may significantly affect a fund's performance:

MUNICIPAL MARKET VOLATILITY. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

INTEREST RATE CHANGES. Money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and the securities of issuers in the financial services industry can be more sensitive to interest rate changes. Short-term securities tend to react to changes in short-term interest rates.

FOREIGN EXPOSURE. Issuers located in foreign countries and entities located in foreign countries that provide credit support or a maturity-shortening structure can involve increased risks. Extensive public information about the issuer or provider may not be available and unfavorable political, economic or governmental developments could affect the value of the security.

FINANCIAL SERVICES EXPOSURE. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services sector can be sensitive to changes in government regulation and interest rates and economic downturns in the United States and abroad.

ISSUER-SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value. In addition, if the structure of a security fails to function as intended, interest from the security could become taxable or the security could decline in value.

In response to market, economic, political or other conditions, FMR may temporarily use a different investment strategy for Tax-Exempt Portfolio for defensive purposes. If FMR does so, different factors could affect Tax-Exempt Portfolio's performance, and the fund may distribute income subject to federal income tax.

FUNDAMENTAL INVESTMENT POLICIES

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

TREASURY ONLY PORTFOLIO seeks as high a level of current income as is consistent with the security of principal and liquidity, and to maintain a constant net asset value per share (NAV) of $1.00.

TREASURY PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

GOVERNMENT PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

DOMESTIC PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

MONEY MARKET PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

TAX-EXEMPT PORTFOLIO seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with a portfolio of high-quality, short-term municipal obligations selected on the basis of liquidity and stability of principal. The fund, under normal conditions, will invest so that at least 80% of its income distributions is exempt from federal income tax.

VALUING SHARES

The funds are open for business each day that the Federal Reserve Bank of Kansas City (Kansas City Fed) (for Tax-Exempt Portfolio) or the Federal Reserve Bank of New York (New York Fed) (for Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, and Money Market Portfolio), the New York Stock Exchange
(NYSE) and the principal bond markets (as recommended by the Bond Market Association) are open.

A class's NAV is the value of a single share. Fidelity normally calculates Class II's NAV each business day as of the time indicated in the table below. However, NAV may be calculated earlier as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing Class II's NAV.

Fund                     NAV Calculation Times
                         (Eastern Time)

Treasury Only Portfolio   2:00 p.m.

Treasury Portfolio        5:00 p.m.

Government Portfolio      5:00 p.m.

Domestic Portfolio        5:00 p.m.

Money Market Portfolio    12:00 noon

Tax-Exempt  Portfolio     3:00 p.m.

To the extent that each fund's assets are traded in other markets on days when the Kansas City Fed, the New York Fed, the NYSE or the principal bond markets (as recommended by the Bond Market Association) are closed, the value of the fund's assets may be affected on days when the fund is not open for business.

Each fund's assets are valued on the basis of amortized cost.

SHAREHOLDER INFORMATION

BUYING AND SELLING SHARES

GENERAL INFORMATION

For account, product and service information, please call
1-800-843-3001 (8:30 a.m. - 7:00 p.m. Eastern time, Monday through
Friday).

Please use the following addresses:

BUYING OR SELLING SHARES

Fidelity Investments
P.O. Box 770002
Cincinnati, OH 45277-0081

OVERNIGHT EXPRESS

Fidelity Investments
2300 Litton Lane - KH2A
Hebron, KY 41048

You may buy or sell Class II shares of the funds through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling and exchanging Class II shares of a fund and the account features and policies may differ. Additional fees may also apply to your investment in Class II shares of a fund, including a transaction fee if you buy or sell Class II shares of the fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

BUYING SHARES

The price to buy one share of Class II is the class's NAV. The class's shares are sold without a sales charge.

Your shares will be bought at the next NAV calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

Short-term or excessive trading into and out of a fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to that fund. For these purposes, FMR may consider an investor's trading history in that fund or other Fidelity funds, and accounts under common ownership or control.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

When you place an order to buy shares, note the following:

(small solid bullet) You are advised to place your trades as early in the day as possible and to provide Fidelity with advance notice of large purchases.

(small solid bullet) All of your purchases must be made by federal funds wire; checks and Automated Clearing House System (ACH) payments will not be accepted.

(small solid bullet) All wires must be received in proper form by Fidelity at the applicable fund's designated wire bank before the close of the Federal Reserve Wire System on the day of purchase or you could be liable for any losses or fees a fund or Fidelity has incurred or for interest and penalties.

MINIMUMS

TO OPEN AN ACCOUNT $1,000,000A
MINIMUM BALANCE    $1,0000,000

A THE MINIMUM INITIAL INVESTMENT OF $1 MILLION MAY   BE WAIVED IF YOUR
AGGREGATE BALANCE IN THE FIDELITY INSTITUTIONAL MONEY MARKET FUNDS IS GREATER THAN $10 MILLION. PLEASE CONTACT FIDELITY FOR MORE
INFORMATION REGARDING THIS WAIVER.

KEY INFORMATION

PHONE 1-800-843-3001         TO OPEN AN ACCOUNT

                             (small solid bullet) Exchange
                             from the same class of any
                             fund offered through this
                             prospectus. Call your
                             investment professional or,
                             if you trade directly
                             through Fidelity, call
                             1-800-843-3001.

                             TO ADD TO AN ACCOUNT

                             (small solid bullet) Exchange
                             from the same class of any
                             fund offered through this
                             prospectus. Call your
                             investment professional or,
                             if you trade directly
                             through Fidelity, call
                             1-800-843-3001.

MAIL FIDELITY INVESTMENTS    TO OPEN AN ACCOUNT
P.O. BOX 770002 CINCINNATI,  (small solid bullet) Complete
OH 45277-0081                and sign the account
                             application. Mail to the
                             address indicated at left.
                             (small solid bullet) Exchange
                             from the same class of any
                             fund offered through this
                             prospectus. Send a letter of
                             instruction to your
                             investment professional or
                             to the address at left,
                             including your name, the
                             funds' names, the applicable
                             class names, the fund
                             account numbers, and the
                             dollar amount or number of
                             shares to be exchanged.

                             TO ADD TO AN ACCOUNT

                             (small solid bullet) Exchange
                             from the same class of any
                             fund offered through this
                             prospectus. Send a letter of
                             instruction to your
                             investment professional or
                             to the address at left,
                             including your name, the
                             funds' names, the applicable
                             class names, the fund
                             account numbers, and the
                             dollar amount or number of
                             shares to be exchanged.

IN PERSON                    TO OPEN AN ACCOUNT

                             (small solid bullet) Bring
                             your application and wire
                             instructions to your
                             investment professional.

                             TO ADD TO AN ACCOUNT

                             (small solid bullet) Bring
                             your wire instructions to
                             your investment professional.

WIRE                         TO OPEN AN ACCOUNT

                             (small solid bullet) Call
                             your investment professional
                             or, if you trade directly
                             through Fidelity, call
                             1-800-843-3001 to set up
                             your account and to arrange
                             a wire transaction.

                             (small solid bullet) Wire to:
                             The Bank of New York, Bank
                             Routing # 021000018, Account
                             # 8900118245.

                             (small solid bullet) Specify
                             the complete name of the
                             fund, note the applicable
                             class, and include your new
                             fund account number and your
                             name.

                             TO ADD TO AN ACCOUNT

                             (small solid bullet) Call
                             your investment professional
                             or, if you trade directly
                             through Fidelity, call
                             1-800-843-3001.

                             (small solid bullet) Wire to:
                             The Bank of New York, Bank
                             Routing # 021000018, Account
                             # 8900118245.

                             (small solid bullet) Specify
                             the complete name of the
                             fund, note the applicable
                             class, and include your fund
                             account number and your name.

SELLING SHARES

The price to sell one share of Class II is the class's NAV.

Your shares will be sold at the next NAV calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

(small solid bullet) You wish to sell more than $100,000 worth of shares;

(small solid bullet) Your account registration has changed within the last 30 days;

(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

(small solid bullet) If you are selling some but not all of your shares, leave at least $1,000,000 worth of shares in the account to keep it open, except accounts not subject to account minimums.

(small solid bullet) You are advised to place your trades as early in the day as possible and to provide Fidelity with advance notice of large redemptions.

(small solid bullet) Normally, Fidelity will process redemptions on the same business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect a fund.

(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

(small solid bullet) Redemption proceeds may be paid in securities or other assets rather than in cash if the Board of Trustees determines it is in the best interests of a fund.

KEY INFORMATION

PHONE 1-800-843-3001         (small solid bullet) Call
                             your investment professional
                             or, if you trade directly
                             through Fidelity, call
                             1-800-843-3001 to initiate a
                             wire transaction.

                             (small solid bullet) Exchange
                             to the same class of another
                             fund offered through this
                             prospectus. Call your
                             investment professional or,
                             if you trade directly
                             through Fidelity, call
                             1-800-843-3001.

MAIL FIDELITY INVESTMENTS    (small solid bullet) Send a
P.O. BOX 770002 CINCINNATI,  letter of instruction to
OH 45277-0081                your investment professional
                             or to the address at left,
                             including the firm's name,
                             the fund's name, the class
                             name, the firm's fund
                             account number, your
                             address, and the dollar
                             amount or number of shares
                             to be sold. At least one
                             person authorized by
                             corporate resolution to act
                             on the account must sign the
                             letter of instruction.

                             (small solid bullet) Include
                             a corporate resolution with
                             corporate seal or a
                             signature guarantee.

IN PERSON                    (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. At least one
                             person authorized by
                             corporate resolution to act
                             on the account must sign the
                             letter of instruction.

                             (small solid bullet) Include
                             a corporate resolution with
                             corporate seal or a
                             signature guarantee.

EXCHANGING SHARES

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Class II shareholder you have the privilege of exchanging Class II shares of a fund for Class II shares of another fund offered through this prospectus.

However, you should note the following policies and restrictions governing exchanges:

(small solid bullet) The fund or class you are exchanging into must be available for sale in your state.

(small solid bullet) You may exchange only between accounts that are registered in the same name, address, and taxpayer identification number.

(small solid bullet) Before exchanging into a fund or class, read its prospectus.

(small solid bullet) Exchanges may have tax consequences for you.

(small solid bullet) Currently, there is no limit on the number of exchanges out of a fund.

(small solid bullet) Each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

The funds may terminate or modify the exchange privileges in the future.

ACCOUNT FEATURES AND POLICIES

FEATURES

The following features are available to buy and sell shares of the funds.

WIRE

TO PURCHASE AND SELL SHARES VIA THE FEDERAL RESERVE WIRE SYSTEM.

(small solid bullet) You must sign up for the Wire feature before using it. Complete the appropriate section on the application when opening your account.

(small solid bullet) Call your investment professional or, if you trade directly through Fidelity, call 1-800-843-3001 before your first use to verify that this feature is set up on your account.

(small solid bullet) To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

(small solid bullet) To change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee, to your investment professional or, if you trade directly through Fidelity, to the address found in "General Information."

POLICIES

The following policies apply to you as a shareholder.

STATEMENTS AND REPORTS that Fidelity sends to you include the following:

(small solid bullet) Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund).

(small solid bullet) Monthly or quarterly account statements
(detailing account balances and all transactions completed during the prior month or quarter).

(small solid bullet) Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in a fund. Call your investment professional if you need additional copies of financial reports or prospectuses.

You may initiate many TRANSACTIONS BY TELEPHONE OR ELECTRONICALLY. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

When you sign your ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.

If your ACCOUNT BALANCE falls below $1,000,000 (except accounts not subject to account minimums), you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV on the day your account is closed.

Fidelity may charge a FEE FOR CERTAIN SERVICES, such as providing historical account documents.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

Each fund earns interest, dividends and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund may also realize capital gains from its investments, and distributes these gains (less losses), if any, to shareholders as capital gains distributions.

Distributions you receive from each fund consist primarily of dividends. Each fund normally declares dividends daily and pays them monthly.

Dividends declared for each of Treasury Portfolio, Government
Portfolio, and Domestic Portfolio are based on estimates of income for the fund. Actual income may differ from estimates, and differences, if any, will be included in the calculation of subsequent dividends.

You may request to have dividends relating to Class II shares redeemed from an account closed during the month paid when the account is closed. Each fund reserves the right to limit this service.

EARNING DIVIDENDS

Shares purchased by contacting Fidelity prior to the fund's close of business with receipt of the wire in proper form before the close of the Federal Reserve Wire System on that day, generally begin to earn dividends on the day of purchase.

However, on any day that the principal bond markets close early (as recommended by the Bond Market Association) or the Kansas City Fed for Tax-Exempt Portfolio or the New York Fed for Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, and Money Market Portfolio, closes early, a class may advance the time on that day by which purchase orders must be placed so that shares earn dividends on the day of purchase.

Shares generally earn dividends through the day prior to the day of redemption. However, on any day that the principal bond markets close early (as recommended by the Bond Market Association) or the Kansas City Fed for Tax-Exempt Portfolio or the New York Fed for Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, and Money Market Portfolio closes early, a class may set a time after which shares earn dividends until, but not including, the next business day following the day of redemption.

DISTRIBUTION OPTIONS

When you open an account, specify on your application how you want to receive your distributions. The following options may be available for Class II's distributions:

1. REINVESTMENT OPTION. Your dividends and capital gains distributions, if any, will be automatically reinvested in additional Class II shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. CASH OPTION. Your dividends and capital gains distributions, if any, will be paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

TAX CONSEQUENCES

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Distributions you receive from Treasury Only Portfolio, Treasury
Portfolio, Government Portfolio, Domestic Portfolio, and Money Market Portfolio (the taxable funds) are subject to federal income tax, and may also be subject to state or local taxes.

Tax-Exempt Portfolio seeks to earn income and pay dividends exempt from federal income tax.

Income exempt from federal income tax may be subject to state or local taxes. A portion of Tax-Exempt Portfolio's income, and the dividends you receive, may be subject to federal and state income taxes.
Tax-Exempt Portfolio may also realize taxable income or gains on the sale of municipal bonds and may make taxable distributions.

For federal tax purposes, each taxable fund's dividends, Tax-Exempt Portfolio's distributions of gains on bonds characterized as market discount, and each fund's distributions of short-term capital gains are taxable to you as ordinary income. Each fund's distributions of long-term capital gains, if any, are taxable to you generally as capital gains.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option. If you elect to receive distributions in cash, you will receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31.

FUND SERVICES

FUND MANAGEMENT

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager.

As of __________, FMR had approximately $__ billion in discretionary assets under management.

As the manager, FMR is responsible for choosing the funds' investments and handling their business affairs.

Fidelity Investments Money Management, Inc. (FIMM), in Merrimack, New Hampshire, is an affiliate of FMR and serves as sub-adviser for each fund. As of _________, FIMM had approximately $____ in discretionary assets under management. FIMM is primarily responsible for choosing investments for each fund.

A fund could be adversely affected if the computer systems used by FMR and other service providers do not properly process and calculate date-related information from and after January 1, 2000. FMR has advised each fund that it is actively working on necessary changes to its computer systems and expects that its systems, and those of other major service providers, will be modified prior to January 1, 2000. However, there can be no assurance that there will be no adverse impact on a fund.

Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

Each fund pays a management fee to FMR.

The management fee is calculated and paid to FMR every month.

Each fund's annual management fee rate is 0.20% of its average net assets.

For the fiscal year ended March 31, 1999, ____________ paid a management fee of __% of the fund's average net assets, after reimbursement.

FMR pays FIMM for providing assistance with investment advisory services.

FMR may, from time to time, agree to reimburse each class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated by FMR at any time, can decrease a class's expenses and boost its performance.

[As of __________, approximately __% and __% of _________'s total outstanding shares, respectively, were held by FMR and FMR affiliates.]

FUND DISTRIBUTION

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation. (FDC) distributes Class II's shares.

Class II of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class II of each fund is authorized to pay FDC a monthly 12b-1 fee as compensation for providing services intended to result in the sale of Class II shares and/or shareholder support services. Class II of each fund currently pays FDC a monthly 12b-1 fee at an annual rate of 0.15% of its average net assets throughout the month.

FDC may reallow to intermediaries (such as banks, broker-dealers and other service-providers) up to the full amount of the Class II 12b-1 fee, for providing services intended to result in the sale of Class II shares and/or shareholder support services.

Because 12b-1 fees are paid out of Class II's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition, the Class II plan specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Class II shares and/or shareholder support services, including payments made to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Class II.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of a fund, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related Statement of Additional Information (SAI), in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.

APPENDIX

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand Class II's financial history for the past 3 years. Certain information reflects financial results for a single class share. Total returns for each period include the reinvestment of all dividends and distributions. This information has been audited by __________, independent accountants, whose report, along with the funds' financial highlights and financial statements, are included in the funds' Annual Report. A free copy of the Annual Report is available upon request.

[Financial Highlights to be filed by subsequent amendment.]
You can obtain additional information about the funds. The funds' SAI includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports include a discussion of the fund's holdings and performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-800-622-3175.

The SAI, the funds' annual and semi-annual reports and other related materials are available on the SEC's Internet Web site (http://www.sec.gov). You can obtain copies of this information upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER 811-3320

Fidelity Investments & (Pyramid) Design, Fidelity and Fidelity
Investments are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

______________. IMMII-pro-0599


Like securities of all mutual
funds, these securities have
not been approved or
disapproved by the
Securities and Exchange
Commission, and the
Securities and Exchange
Commission has not
determined if this
prospectus is accurate or
complete. Any
representation to the
contrary is a criminal
offense.

Fidelity
INSTITUTIONAL MONEY MARKET FUNDS

TREASURY ONLY PORTFOLIO
CLASS III
(fund number 543)

TREASURY PORTFOLIO
CLASS III
(fund number 696)

GOVERNMENT PORTFOLIO
CLASS III
(fund number 657)

DOMESTIC PORTFOLIO
CLASS III
(fund number 691)

MONEY MARKET PORTFOLIO
CLASS III
(fund number 659)

TAX-EXEMPT PORTFOLIO
CLASS III
(fund number 684)

PROSPECTUS
MAY 22, 1999

(fidelity_logo_graphic)(registered trademark)
82 Devonshire Street, Boston, MA 02109

CONTENTS

FUND SUMMARY             3   INVESTMENT SUMMARY

                         4   PERFORMANCE

                         8   FEE TABLE

FUND BASICS              11  INVESTMENT DETAILS

                         13  VALUING SHARES

SHAREHOLDER INFORMATION  13  BUYING AND SELLING SHARES

                         17  EXCHANGING SHARES

                         17  ACCOUNT FEATURES AND POLICIES

                         18  DIVIDENDS AND CAPITAL GAINS
                             DISTRIBUTIONS

                         18  TAX CONSEQUENCES

FUND SERVICES            18  FUND MANAGEMENT

                         19  FUND DISTRIBUTION

APPENDIX                 19  FINANCIAL HIGHLIGHTS

FUND SUMMARY

INVESTMENT SUMMARY

INVESTMENT OBJECTIVE

TREASURY ONLY PORTFOLIO seeks as high a level of current income as is consistent with the security of principal and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

(small solid bullet) Investing in U.S. Treasury securities.

(small solid bullet) Investing in securities whose interest is exempt from state and local income taxes.

(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.

(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

INVESTMENT OBJECTIVE

TREASURY PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing in U.S. Treasury securities and repurchase agreements for those securities.

(small solid bullet) Generally maintaining a dollar-weighted average maturity at 60 days or less.

(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.

(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

INVESTMENT OBJECTIVE

GOVERNMENT PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing in U.S. Government securities and repurchase agreements for those securities and entering into reverse repurchase agreements.

(small solid bullet) Generally maintaining a dollar-weighted average maturity at 60 days or less.

(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.

(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

INVESTMENT OBJECTIVE

DOMESTIC PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing in U.S. dollar-denominated money market securities of domestic issuers rated in the highest category by at least two nationally-recognized rating services, U.S. Government securities and repurchase agreements and entering into reverse repurchase agreements.

(small solid bullet) Investing more than 25% of total assets in the financial services industry.

(small solid bullet) Generally maintaining a dollar-weighted average maturity at 60 days or less.

(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Entities located in foreign countries can be affected by adverse political, regulatory, market or economic developments in those countries.

(small solid bullet) FINANCIAL SERVICES EXPOSURE. Changes in government regulation or economic downturns can have a significant negative affect on issuers in the financial services sector.

(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

INVESTMENT OBJECTIVE

MONEY MARKET PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest category by at least two nationally recognized rating services or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by FMR, including U.S. Government securities and repurchase agreements, and entering into reverse repurchase agreements.

(small solid bullet) Investing more than 25% of total assets in the financial services industry.

(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Entities located in foreign countries can be affected by adverse political, regulatory, market or economic developments in those countries.

(small solid bullet) FINANCIAL SERVICES EXPOSURE. Changes in government regulation or economic downturns can have a significant negative affect on issuers in the financial services sector.

(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

INVESTMENT OBJECTIVE

TAX-EXEMPT PORTFOLIO seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with a portfolio of high-quality, short-term municipal obligations selected on the basis of liquidity and stability of principal.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing normally in municipal money market securities rated in the highest category by at least one nationally recognized rating service or in one of the two highest categories by another rating service if rated by more than one, or, if unrated, determined to be of equivalent quality to the highest category by FMR.

(small solid bullet) Investing so that at least 80% of fund's income distributions is exempt from federal income tax.

(small solid bullet) Normally not investing in municipal securities whose interest is subject to federal income tax or in municipal securities whose interest is subject to the federal alternate minimum tax.

PERFORMANCE

The following information illustrates the changes in the funds' performance from year to year. Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS

TREASURY ONLY PORTFOLIO -
CLASS III

Calendar Years                                         1996  1997  1998

                                                       %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS III OF TREASURY ONLY PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING __________) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER
ENDING ______).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR CLASS III OF TREASURY ONLY PORTFOLIO WAS __%.

TREASURY PORTFOLIO - CLASS III

Calendar Years                                      1994  1995  1996  1997  1998

                                                    %     %     %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS III OF TREASURY
PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING __________) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER
ENDING ______).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR CLASS III OF TREASURY PORTFOLIO WAS __%.

GOVERNMENT PORTFOLIO - CLASS
III

Calendar Years                                        1995  1996  1997  1998

                                                      %     %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS III OF GOVERNMENT
PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING __________) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER
ENDING ______).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR CLASS III OF
GOVERNMENT PORTFOLIO WAS __%.

DOMESTIC PORTFOLIO - CLASS III

Calendar Years                                          1995  1996  1997  1998

                                                        %     %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS III OF DOMESTIC
PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING __________) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER
ENDING ______).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR CLASS III OF DOMESTIC PORTFOLIO WAS __%.

MONEY MARKET PORTFOLIO -
CLASS III

Calendar Years                                1994  1995  1996  1997  1998

                                              %     %     %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS III OF MONEY MARKET PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING __________) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER
ENDING ______).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR CLASS III OF MONEY MARKET PORTFOLIO WAS __%.

TAX-EXEMPT PORTFOLIO - CLASS
III

Calendar Years                                            1996  1997  1998

                                                          %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS III OF TAX-EXEMPT
PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING __________) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER
ENDING ______).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR CLASS III OF
TAX-EXEMPT PORTFOLIO WAS __%.

AVERAGE ANNUAL RETURNS

For the periods ended            Past 1 year  Life of fundA
December 31, 1998

Treasury Only Portfolio -                 %            %D
Class III

Treasury Portfolio - Class III            %            %B

Government Portfolio - Class              %            %C
III

Domestic Portfolio -  Class III           %            %C

Money Market  Portfolio -                  %           %B
Class III

Tax-Exempt Portfolio -  Class              %            %D
III

A BEGINNING JANUARY 1 OF THE FIRST CALENDAR YEAR FOLLOWING THE CLASS'S COMMENCEMENT OF OPERATIONS.

D FROM JANUARY 1, 1994.

C FROM JANUARY 1, 1995.

B FROM JANUARY 1, 1996.

If FMR had not reimbursed certain class expenses during these periods, Class III's returns would have been lower.

FEE TABLE

The following table describes the fees and expenses that are incurred when you buy, hold or sell Class III shares of a fund.[The annual class operating expenses provided below for Class III are based on historical expenses, adjusted to reflect current fees.] The annual class operating expenses provided below for Class III do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period.] [The annual class operating expenses provided below for Class III are based on historical expenses.]

SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)

                              Class III

Sales charge (load) on        None
purchases and reinvested
distributions

Deferred sales charge (load)  None
on redemptions

ANNUAL CLASS OPERATING EXPENSES (PAID FROM CLASS ASSETS)

                                                       Class III

TREASURY ONLY PORTFOLIO  Management fee                %

                         Distribution and Service      %
                         (12b-1) fee

                         Other expenses                %

                         Total annual class operating  %
                         expensesA

TREASURY PORTFOLIO       Management fee                %

                         Distribution and Service      %
                         (12b-1) fee

                         Other expenses                %

                         Total annual class operating  %
                         expensesA

GOVERNMENT PORTFOLIO     Management fee                %

                         Distribution and Service      None
                         (12b-1) fee

                         Other expenses                %

                         Total annual class operating  %
                         expensesA

DOMESTIC PORTFOLIO       Management fee                %

                         Distribution and Service      None
                         (12b-1) fee

                         Other expenses                %

                         Total annual class operating  %
                         expensesA

MONEY MARKET PORTFOLIO   Management fee                %

                         Distribution and Service      %
                         (12b-1) fee

                         Other expenses                %

                         Total annual class operating  %
                         expensesA

TAX-EXEMPT PORTFOLIO     Management fee                %

                         Distribution and Service      %
                         (12b-1) fee

                         Other expenses                %

                         Total annual class operating  %
                         expensesA

A FMR has voluntarily agreed to reimburse Class III of each fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and 12b-1 fees), as a percentage of their respective average net assets, exceed 0.20 % (0.18% for Money Market Portfolio). These arrangements can be terminated by FMR at any time.

[A portion of the brokerage commissions that a fund pays is used to reduce that fund's expenses. In addition, each fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total Class III operating expenses, after reimbursement would have been __% [for [Fund Name] and __% for [Fund Name]].

This EXAMPLE helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that Class III's annual return is 5% and that your shareholder fees and Class III's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:

                                   Class III

TREASURY ONLY PORTFOLIO  1 year    $

                         3 years   $

                         5 years   $

                         10 years  $

TREASURY PORTFOLIO       1 year    $

                         3 years   $

                         5 years   $

                         10 years  $

GOVERNMENT PORTFOLIO     1 year    $

                         3 years   $

                         5 years   $

                         10 years  $

DOMESTIC PORTFOLIO       1 year    $

                         3 years   $

                         5 years   $

                         10 years  $

MONEY MARKET PORTFOLIO   1 year    $

                         3 years   $

                         5 years   $

                         10 years  $

TAX-EXEMPT PORTFOLIO     1 year    $

                         3 years   $

                         5 years   $

                         10 years  $

FUND BASICS


INVESTMENT DETAILS

INVESTMENT OBJECTIVE

TREASURY ONLY PORTFOLIO seeks as high a level of current income as is consistent with the security of principal and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

FMR invests the fund's assets in U.S. Treasury securities. FMR does not enter into repurchase agreements or reverse repurchase agreements for the fund. FMR normally invests the fund's assets in securities whose interest is specifically exempt from state and local income taxes under federal law; such interest is not exempt from federal income tax.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity and income.

INVESTMENT OBJECTIVE

TREASURY PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

PRINCIPAL INVESTMENT STRATEGIES

FMR invests the fund's assets in U.S. Treasury securities and repurchase agreement for those securities. FMR does not enter into reverse repurchase agreements for the fund.

FMR generally intends to maintain the fund's dollar-weighted average maturity at 60 days or less.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity and income.

INVESTMENT OBJECTIVE

GOVERNMENT PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

PRINCIPAL INVESTMENT STRATEGIES

FMR invests the fund's assets in U.S. Government securities and repurchase agreements for those securities. FMR also may enter into reverse repurchase agreements for the fund.

FMR generally intends to maintain the fund's dollar-weighted average maturity at 60 days or less.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity and income.

INVESTMENT OBJECTIVE

DOMESTIC PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

PRINCIPAL INVESTMENT STRATEGIES

FMR invests the fund's assets in U.S. dollar-denominated money market securities of domestic issuers rated in the highest category by at least two nationally recognized rating services, U.S. Government securities and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund.

FMR will invest more than 25% of the fund's total assets in the financial services industry.

FMR generally intends to maintain the fund's dollar-weighted average maturity at 60 days or less.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity and income.

INVESTMENT OBJECTIVE

MONEY MARKET PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

PRINCIPAL INVESTMENT STRATEGIES

FMR invests the fund's assets in the highest-quality U.S. dollar-denominated money market securities of domestic and foreign issuers, including U.S. Government securities and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund. Securities are "highest-quality" if rated in the highest category by at least two nationally recognized rating services or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by FMR.

FMR will invest more than 25% of the fund's total assets in the financial services industry.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity and income.

INVESTMENT OBJECTIVE

TAX-EXEMPT PORTFOLIO seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with a portfolio of high-quality, short-term municipal obligations selected on the basis of liquidity and stability of principal.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets in the highest-quality municipal money market securities. Securities are "highest-quality" if rated in the highest category by at least one nationally recognized rating service and in one of the two highest categories by another rating service if rated by more than one, or, if unrated, determined to be of equivalent quality to the highest category by FMR.

FMR normally invests the fund's assets so that at least 80% of the fund's income distributions is exempt from federal income tax. FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax or in municipal securities whose interest is subject to the federal alternate minimum tax.

FMR may invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation and utilities.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity and income.

DESCRIPTION OF PRINCIPAL SECURITY TYPES

MONEY MARKET SECURITIES are high-quality, short-term securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity. Taxable money market securities include bank certificates of deposit, bank acceptances, bank time deposits, notes, commercial paper and U.S. Government securities. Municipal money market securities include variable rate demand notes, commercial paper and municipal notes.

U.S. GOVERNMENT SECURITIES are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

MUNICIPAL SECURITIES are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees or insurance.

A REPURCHASE AGREEMENT is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price.

PRINCIPAL INVESTMENT RISKS

Many factors affect each fund's performance. A fund's yield will change daily based on changes in interest rates and other market conditions. Although each fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of a fund's investments could cause the fund's share price to decrease. It is important to note that neither the funds' share prices nor their yields are guaranteed by the U.S. Government.

The following factors may significantly affect a fund's performance:

MUNICIPAL MARKET VOLATILITY. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

INTEREST RATE CHANGES. Money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and the securities of issuers in the financial services industry can be more sensitive to interest rate changes. Short-term securities tend to react to changes in short-term interest rates.

FOREIGN EXPOSURE. Issuers located in foreign countries and entities located in foreign countries that provide credit support or a maturity-shortening structure can involve increased risks. Extensive public information about the issuer or provider may not be available and unfavorable political, economic or governmental developments could affect the value of the security.

FINANCIAL SERVICES EXPOSURE. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services sector can be sensitive to changes in government regulation and interest rates and economic downturns in the United States and abroad.

ISSUER-SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value. In addition, if the structure of a security fails to function as intended, interest from the security could become taxable or the security could decline in value.

In response to market, economic, political or other conditions, FMR may temporarily use a different investment strategy for Tax-Exempt Portfolio for defensive purposes. If FMR does so, different factors could affect Tax-Exempt Portfolio's performance, and the fund may distribute income subject to federal income tax.

FUNDAMENTAL INVESTMENT POLICIES

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

TREASURY ONLY PORTFOLIO seeks as high a level of current income as is consistent with the security of principal and liquidity, and to maintain a constant net asset value per share (NAV) of $1.00.

TREASURY PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

GOVERNMENT PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

DOMESTIC PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

MONEY MARKET PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

TAX-EXEMPT PORTFOLIO seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with a portfolio of high-quality, short-term municipal obligations selected on the basis of liquidity and stability of principal. The fund, under normal conditions, will invest so that at least 80% of its income distributions is exempt from federal income tax.

VALUING SHARES

The funds are open for business each day that the Federal Reserve Bank of Kansas City (Kansas City Fed) (for Tax-Exempt Portfolio) or the Federal Reserve Bank of New York (New York Fed) (for Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, and Money Market Portfolio), the New York Stock Exchange
(NYSE) and the principal bond markets (as recommended by the Bond Market Association) are open.

A class's NAV is the value of a single share. Fidelity normally calculates Class III's NAV each business day as of the time indicated in the table below. However, NAV may be calculated earlier as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing Class III's NAV.

Fund                     NAV Calculation Times
                         (Eastern Time)

Treasury Only Portfolio   2:00 p.m.

Treasury Portfolio        5:00 p.m.

Government Portfolio      5:00 p.m.

Domestic Portfolio        5:00 p.m.

Money Market Portfolio    3:00 p.m.

Tax-Exempt Portfolio      12:00 noon

To the extent that each fund's assets are traded in other markets on days when the Kansas City Fed, the New York Fed, the NYSE or the principal bond markets (as recommended by the Bond Market Association) are closed, the value of the fund's assets may be affected on days when the fund is not open for business.

Each fund's assets are valued on the basis of amortized cost.

SHAREHOLDER INFORMATION

BUYING AND SELLING SHARES

GENERAL INFORMATION

For account, product and service information, please call
1-800-843-3001 (8:30 a.m. - 7:00 p.m. Eastern time, Monday through
Friday).

Please use the following addresses:

BUYING OR SELLING SHARES

Fidelity Investments
P.O. Box 770002
Cincinnati, OH 45277-0081

OVERNIGHT EXPRESS

Fidelity Investments
2300 Litton Lane - KH2A
Hebron, KY 41048

You may buy or sell Class III shares of the funds through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling and exchanging Class III shares of a fund and the account features and policies may differ. Additional fees may also apply to your investment in Class III shares of a fund, including a transaction fee if you buy or sell Class III shares of the fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

BUYING SHARES

The price to buy one share of Class III is the class's NAV. Class III shares are sold without a sales charge.

Your shares will be bought at the next NAV calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

Short-term or excessive trading into and out of a fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to that fund. For these purposes, FMR may consider an investor's trading history in that fund or other Fidelity funds, and accounts under common ownership or control.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

When you place an order to buy shares, note the following:

(small solid bullet) You are advised to place your trades as early in the day as possible and to provide Fidelity with advance notice of large purchases.

(small solid bullet) All of your purchases must be made by federal funds wire; checks and Automated Clearing House System (ACH) payments will not be accepted.

(small solid bullet) All wires must be received in proper form by Fidelity at the applicable fund's designated wire bank before the close of the Federal Reserve Wire System on the day of purchase or you could be liable for any losses or fees a fund or Fidelity has incurred or for interest and penalties.

MINIMUMS

TO OPEN AN ACCOUNT $1,000,000A
MINIMUM BALANCE    $1,000,000

A THE MINIMUM INITIAL INVESTMENT OF $1 MILLION MAY BE WAIVED IF YOUR AGGREGATE BALANCE IN THE FIDELITY INSTITUTIONAL MONEY MARKET FUNDS IS GREATER THAN $10 MILLION. PLEASE CONTACT FIDELITY FOR MORE INFORMATION REGARDING THIS WAIVER.

KEY INFORMATION

PHONE 1-800-843-3001         TO OPEN AN ACCOUNT

                             (small solid bullet) Exchange
                             from the same class of any
                             fund offered through this
                             prospectus. Call your
                             investment professional or,
                             if you trade directly
                             through Fidelity, call
                             1-800-843-3001.

                             TO ADD TO AN ACCOUNT

                             (small solid bullet) Exchange
                             from the same class of any
                             fund offered through this
                             prospectus. Call your
                             investment professional or,
                             if you trade directly
                             through Fidelity, call
                             1-800-843-3001.

MAIL FIDELITY INVESTMENTS    TO OPEN AN ACCOUNT
P.O. BOX 770002 CINCINNATI,  (small solid bullet) Complete
OH 45277-0081                and sign the account
                             application. Mail to the
                             address indicated at left.

                             (small solid bullet) Exchange
                             from the same class of any
                             fund offered through this
                             prospectus. Send a letter of
                             instruction to your
                             investment professional or
                             to the address at left,
                             including your name, the
                             funds' names, the applicable
                             class names, the fund
                             account numbers, and the
                             dollar amount or number of
                             shares to be exchanged.

                             TO ADD TO AN ACCOUNT

                             (small solid bullet) Exchange
                             from the same class of any
                             fund offered through this
                             prospectus. Send a letter of
                             instruction to your
                             investment professional or
                             to the address at left,
                             including your name, the
                             funds' names, the applicable
                             class names, the fund
                             account numbers, and the
                             dollar amount or number of
                             shares to be exchanged.

IN PERSON                    TO OPEN AN ACCOUNT

                             (small solid bullet) Bring
                             your application and wire
                             instructions to your
                             investment professional.

                             TO ADD TO AN ACCOUNT

                             (small solid bullet) Bring
                             your wire instructions to
                             your investment professional.

WIRE                         TO OPEN AN ACCOUNT

                             (small solid bullet) Call
                             your investment professional
                             or, if you trade directly
                             through Fidelity, call
                             1-800-843-3001 to set up
                             your account and to arrange
                             a wire transaction.

                             (small solid bullet) Wire to:
                             The Bank of New York, Bank
                             Routing # 021000018, Account
                             # 8900118245.

                             (small solid bullet) Specify
                             the complete name of the
                             fund, note the applicable
                             class, and include your new
                             fund account number and your
                             name.

                             TO ADD TO AN ACCOUNT

                             (small solid bullet) Call
                             your investment professional
                             or, if you trade directly
                             through Fidelity, call
                             1-800-843-3001.

                             (small solid bullet) Wire to:
                             The Bank of New York, Bank
                             Routing # 021000018, Account
                             # 8900118245.

                             (small solid bullet) Specify
                             the complete name of the
                             fund, note the applicable
                             class, and include your fund
                             account number and your name.

SELLING SHARES

The price to sell one share of Class III is the class's NAV.

Your shares will be sold at the next NAV calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

(small solid bullet) You wish to sell more than $100,000 worth of shares;

(small solid bullet) Your account registration has changed within the last 30 days;

(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

(small solid bullet) If you are selling some but not all of your shares, leave at least $1,000,000 worth of shares in the account to keep it open, except accounts not subject to account minimums.

(small solid bullet) You are advised to place your trades as early in the day as possible and to provide Fidelity with advance notice of large redemptions.

(small solid bullet) Normally, Fidelity will process redemptions on the same business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect a fund.

(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

(small solid bullet) Redemption proceeds may be paid in securities or other assets rather than in cash if the Board of Trustees determines it is in the best interests of a fund.

KEY INFORMATION

PHONE 1-800-843-3001         (small solid bullet) Call
                             your investment professional
                             or, if you trade directly
                             through Fidelity, call
                             1-800-843-3001 to initiate a
                             wire transaction.

                             (small solid bullet) Exchange
                             to the same class of another
                             fund offered through this
                             prospectus. Call your
                             investment professional or,
                             if you trade directly
                             through Fidelity, call
                             1-800-843-3001.

MAIL FIDELITY INVESTMENTS    (small solid bullet) Send a
P.O. BOX 770002 CINCINNATI,  letter of instruction to
OH 45277-0081                your investment professional
                             or to the address at left,
                             including the firm's name,
                             the fund's name, the class
                             name, the firm's fund
                             account number, your
                             address, and the dollar
                             amount or number of shares
                             to be sold. At least one
                             person authorized by
                             corporate resolution to act
                             on the account must sign the
                             letter of instruction.

                             (small solid bullet) Include
                             a corporate resolution with
                             corporate seal or a
                             signature guarantee.

IN PERSON                    (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. At least one
                             person authorized by
                             corporate resolution to act
                             on the account must sign the
                             letter of instruction.

                             (small solid bullet) Include
                             a corporate resolution with
                             corporate seal or a
                             signature guarantee.

EXCHANGING SHARES

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Class III shareholder you have the privilege of exchanging Class III shares of a fund for Class III shares of another fund offered through this prospectus.

However, you should note the following policies and restrictions governing exchanges:

(small solid bullet) The fund or class you are exchanging into must be available for sale in your state.

(small solid bullet) You may exchange only between accounts that are registered in the same name, address, and taxpayer identification number.

(small solid bullet) Before exchanging into a fund or class, read its prospectus.

(small solid bullet) Exchanges may have tax consequences for you.

(small solid bullet) Currently, there is no limit on the number of exchanges out of a fund.

(small solid bullet) Each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

The funds may terminate or modify the exchange privileges in the future.

ACCOUNT FEATURES AND POLICIES

FEATURES

The following features are available to buy and sell shares of the funds.

WIRE

TO PURCHASE AND SELL SHARES VIA THE FEDERAL RESERVE WIRE SYSTEM.

(small solid bullet) You must sign up for the Wire feature before using it. Complete the appropriate section on the application when opening your account.

(small solid bullet) Call your investment professional or, if you trade directly through Fidelity, call 1-800-843-3001 before your first use to verify that this feature is set up on your account.

(small solid bullet) To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

(small solid bullet) To change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee, to your investment professional or, if you trade directly through Fidelity, to the address found in "General Information."

POLICIES

The following policies apply to you as a shareholder.

STATEMENTS AND REPORTS that Fidelity sends to you include the following:

(small solid bullet) Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund).

(small solid bullet) Monthly or quarterly account statements
(detailing account balances and all transactions completed during the prior month or quarter).

(small solid bullet) Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in a fund. Call your investment professional if you need additional copies of financial reports or prospectuses.

You may initiate many TRANSACTIONS BY TELEPHONE OR ELECTRONICALLY. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

When you sign your ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.

If your ACCOUNT BALANCE falls below $1,000,000 (except accounts not subject to account minimums), you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV on the day your account is closed.

Fidelity may charge a FEE FOR CERTAIN SERVICES, such as providing historical account documents.
DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

Each fund earns interest, dividends and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund may also realize capital gains from its investments, and distributes these gains (less losses), if any, to shareholders as capital gains distributions.

Distributions you receive from each fund consist primarily of dividends. Each fund normally declares dividends daily and pays them monthly.

Dividends declared for each of Treasury Portfolio, Government
Portfolio, and Domestic Portfolio are based on estimates of income for the fund. Actual income may differ from estimates, and differences, if any, will be included in the calculation of subsequent dividends.

You may request to have dividends relating to Class III shares redeemed from an account closed during the month paid when the account is closed. Each fund reserves the right to limit this service.

EARNING DIVIDENDS

Shares purchased by contacting Fidelity prior to the fund's close of business with receipt of the wire in proper form before the close of the Federal Reserve Wire System on that day, generally begin to earn dividends on the day of purchase.

However, on any day that the principal bond markets close early (as recommended by the Bond Market Association) or the Kansas City Fed for Tax-Exempt Portfolio or the New York Fed for Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio and Money Market Portfolio closes early, a class may advance the time on that day by which purchase orders must be placed so that shares earn dividends on the day of purchase.

Shares generally earn dividends through the day prior to the day of redemption. However, on any day that the principal bond markets close early (as recommended by the Bond Market Association) or the Kansas City Fed for Tax-Exempt Portfolio or the New York Fed for Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio and Money Market Portfolio closes early, a class may set a time after which shares earn dividends until, but not including, the next business day following the day of redemption.

DISTRIBUTION OPTIONS

When you open an account, specify on your application how you want to receive your distributions. The following options may be available for Class III's distributions:

1. REINVESTMENT OPTION. Your dividends and capital gains distributions, if any, will be automatically reinvested in additional Class III shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. CASH OPTION. Your dividends and capital gains distributions, if any, will be paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

TAX CONSEQUENCES

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Distributions you receive from Treasury Only Portfolio, Treasury
Portfolio, Government Portfolio, Domestic Portfolio and Money Market Portfolio (the taxable funds) are subject to federal income tax, and may also be subject to state or local taxes.

Tax-Exempt Portfolio seeks to earn income and pay dividends exempt from federal income tax.

Income exempt from federal income tax may be subject to state or local taxes. A portion of the Tax-Exempt Portfolio's income, and the dividends you receive, may be subject to federal and state income taxes. Tax-Exempt Portfolio may also realize taxable income or gains on the sale of municipal bonds and may make taxable distributions.

For federal tax purposes, each taxable fund's dividends, Tax-Exempt Portfolio's distributions of gains on bonds characterized as market discount, and each fund's distributions of short-term capital gains are taxable to you as ordinary income. Each fund's distributions of long-term capital gains, if any, are taxable to you generally as capital gains.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option. If you elect to receive distributions in cash you will receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31.

FUND SERVICES

FUND MANAGEMENT

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager.

As of __, FMR had approximately $__ billion in discretionary assets under management.

As the manager, FMR is responsible for choosing the funds' investments and handling their business affairs.

Fidelity Investments Money Management, Inc. (FIMM), in Merrimack, New Hampshire, is an affiliate of FMR and serves as sub-adviser for each fund. As of__________, FIMM had approximately $____ in discretionary assets under management. FIMM is primarily responsible for choosing investments for each fund.

A fund could be adversely affected if the computer systems used by FMR and other service providers do not properly process and calculate date-related information from and after January 1, 2000. FMR has advised each fund that it is actively working on necessary changes to its computer systems and expects that its systems, and those of other major service providers, will be modified prior to January 1, 2000. However, there can be no assurance that there will be no adverse impact on a fund.

Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

Each fund pays a management fee to FMR.

The management fee is calculated and paid to FMR every month.

Each fund's annual management fee rate is 0.20% of its average net assets.

For the fiscal year ended March 31, 1999, each fund paid a management fee of __% of the fund's average net assets, after reimbursement.

FMR pays FIMM for providing assistance with investment advisory services.

FMR may, from time to time, agree to reimburse each class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated by FMR at any time, can decrease a class's expenses and boost its performance.

[As of _________, approximately __% and __% of _________'s total outstanding shares, respectively, were held by FMR and an FMR affiliate.]

FUND DISTRIBUTION

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation. (FDC) distributes Class III's shares.

Class III of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class III of each fund is authorized to pay FDC a monthly 12b-1 fee as compensation for providing services intended to result in the sale of Class III shares and/or shareholder support services. Class III of each fund currently pays FDC a monthly 12b-1 fee at an annual rate of 0.25% of its average net assets throughout the month.

FDC may reallow to intermediaries (such as banks, broker-dealers and other service-providers) up to the full amount of the Class III 12b-1 fee, for providing services intended to result in the sale of Class III shares and/or shareholder support services.

Because 12b-1 fees are paid out of the class's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition, the Class III plan specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Class III shares and/or shareholder support services, including payments made to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Class III.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of a fund, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related Statement of Additional Information (SAI), in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.

APPENDIX

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand Class III's financial history for the past 5 years. Certain information reflects financial results for a single class share. Total returns for each period include the reinvestment of all dividends and
distributions. This information has been audited by   , independent
accountants, whose report, along with each fund's financial highlights and financial statements, are included in the funds' Annual Report. A free copy of the Annual Report is available upon request.

[Financial Highlights to be filed by subsequent amendment.]

You can obtain additional information about the funds. The funds' SAI includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports include a discussion of the fund's holdings and performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-800-622-3175.

The SAI, the funds' annual and semi-annual reports and other related materials are available on the SEC's Internet Web site (http://www.sec.gov). You can obtain copies of this information upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER, 811-3320

Fidelity Investments & (Pyramid) Design, Fidelity, and Fidelity
Investments are registered trademarks of FMR.

The third party marks appearing above are the marks of their respective owners.

_____________________. IMMIII-pro-0599


   FIDELITY INSTITUTIONAL MONEY MARKET FUNDS
TREASURY ONLY PORTFOLIO, TREASURY PORTFOLIO, GOVERNMENT PORTFOLIO, DOMESTIC PORTFOLIO, MONEY MARKET PORTFOLIO, AND TAX-EXEMPT
PORTFOLIO

   FUNDS OF COLCHESTER STREET TRUST

STATEMENT OF ADDITIONAL INFORMATION

   MAY 22, 1999

This Statement of Additional Information (SAI) is not a prospectus. Portions of the funds' Annual Report are incorporated herein. The
Annual Report is supplied with this SAI.

To obtain a free additional copy of a Prospectus, dated May 22, 1999, or an Annual Report, please call Fidelity(registered trademark) at
   1-888-622-3175    .

TABLE OF CONTENTS               PAGE

Investment Policies and         18
Limitations

Portfolio Transactions          24

Valuation                       29

Performance                     29

Additional Purchase, Exchange   74
and Redemption Information

Distributions and Taxes         74

Trustees and Officers           75

Control of Investment Advisers  79

Management Contracts

Distribution Services           82

Transfer and Service Agent      84
Agreements

Description of the Trust        84

Financial Statements            85

Appendix                        85


   For more information on any Fidelity fund, including charges and expenses, call Fidelity at the number indicated above for a free prospectus. Read it carefully before you invest or send money.

   (fidelity_logo_graphic) 82 Devonshire Street, Boston, MA 02109

IMMIII-ptb-05   99
    ______________.

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the 1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

INVESTMENT LIMITATIONS OF TREASURY ONLY PORTFOLIO

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more that 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

   (2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and
(ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other money market funds) if, as a result, more than 5% of its total assets would be invested in securities of a single issuer: provided that the fund may invest up to 25% of total assets in the first tier securities of a single issuer for up to three business days.

(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(vi) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.

(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

For purposes of limitations (1) and (i), certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.

   With respect to limitation (__), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

       SHAREHOLDER NOTICE.     Treasury Only Portfolio does not intend
to engage in reverse repurchase agreements. This operating policy may be changed only upon 90 days' notice to shareholders.

INVESTMENT LIMITATIONS OF TREASURY PORTFOLIO

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

   (2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and
(ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) buy or sell real estate;

(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;

(8) invest in oil, gas, or other mineral exploration or development programs;

(9) invest in companies for the purpose of exercising control or management; or

(10) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments.

(11) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other money market funds) if, as a result, more than 5% of its total assets would be invested in securities of a single issuer: provided that the fund may invest up to 25% of total assets in the first tier of a single issuer for up to three business days.

(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as an investment adviser or (b) by engaging in reverse repurchase agreements with any party. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

(v) The fund does not currently intend to purchase a security if, as a result, more than 10% of its net assets would be invested in securities that are deemed illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(vi) The fund does not currently intend to lend assets other than securities to other parties, except by lending money (up to 10% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

For purposes of limitations (1) and (i), certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.

       SHAREHOLDER NOTICE.     Treasury Portfolio intends to invest
100% of its total assets in U.S. Treasury bills, notes, and bonds and repurchase agreements comprised of those obligations at all times. This policy may only be changed upon 90 days' notice to shareholders.

   With respect to limitation (__), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

INVESTMENT LIMITATIONS OF GOVERNMENT PORTFOLIO

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

   (2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise
permitted under the Investment Company Act     of 1940;

(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and
(ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) buy or sell real estate;

(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;

(8) invest in oil, gas, or other mineral exploration or development programs;

(9) invest in companies for the purpose of exercising control or management; or

(10) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments.

(11) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other money market funds) if, as a result, more than 5% of its total assets would be invested in securities of a single issuer: provided that the fund may invest up to 25% of total assets in the first tier of a single issuer for up to three business days.

(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(vi) The fund does not currently intend to lend assets other than securities to other parties, except by lending money (up to 10% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

For purposes of limitations (1) and (i), certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.

   With respect to limitation (__), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

INVESTMENT LIMITATIONS OF DOMESTIC PORTFOLIO

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

   (2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive
order issued by the Securities and     Exchange Commission or as
otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and
(ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the fund will invest more than 25% of its total assets in the financial services industry;

(6) buy or sell real estate;

(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;

(8) invest in oil, gas, or other mineral exploration or development programs;

(9) invest in companies for the purpose of exercising control or management; or

(10) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments.

(11) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other money market funds) if, as a result, more than 5% of its total assets would be invested in securities of a single issuer: provided that the fund may invest up to 25% of total assets in the first tier of a single issuer for up to three business days.

(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(vi) The fund does not currently intend to lend assets other than securities to other parties, except by lending money (up to 10% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

For purposes of limitations (1) and (i), certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.

   With respect to limitation (__), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

INVESTMENT LIMITATIONS OF MONEY MARKET PORTFOLIO

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

   (2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as
otherw    ise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and
(ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the fund will invest more than 25% of its total assets in the financial services industry;

(6) buy or sell real estate;

(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;

(8) invest in oil, gas, or other mineral exploration or development programs;

(9) invest in companies for the purpose of exercising control or management; or

(10) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments.

(11) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other money market funds) if, as a result, more than 5% of its total assets would be invested in securities of a single issuer: provided that the fund may invest up to 25% of total assets in the first tier of a single issuer for up to three business days.

(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(vi) The fund does not currently intend to lend assets other than securities to other parties, except by lending money (up to 10% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

For purposes of limitations (1) and (i), certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.

   With respect to limitation (__), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

INVESTMENT LIMITATIONS OF TAX-EXEMPT PORTFOLIO

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

   (2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise
permitted under the Investment Company Act     of 1940;

(3) make short sales of securities;

(4) purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions;

(5) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(6) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(7) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;

(8) purchase or sell real estate, but this shall not prevent the fund from investing in municipal bonds or other obligations secured by real estate or interests therein;

(9) purchase or sell physical commodities;

(10) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements; or

(11) invest in oil, gas, or other mineral exploration or development programs.

(12) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED
WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other money market funds) if, as a result, more than 5% of its total assets would be invested in securities of a single issuer: provided that the fund may invest up to 25% of total assets in the first tier of a single issuer for up to three business days.

(ii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (5)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

(iii) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(iv) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.

(v) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

For purposes of investment limitations (__), (__) and (__), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.

For purposes of limitations (1) and (i), certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuers, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.

   With respect to limitation (__), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

   For each fund's limitations on illiquid securities,, see the section entitled "Illiquid Securities" on page .

       SHAREHOLDER NOTICE.    Securities must be rated in accordance
with applicable rules in the highest rating category for short-term securities by at least one nationally recognized rating service (NRSRO) and rated in one of the two highest categories for short-term securities by another NRSRO if rated by more than one NRSRO, or, if unrated, judged to be equivalent to highest quality by FMR pursuant to procedures adopted by the Board of Trustees. The fund's policy regarding limiting investments to the highest rating category may be changed upon 90 days' prior notice to shareholders.

The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. FMR may not buy all of these instruments or use all of these techniques unless it believes that doing so will help a fund achieve its goal.

AFFILIATED BANK TRANSACTIONS. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

ASSET-BACKED SECURITIES represent interests in pools of purchase contracts, financing leases, or sales agreements entered into by municipalities, mortgages, loans, receivables or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.

       BORROWING.    Each fund may borrow from banks or from other
funds advised by FMR or its affiliates, or through reverse repurchase agreements, and may make additional investments while borrowings are outstanding.

   CENTRAL CASH FUNDS are money market funds managed by FMR or its affiliates that seek to earn a high level of current income (free from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. The funds comply with industry-standard requirements for money market funds regarding the quality, maturity and diversification of their investments.

DOMESTIC AND FOREIGN INVESTMENTS include U.S. dollar-denominated time deposits, certificates of deposit, and bankers' acceptances of U.S. banks and their branches located outside of the United States, U.S. branches and agencies of foreign banks, and foreign branches of foreign banks. Domestic and foreign investments may also include U.S. dollar-denominated securities issued or guaranteed by other U.S. or foreign issuers, including U.S. and foreign corporations or other business organizations, foreign governments, foreign government agencies or instrumentalities, and U.S. and foreign financial institutions, including savings and loan institutions, insurance companies, mortgage bankers, and real estate investment trusts, as well as banks.

The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and repayment of principal on these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidence of ownership of portfolio securities may be held outside of the United States and a fund may be subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing the establishment and operation of U.S. branches do not apply to foreign branches of U.S. banks.

Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation, as well as by governmental action in the country in which the foreign bank has its head office.

Obligations of foreign issuers involve certain additional risks. These risks may include future unfavorable political and economic developments, withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect repayment of principal or payment of interest, or the ability to honor a credit commitment. Additionally, there may be less public information available about foreign entities. Foreign issuers may be subject to less governmental regulation and supervision than U.S. issuers. Foreign issuers also generally are not bound by uniform accounting, auditing, and financial reporting requirements comparable to those applicable to U.S. issuers.

       ILLIQUID SECURITIES    cannot be sold or disposed of in the
ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

INTERFUND BORROWING AND LENDING PROGRAM. Pursuant to an exemptive order issued by the SEC, a fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. Treasury Only
Portfolio        and Tax-Exempt Portfolio currently intend to
participate in this program only as borrowers. A fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans, and will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

MONEY MARKET SECURITIES are high-quality, short-term obligations. Money market securities may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the funds.

MUNICIPAL LEASES and participation interests therein may take the form of a lease, an installment purchase, or a conditional sale contract and are issued by state and local governments and authorities to acquire land or a wide variety of equipment and facilities. Generally, a fund will not hold these obligations directly as a lessor of the property, but will purchase a participation interest in a municipal obligation from a bank or other third party. A participation interest gives the purchaser a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the issue.

Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits, or public sale requirements. Leases, installment purchases, or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include "non-appropriation clauses" providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance limitations. If a municipality stops making payments or transfers its obligations to a private entity, the obligation could lose value or become taxable.

MUNICIPAL MARKET DISRUPTION RISK. The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Proposals to restrict or eliminate the federal income tax exemption for interest on municipal securities are introduced before Congress from time to time. Proposals also may be introduced before state legislatures that would affect the state tax treatment of a municipal fund's distributions. If such proposals were enacted, the availability of municipal securities and the value of a municipal fund's holdings would be affected and the Trustees would reevaluate the fund's investment objectives and policies. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by a fund, making it more difficult for a fund to maintain a stable net asset value per share
(NAV).

 EDUCATION. In general, there are two types of education-related bonds; those issued to finance projects for public and private colleges and universities, and those representing pooled interests in student loans. Bonds issued to supply educational institutions with funds are subject to the risk of unanticipated revenue decline, primarily the result of decreasing student enrollment or decreasing state and federal funding. Among the factors that may lead to declining or insufficient revenues are restrictions on students' ability to pay tuition, availability of state and federal funding, and general economic conditions. Student loan revenue bonds are generally offered by state (or substate) authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students which are supported by reserves or other forms of credit enhancement. Recoveries of principal due to loan defaults may be applied to redemption of bonds or may be used to re-lend, depending on program latitude and demand for loans. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.

ELECTRIC UTILITIES. The electric utilities industry has been experiencing, and will continue to experience, increased competitive pressures. Federal legislation in the last two years will open transmission access to any electricity supplier, although it is not presently known to what extent competition will evolve. Other risks include: (a) the availability and cost of fuel, (b) the availability and cost of capital, (c) the effects of conservation on energy demand,
(d) the effects of rapidly changing environmental, safety, and licensing requirements, and other federal, state, and local regulations, (e) timely and sufficient rate increases, and (f) opposition to nuclear power.

HEALTH CARE. The health care industry is subject to regulatory action by a number of private and governmental agencies, including federal, state, and local governmental agencies. A major source of revenues for the health care industry is payments from the Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the industry, such as general and local economic conditions; demand for services; expenses (including malpractice insurance premiums); and competition among health care providers. In the future, the following elements may adversely affect health care facility operations: adoption of legislation proposing a national health insurance program; other state or local health care reform measures; medical and technological advances which dramatically alter the need for health services or the way in which such services are delivered; changes in medical coverage which alter the traditional fee-for-service revenue stream; and efforts by employers, insurers, and governmental agencies to reduce the costs of health insurance and health care services.

 HOUSING. Housing revenue bonds are generally issued by a state, county, city, local housing authority, or other public agency. They generally are secured by the revenues derived from mortgages purchased with the proceeds of the bond issue. It is extremely difficult to predict the supply of available mortgages to be purchased with the proceeds of an issue or the future cash flow from the underlying mortgages. Consequently, there are risks that proceeds will exceed supply, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Many factors may affect the financing of multi-family housing projects, including acceptable completion of construction, proper management, occupancy and rent levels, economic conditions, and changes to current laws and regulations.

 TRANSPORTATION. Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the general stability of the airline industry and on the stability of a specific carrier who uses the airport as a hub. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs and availability also affect other transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.

WATER AND SEWER. Water and sewer revenue bonds are often considered to have relatively secure credit as a result of their issuer's importance, monopoly status, and generally unimpeded ability to raise rates. Despite this, lack of water supply due to insufficient rain, run-off, or snow pack is a concern that has led to past defaults. Further, public resistance to rate increases, costly environmental litigation, and Federal environmental mandates are challenges faced by issuers of water and sewer bonds.

PUT FEATURES entitle the holder to sell a security back to the issuer or a third party at any time or at specified intervals. In exchange for this benefit, a fund may accept a lower interest rate. Securities with put features are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.

REPURCHASE AGREEMENTS involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The funds will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.

RESTRICTED SECURITIES are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The funds will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR. Such transactions may increase fluctuations in the market value of fund assets and a fund's yield and may be viewed as a form of leverage.

SHORT SALES "AGAINST THE BOX" are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). Short sales against the box could be used to protect the NAV of the fund in anticipation of increased interest rates, without sacrificing the current yield of the securities sold short. If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The fund will incur transaction costs in connection with opening and closing short sales against the box.

       SOURCES OF CREDIT OR LIQUIDITY SUPPORT.    Issuers may employ
various forms of credit and liquidity enhancements, including letters of credit, guarantees, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. FMR may rely on its evaluation of the credit of the credit or liquidity enhancement provider in determining whether to purchase a security supported by such enhancement. In evaluating the credit of a foreign bank or other foreign entities, FMR will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the entity providing the enhancement could affect the value of the security or a fund's share price.

       STRIPPED        SECURITIES    are the separate income or
principal components of a debt security. The risks associated with stripped securities are similar to those of other money market securities, although stripped securities may be more volatile. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

   Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells.

   Because the SEC does not consider privately stripped government securities to be U.S. Government securities for purposes of Rule 2a-7, a fund must evaluate them as it would non-government securities pursuant to regulatory guidelines applicable to money market funds.

   TEMPORARY DEFENSIVE POLICIES. Tax-Exempt Portfolio reserves the right to hold a substantial amount of uninvested cash or to invest more than normally permitted in federally taxable obligations for temporary, defensive purposes.

VARIABLE AND FLOATING RATE SECURITIES provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries.

       WHEN-ISSUED AND FORWARD PURCHASE OR SALE TRANSACTIONS involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.

   When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. If a fund remains substantially fully invested at a time when a purchase is outstanding, the purchases may result in a form of leverage. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss.

   A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.

PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in the management contract. FMR is also responsible for the placement of transaction orders for other investment companies and investment accounts for which it or its affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; the reasonableness of any commissions; and, if applicable, arrangements for payment of fund expenses.

If FMR grants investment management authority to a sub-adviser (see the section entitled "Management Contracts"), that sub-adviser is authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described above.

Each fund may execute portfolio transactions with broker-dealers who provide research and execution services to the fund or other investment accounts over which FMR or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of investment accounts; and effect securities transactions and perform functions incidental thereto (such as clearance and settlement).

For transactions in fixed-income securities, FMR's selection of broker-dealers is generally based on the availability of a security and its price and, to a lesser extent, on the overall quality of execution and other services, including research, provided by the broker-dealer.

The receipt of research from broker-dealers that execute transactions on behalf of a fund may be useful to FMR in rendering investment management services to that fund or its other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be useful to FMR in carrying out its obligations to a fund. The receipt of such research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts.

Fixed-income securities are generally purchased from an issuer or underwriter acting as principal for the securities, on a net basis with no brokerage commission paid. However, the dealer is compensated by a difference between the security's original purchase price and the selling price, the so-called "bid-asked spread." Securities may also be purchased from underwriters at prices that include underwriting fees.

Subject to applicable limitations of the federal securities laws, a fund may pay a broker-dealer commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause a fund to pay such higher commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or FMR's overall responsibilities to that fund or its other clients. In reaching this determination, FMR will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.

   To the extent permitted by applicable law    , FMR is authorized to
allocate portfolio transactions in a manner that takes into account assistance received in the distribution of shares of the funds or other Fidelity funds and to use the research services of brokerage and other firms that have provided such assistance. FMR may use research services provided by and place agency transactions with National Financial Services Corporation (NFSC) and Fidelity Brokerage Services Japan LLC (FBSJ), indirect subsidiaries of FMR Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. Prior to December 9, 1997, FMR used research services provided by and placed agency transactions with Fidelity Brokerage Services (FBS), an indirect subsidiary of FMR Corp.

FMR may allocate brokerage transactions to broker-dealers (including affiliates of FMR) who have entered into arrangements with FMR under which the broker-dealer allocates a portion of the commissions paid by a fund toward the reduction of that fund's expenses. The transaction quality must, however, be comparable to those of other qualified broker-dealers.

Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions for investment accounts which they or their affiliates manage, unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized NFSC to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules.

The Trustees of each fund periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund and review the commissions paid by the fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.

   [The following tables show the brokerage commissions paid by the funds. Significant changes in brokerage commissions paid by a fund from year to year may result from changing asset levels throughout the year. A fund may pay both commissions and spreads in connection with
the placement of portfolio transactions.]      [For the fiscal years
ended March 31, 1999, 1998 and 1997, the funds paid no brokerage commissions.]

   [The following table shows the total amount of brokerage commissions paid by each fund.]


                         Fiscal Year Ended  Total Amount Paid

TREASURY ONLY PORTFOLIO  March

1999

1998

1997

TREASURY PORTFOLIO

1999

1998

1997

GOVERNMENT PORTFOLIO

1999

1998

1997

DOMESTIC PORTFOLIO

1999

1998

1997

MONEY MARKET PORTFOLIO

1999

1998

1997

TAX-EXEMPT PORTFOLIO

1999

1998

1997


   [Of the following tables, the first shows the total amount of brokerage commissions paid by each fund to NFSC and, in the case of the taxable funds, FBS and FBSJ, as applicable, for the past three fiscal years. [The second table shows the approximate percentage of aggregate brokerage commissions paid by a fund to NFSC [[and/,] FBS] [and FBSJ]] for transactions involving the approximate percentage of the aggregate dollar amount of transactions for which the fund paid brokerage commissions for the fiscal year ended 1999. NFSC [[[,/and] FBS,] [and FBSJ]]] [is/are] paid on a commission basis.]



                                                               Total Amount Paid

                         Fiscal Year Ended  To NFSC            [To FBS]  [To FBSJ]

TREASURY ONLY PORTFOLIO  March

1999                                        $                  [$ ]      [$ ]

1998                                                           [ ]       [ ]

1997                                                           [ ]       [ ]

TREASURY PORTFOLIO

1999                                                           [ ]       [ ]

1998                                                           [ ]       [ ]

1997                                                           [ ]       [ ]

GOVERNMENT PORTFOLIO

1999                                                           [ ]       [ ]

1998                                                           [ ]       [ ]

1997                                                           [ ]       [ ]

DOMESTIC PORTFOLIO

1999                                                           [ ]       [ ]

1998                                                           [ ]       [ ]

1997                                                           [ ]       [ ]

MONEY MARKET PORTFOLIO

1999                                                           [ ]       [ ]

1998                                                           [ ]       [ ]

1997                                                           [ ]       [ ]

TAX-EXEMPT PORTFOLIO

1999                                                           [ ]       [ ]

1998                                                           [ ]       [ ]

1997                                                           [ ]       [ ]






                         Fiscal Year Ended 1999  % of  Aggregate Commissions  % of  Aggregate Dollar Amount
                                                 Paid to NFSC                 of Transactions Effected
                                                                              through NFSC

TREASURY ONLY PORTFOLIO  March                    %                            %

TREASURY PORTFOLIO       March                    %                            %

GOVERNMENT PORTFOLIO     March                    %                            %

DOMESTIC PORTFOLIO       March                    %                            %

MONEY MARKET PORTFOLIO   March                    %                            %

TAX-EXEMPT PORTFOLIO     March                    %                            %




                         [% of  Aggregate Commissions  [% of  Aggregate Dollar  [% of Aggregate Commissions
                         Paid to FBS]                  Amount of Transactions   Paid to FBSJ]
                                                       Effected through FBS]

TREASURY ONLY PORTFOLIO  [ %]                          [ %]                     [ %]

TREASURY PORTFOLIO       [ %]                          [ %]                     [ %]

GOVERNMENT PORTFOLIO     [ %]                          [ %]                     [ %]

DOMESTIC PORTFOLIO       [ %]                          [ %]                     [ %]

MONEY MARKET PORTFOLIO   [ %]                          [ %]                     [ %]

TAX-EXEMPT PORTFOLIO     [ %]                          [ %]                     [ %]



                         [% of Aggregate Dollar Amount
                         of Transactions Effected
                         through FBSJ]

TREASURY ONLY PORTFOLIO  [ %]

TREASURY PORTFOLIO       [ %]

GOVERNMENT PORTFOLIO     [ %]

DOMESTIC PORTFOLIO       [ %]

MONEY MARKET PORTFOLIO   [ %]

TAX-EXEMPT PORTFOLIO     [ %]


   [(dagger) The difference between the percentage of aggregate brokerage commissions paid to, and the percentage of the aggregate dollar amount of transactions effected through, [[NFSC] [,/and] [FBS] [and FBSJ]] is a result of the low commission rates charged by [[NFSC] [,/and] [FBS] [and FBSJ]].]

   [NFSC] [,/and] [FBS] [and] [FBSJ] [has/have] used a portion of the commissions paid by a fund to reduce that fund's expenses.]

   [The following table shows the dollar amount of brokerage commissions paid to firms that provided research services and the approximate dollar amount of the transactions involved for the fiscal year ended 1999.]


                         Fiscal Year Ended 1999  $ Amount of  Commissions Paid  $ Amount of  Brokerage
                                                 to Firms  that Provided        Transactions  Involved*
                                                 Research Services*

TREASURY ONLY PORTFOLIO  March                    $                              $

TREASURY PORTFOLIO       March

GOVERNMENT PORTFOLIO     March

DOMESTIC PORTFOLIO       March

MONEY MARKET PORTFOLIO   March

TAX-EXEMPT PORTFOLIO     March



   [*The provision of research services was not necessarily a factor in the placement of all this business with such firms.]

[For the fiscal year ended March 31, 1999 the funds paid no brokerage commissions to firms that provided research services.]

The Trustees of each fund have approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a fund may purchase securities that are offered in underwritings in which an affiliate of FMR participates. These procedures prohibit the funds from directly or indirectly benefiting an FMR affiliate in connection with such underwritings. In addition, for underwritings where an FMR affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwriting.

From time to time the Trustees will review whether the recapture for the benefit of the funds of some portion of the brokerage commissions or similar fees paid by the funds on portfolio transactions is legally permissible and advisable. Each fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to seek such recapture.

Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR or its affiliates, investment decisions for each fund are made independently from those of other funds managed by FMR or investment accounts managed by FMR affiliates. It sometimes happens that the same security is held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to each fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

VALUATION

   Each class's NAV is the value of a single share. The NAV of each class is computed by adding the class's pro rata share of the value of the applicable fund's investments, cash, and other assets, subtracting the class's pro rata share of the applicable fund's liabilities, subtracting the liabilities allocated to the class, and dividing the result by the number of shares of that class that are outstanding.


   Portfolio securities and other assets are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price a fund would receive if it sold the instrument.
Securities of other open-end investment companies are valued at their respective NAVs.

   At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated by using market valuations would deviate from the $1.00 per share calculated using amortized cost valuation. If the Trustees believe that a deviation from a fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.

PERFORMANCE

A class may quote performance in various ways. All performance information supplied by the funds in advertising is historical and is not intended to indicate future returns. Each class's yield and return fluctuate in response to market conditions and other factors.

YIELD CALCULATIONS.To compute the yield for each class of a fund for a period, the net change in value of a hypothetical account containing one share reflects the value of additional shares purchased with dividends from the one original share and dividends declared on both the original share and any additional shares. The net change is then divided by the value of the account at the beginning of the period to obtain a base period return. This base period return is annualized to obtain a current annualized yield. Each class of a fund also may calculate an effective yield by compounding the base period return over a one-year period. In addition to the current yield, each class of a fund may quote yields in advertising based on any historical seven-day period. Yields for each class of a fund are calculated on the same basis as other money market funds, as required by applicable regulation.

Yield information may be useful in reviewing a class's performance and in providing a basis for comparison with other investment alternatives. However, a class's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.

Investors should recognize that in periods of declining interest rates a class's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates a class's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing a class's current yield. In periods of rising interest rates, the opposite can be expected to occur.

The tax-equivalent yield of each class of Treasury Only is the rate an investor would have to earn from a fully taxable investment to equal the class's tax-free yield. For Treasury Only, earning interest free from state (and sometimes local) taxes in most states, tax-equivalent yields may be calculated by dividing a class's yield by the result of one minus a specified tax rate. If only a portion of a class's yield is tax-exempt, only that portion is adjusted in the calculation.

The tax-equivalent yield of a class of    a municipal fund     is the
rate an investor would have to earn from a fully taxable investment before taxes to equal a class's tax-free yield. Tax-equivalent yields are calculated by dividing a class's yield by the result of one minus a specified federal income tax rate. If only a portion of a class's yield is tax-exempt, only that portion is adjusted in the calculation.

The following table shows the effect of a shareholder's tax status on effective yield under federal income tax laws for 1999. It shows the approximate yield a taxable security must provide at various income brackets to produce after-tax yields equivalent to those of hypothetical federally tax-exempt obligations yielding from _% to _%. Of course, no assurance can be given that a class of a municipal fund will achieve any specific tax-exempt yield. While the municipal fund invests principally in obligations whose interest is exempt from federal income tax, other income received by the fund may be taxable.

1999 TAX RATES AND TAX-EQUIVALENT YIELDS

                               Federal   If individual tax-exempt
                                         yield is:

Taxable Income*                Marginal  %                              %   %   %   %   %  %  %

Single Return    Joint Return  Rate**    Then taxable-equivalent yield
                                         is

$                $                       %                              %   %   %   %   %  %  %


* Net amount subject to federal income tax after deductions and exemptions. Assumes ordinary income only.

** Excludes the impact of the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.

   The municipal fund     may invest a portion of its assets in
obligations that are subject to federal income tax. When the municipal fund invests in these obligations, its tax-equivalent yields will be lower. In the table above, tax-equivalent yields are calculated assuming investments are 100% federally tax-free.

   RETURN     CALCULATIONS.    Returns     quoted in advertising
reflect all aspects of a class's return, including the effect of reinvesting dividends and capital gain distributions, and any change in a class's NAV over a stated period. A class's return may be calculated by using the performance data of a previously existing class prior to the date that the new class commenced operations, adjusted to reflect differences in sales charges but not 12b-1 fees. A cumulative return reflects actual performance over a stated period of time. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a class over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a class's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a class.

In addition to average annual returns, a class may quote unaveraged or cumulative returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to return. Returns may be quoted on a before-tax or after-tax basis. Returns, yields and other performance information may be quoted numerically or in a table, graph, or similar illustration.

       CALCULATING HISTORICAL FUND RESULTS.    The following table
shows performance for each class of each fund. Class II and Class III have a 12b-1 fee of 0.15% and 0.25%, respectively, which is included in the 7-day yield, tax-equivalent yield, and average annual and cumulative returns.

       HISTORICAL FUND RESULTS.    The following table shows each
class's 7-day yield, tax-equivalent yield, and return for the fiscal period ended March 31, 1999.

The tax-equivalent yield for Tax-Exempt Portfolio is based on a __% federal income tax rate.


                          Average Annual Total Returns


                           Seven-Day Yield  Tax- Equivalent Yield  One Year  Five Years  Ten Years/ Life of Class*

Treasury Only - Class I     %               %                       %         %           %

Treasury Only - Class II    %               %                       %         %           %

Treasury Only - Class III   %               %                       %         %           %

Treasury -  Class I         %               %                       %         %           %

Treasury -  Class II        %               %                       %         %           %

Treasury -  Class III       %               %                       %         %           %

Government - Class I        %               %                       %         %           %

Government - Class II       %               %                       %         %           %

Government - Class III      %               %                       %         %           %

Domestic -  Class I         %               %                       %         %           %

Domestic -  Class II        %               %                       %         %           %

Domestic -  Class III       %               %                       %         %           %

Money Market - Class I      %               %                       %         %           %

Money Market - Class II     %               %                       %         %           %

Money Market - Class III    %               %                       %         %           %

Tax-Exempt - Class I        %                %                      %         %           %

Tax-Exempt - Class II       %                %                      %         %           %

Tax-Exempt - Class III      %                %                      %         %           %




                           Cumulative Total Returns

                           One Year    Five Years  Ten Years/ Life of Class*

Treasury Only - Class I    %           %           %

Treasury Only - Class II    %          %           %

Treasury Only - Class III   %          %           %

Treasury -  Class I         %          %           %

Treasury -  Class II        %          %           %

Treasury -  Class III       %          %           %

Government - Class I        %          %           %

Government - Class II       %          %           %

Government - Class III      %          %           %

Domestic -  Class I         %          %           %

Domestic -  Class II        %          %           %

Domestic -  Class III       %          %           %

Money Market - Class I      %          %           %

Money Market - Class II     %          %           %

Money Market - Class III    %          %           %

Tax-Exempt - Class I        %          %           %

Tax-Exempt - Class II       %          %           %

Tax-Exempt - Class III      %          %           %


* Life of    Class     figures for Treasury Only Portfolio and
Domestic Portfolio are from Class I's (the original class of each fund) commencement of operations (October 3, 1990 for Treasury Only Portfolio, and November 3, 1989 for Domestic Portfolio) through the
fund's    1999     fiscal year end.

   Note: If FMR had not reimbursed certain class expenses during these periods, Class I, Class II and Class III's returns would have been lower.

Note: If FMR had not reimbursed certain class expenses during these periods, Class I, Class II and Class III's yield and tax equivalent yield (for Tax-Exempt Portfolio) would have been:

                         Class I                                Class II

Fund                     Seven-Day Yield  Tax-Equivalent Yield  Seven-Day Yield  Tax-Equivalent Yield

Treasury Only Portfolio   %               N/A                    %               N/A

Treasury Portfolio        %               N/A                    %               N/A

Government Portfolio      %               N/A                    %               N/A

Domestic Portfolio        %               N/A                    %               N/A

Money Market Portfolio    %               N/A                    %               N/A

Tax-Exempt Portfolio      %                %                     %                %



                         Class III

Fund                     Seven-Day Yield  Tax-Equivalent Yield

Treasury Only Portfolio  %                N/A

Treasury Portfolio       %                N/A

Government Portfolio     %                N/A

Domestic Portfolio       %                N/A

Money Market Portfolio   %                N/A

Tax-Exempt Portfolio     %                %


The following tables show the income and capital elements of each class's cumulative return. The tables compare each class's return to the record of the Standard & Poor's 500 Index (S&P 500), the Dow Jones Industrial Average (DJIA), and the cost of living, as measured by the Consumer Price Index (CPI), over the same period. The CPI information is as of the month-end closest to the initial investment date for each class. The S&P 500 and DJIA comparisons are provided to show how each class's return compared to the record of a broad unmanaged index of common stocks and a narrower set of stocks of major industrial companies, respectively, over the same period. Because each fund invests in short-term fixed-income securities, common stocks represent a different type of investment from the funds. Common stocks generally offer greater growth potential than the funds, but generally experience greater price volatility, which means greater potential for loss. In addition, common stocks generally provide lower income than fixed-income investments such as the funds. The S&P 500 and DJIA returns are based on the prices of unmanaged groups of stocks and, unlike each class's returns, do not include the effect of brokerage commissions or other costs of investing.

CLASS II TABLES. The initial offering of the Class II shares of each fund began on November 1, 1995. Class II shares have a 0.15% 12b-1 fee, which is not reflected in the figures prior to that date. The figures for periods prior to the initial offering date reflect the performance of Class I, the original class of each fund, which class does not have a 12b-1 fee. Class II figures would have been lower had 12b-1 fees been reflected in all periods.

CLASS III TABLES. The initial offerings of the funds' Class III shares began on the following dates: Treasury Only Portfolio (11/6/95), Treasury Portfolio (10/22/93), Government Portfolio (4/4/94), Domestic
Portfolio (7/19/94), Money Market Portfolio (11/17/93   ),     and
Tax-Exempt Portfolio (11/6/95). The figures for periods prior to the initial offering dates reflect the performance of Class I, the original class of each fund, which class does not have a 12b-1 fee. Class III figures would have been lower had 12b-1 fees been reflected in all periods. Class III shares of Government Portfolio have a 0.25% 12b-1 fee, which is reflected in the figures for periods after its initial offering of Class III shares. Prior to July 1, 1995, Class III shares of Treasury Portfolio, Domestic Portfolio, and Money Market Portfolio had a 0.32% 12b-1 fee, which is reflected in figures after the initial offering dates of Class III shares of these funds. Effective July 1, 1995, Class III shares of Treasury Portfolio, Domestic Portfolio, and Money Market Portfolio have a 0.25% 12b-1 fee, which is reflected in figures after that date for Class III shares of these funds. Effective November 1, 1995, Class III shares of Treasury
Only Portfolio        and Tax-Exempt Portfolio have a 0.25% 12b-1 fee,
which is reflected in figures after that date for these funds.

The following tables show the growth in value of a hypothetical $10,000 investment in each class of each fund during the 10-year period ended March 31, 1999 or life of each fund, as applicable, assuming all distributions were reinvested. Returns are based on past results and are not an indication of future performance. Tax consequences of different investments have not been factored into the figures below.

TREASURY ONLY PORTFOLIO

HISTORICAL FUND RESULTS

During the period from October 3, 1990 (commencement of operations) to March 31, 1999, a hypothetical $10,000 investment in Class I of
Treasury Only Portfolio would have grown to $   ___________    .


TREASURY ONLY PORTFOLIO -
CLASS I


Period Ended March 31     Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998

1997

1996

1995+

1994

1993

1992

1991*




TREASURY ONLY PORTFOLIO -  INDEXES
CLASS I

Period Ended March 31      S&P 500  DJIA  Cost of Living**


1999                       $        $     $

1998

1997

1996

1995+

1994

1993

1992

1991*


* From October 3, 1990 (commencement of operations)

** From month-end closest to initial investment date.

+ The fiscal year end of the fund changed from July 31 to March 31 in February 1995.

Explanatory Notes: With an initial investment of $10,000 in Class I of Treasury Only Portfolio on October 3, 1990 the net amount invested in Class I shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_______. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends. The fund did not distribute any capital gains during the period.

During the period from October 3, 1990 (commencement of operations) to the March 31, 1999, a hypothetical $10,000 investment in Class II of Treasury Only Portfolio would have grown to $___________.


TREASURY ONLY PORTFOLIO -
CLASS II

Period Ended March 31     Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998

1997

1996

1995+

1994

1993

1992

1991*




TREASURY ONLY PORTFOLIO -  INDEXES
CLASS II

Period Ended March 31      S&P 500  DJIA  Cost of Living**


1999                       $        $     $

1998

1997

1996

1995+

1994

1993

1992

1991*


* From October 3, 1990 (commencement of operations)

** From month-end closest to initial investment date.

+ The fiscal year end of the fund changed from July 31 to March 31 in February 1995.

Explanatory Notes: With an initial investment of $10,000 in Class II of Treasury Only Portfolio on October 3, 1990 the net amount invested in Class II shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   ________.     If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   ________     for
dividends. The fund did not distribute any capital gains during the period.

During the period from October 3, 1990 (commencement of operations) to March 31, 1999, a hypothetical $10,000 investment in Class III of
Treasury Only Portfolio would have grown to $   ___________    .


TREASURY ONLY PORTFOLIO -
CLASS III

Period Ended March 31     Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998

1997

1996

1995+

1994

1993

1992

1991*




TREASURY ONLY PORTFOLIO -  INDEXES
CLASS III

Period Ended March 31      S&P 500  DJIA  Cost of Living**


1999                       $        $     $

1998

1997

1996

1995+

1994

1993

1992

1991*


* From October 3, 1990 (commencement of operations)

** From month-end closest to initial investment date.

+ The fiscal year end of the fund changed from July 31 to March 31 in February 1995.

Explanatory Notes: With an initial investment of $10,000 in Class III
of Treasury Only Portfolio on    __________     the net amount
invested in Class III shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$   ________    . If distributions had not been reinvested, the amount
of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to
$   ________     for dividends. The fund did not distribute any
capital gains during the period.

TREASURY PORTFOLIO

HISTORICAL FUND RESULTS

During the 10-year period ended March 31, 1999, a hypothetical $10,000 investment in Class I of Treasury Portfolio would have grown to
$   ___________.


TREASURY PORTFOLIO - CLASS I

Period Ended March 31     Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998

1997

1996

1995

1994

1993

1992

1991

1990




TREASURY PORTFOLIO - CLASS I  INDEXES

Period Ended March 31         S&P 500  DJIA  Cost of Living


1999                          $        $     $

1998

1997

1996

1995

1994

1993

1992

1991

1990


Explanatory Notes: With an initial investment of $10,000 in Class I of Treasury Portfolio on March 31, 1990, the net amount invested in Class I shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   _______    . If
distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash
payments for the period would have amounted to $   _______     for
dividends. The fund did not distribute any capital gains during the period.

During the 10-year period ended March 31, 1999, a hypothetical $10,000 investment in Class II of Treasury Portfolio would have grown to
$   ___________.


TREASURY PORTFOLIO - CLASS II

Period Ended March 31     Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998

1997

1996

1995

1994

1993

1992

1991

1990




TREASURY PORTFOLIO - CLASS II  INDEXES

Period Ended March 31          S&P 500  DJIA  Cost of Living


1999                           $        $     $

1998

1997

1996

1995

1994

1993

1992

1991

1990


Explanatory Notes: With an initial investment of $10,000 in Class II of Treasury Portfolio on March 31, 1990, the net amount invested in Class II shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   _______    . If
distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash
payments for the period would have amounted to $   ______     for
dividends. The fund did not distribute any capital gains during the period.
During the 10-year period ended March 31, 1999, a hypothetical $10,000 investment in Class III of Treasury Portfolio would have grown to
$   ___________.


TREASURY PORTFOLIO - CLASS III

Period Ended March 31     Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions


1999                      $                         $                             $                            $

1998

1997

1996

1995

1994

1993

1992

1991

1990




TREASURY PORTFOLIO - CLASS III  INDEXES

Period Ended March 31           S&P 500  DJIA  Cost of Living

1999                            $        $     $

1998

1997

1996

1995

1994

1993

1992

1991

1990


Explanatory Notes: With an initial investment of $10,000 in Class III of Treasury Portfolio on March 31, 1990, the net amount invested in Class III shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   _________    . If
distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash
payments for the period would have amounted to $   ________     for
dividends. The fund did not distribute any capital gains during the period.

GOVERNMENT PORTFOLIO

HISTORICAL FUND RESULTS

During the 10-year period ended March 31, 1999, a hypothetical $10,000 investment in Class I of Government Portfolio would have grown to
$   ___________    .


GOVERNMENT PORTFOLIO - CLASS I

Period Ended March 31    Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998

1997

1996

1995

1994

1993

1992

1991

1990




GOVERNMENT PORTFOLIO - CLASS I  INDEXES

Period Ended March 31           S&P 500  DJIA  Cost of Living


1999                            $        $     $

1998

1997

1996

1995

1994

1993

1992

1991

1990


Explanatory Notes: With an initial investment of $10,000 in Class I of Government Portfolio on March 31, 1990, the net amount invested in Class I shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   _________    . If
distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash
payments for the period would have amounted to $   _______     for
dividends. The fund did not distribute any capital gains during the period.

During the 10-year period ended March 31, 1999, a hypothetical $10,000 investment in Class II of Government Portfolio would have grown to
$   ___________    .


GOVERNMENT PORTFOLIO - CLASS II

Period Ended March 31     Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions


1999                      $                         $                             $                            $

1998

1997

1996

1995

1994

1993

1992

1991

1990




GOVERNMENT PORTFOLIO - CLASS II  INDEXES

Period Ended March 31            S&P 500  DJIA  Cost of Living


1999                             $        $     $

1998

1997

1996

1995

1994

1993

1992

1991

1990


Explanatory Notes: With an initial investment of $10,000 in Class II of Government Portfolio on March 31, 1990, the net amount invested in Class II shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   _______    . If
distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash
payments for the period would have amounted to $   _______     for
dividends. The fund did not distribute any capital gains during the period.

During the 10-year period ended March 31, 1999, a hypothetical $10,000 investment in Class III of Government Portfolio would have grown to
$   ___________    .


GOVERNMENT PORTFOLIO - CLASS
III

Period Ended March 31     Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions


1999                      $                         $                             $                            $

1998

1997

1996

1995

1994

1993

1992

1991

1990




GOVERNMENT PORTFOLIO - CLASS  INDEXES
III

Period Ended March 31         S&P 500  DJIA  Cost of Living


1999                          $        $     $

1998

1997

1996

1995

1994

1993

1992

1991

1990


Explanatory Notes: With an initial investment of $10,000 in Class III of Government Portfolio on March 31, 1990, the net amount invested in Class III shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   ________.     If
distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash
payments for the period would have amounted to $   _______     for
dividends. The fund did not distribute any capital gains during the period.

DOMESTIC PORTFOLIO

HISTORICAL FUND RESULTS

During the period from November 3, 1989 (commencement of operations) to March 31, 1999, a hypothetical $10,000 investment in Class I of
Domestic Portfolio would have grown to $   ___________    .


DOMESTIC PORTFOLIO - CLASS I

Period Ended March 31    Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions


1999                     $                         $                             $                            $

1998

1997

1996

1995

1994

1993

1992

1991

1990*




DOMESTIC PORTFOLIO - CLASS I  INDEXES

Period Ended March 31         S&P 500  DJIA  Cost of Living**


1999                          $        $     $

1998

1997

1996

1995

1994

1993

1992

1991

1990*


* From November 3, 1989 (commencement of operations).

** From nearest month end.

Explanatory Notes: With an initial investment of $10,000 in Class I of Domestic Portfolio on March 31, 1990, the net amount invested in Class I shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   ________    . If
distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash
payments for the period would have amounted to $   _______     for
dividends. The fund did not distribute any capital gains during the period.

During the period from November 3, 1989 (commencement of operations) to March 31, 1999, a hypothetical $10,000 investment in Class II of
Domestic Portfolio would have grown to $   ___________    .

DOMESTIC PORTFOLIO - CLASS II

Period Ended March 31     Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions


1999                      $                         $                             $                            $

1998

1997

1996

1995

1994

1993

1992

1991

1990*



DOMESTIC PORTFOLIO - CLASS II  INDEXES

Period Ended March 31          S&P 500  DJIA  Cost of Living**


1999                           $        $     $

1998

1997

1996

1995

1994

1993

1992

1991

1990*


* From November 3, 1989 (commencement of operations).

** From nearest month end.

Explanatory Notes: With an initial investment of $10,000 in Class II of Domestic Portfolio on March 31, 1990, the net amount invested in Class II shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   __________    . If
distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash
payments for the period would have amounted to $   ________     for
dividends. The fund did not distribute any capital gains during the period.

During the period from November 3, 1989 (commencement of operations) to March 31, 1999, a hypothetical $10,000 investment in Class III of
Domestic Portfolio would have grown to $   ___________    .


DOMESTIC PORTFOLIO - CLASS III

Period Ended March 31     Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions


1999                      $                         $                             $                            $

1998

1997

1996

1995

1994

1993

1992

1991

1990*




DOMESTIC PORTFOLIO - CLASS III  INDEXES

Period Ended March 31           S&P 500  DJIA  Cost of Living**


1999                            $        $     $

1998

1997

1996

1995

1994

1993

1992

1991

1990*


* From November 3, 1989 (commencement of operations).

** From nearest month end.

Explanatory Notes: With an initial investment of $10,000 in Class III of Domestic Portfolio on March 31, 1990, the net amount invested in Class III shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   _____________    . If
distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash
payments for the period would have amounted to $   _________     for
dividends. The fund did not distribute any capital gains during the period.

MONEY MARKET PORTFOLIO

HISTORICAL FUND RESULTS

During the 10-year period ended March 31, 1999, a hypothetical $10,000 investment in Class I of Money Market Portfolio would have grown to
$   ___________.


MONEY MARKET PORTFOLIO -
CLASS I

Period Ended March 31     Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998

1997

1996

1995

1994

1993

1992

1991

1990




MONEY MARKET PORTFOLIO -  INDEXES
CLASS I

Period Ended March 31     S&P 500  DJIA  Cost of Living


1999                      $        $     $

1998

1997

1996

1995

1994

1993

1992

1991

1990


Explanatory Notes: With an initial investment of $10,000 in Class I of Money Market Portfolio on March 31, 1990, the net amount invested in Class I shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   _________.     If
distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash
payments for the period would have amounted to $   ________     for
dividends. The fund did not distribute any capital gains during the period.

During the 10-year period ended March 31, 1999, a hypothetical $10,000 investment in Class II of Money Market Portfolio would have grown to
$   ___________    .


MONEY MARKET PORTFOLIO -
CLASS II

Period Ended March 31     Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998

1997

1996

1995

1994

1993

1992

1991

1990




MONEY MARKET PORTFOLIO -  INDEXES
CLASS II

Period Ended March 31     S&P 500  DJIA  Cost of Living


1999                      $        $     $

1998

1997

1996

1995

1994

1993

1992

1991

1990


Explanatory Notes: With an initial investment of $10,000 in Class II of Money Market Portfolio on March 31, 1990, the net amount invested in Class II shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   __________    . If
distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash
payments for the period would have amounted to $   __________     for
dividends. The fund did not distribute any capital gains during the period.

During the 10-year period ended March 31, 1999, a hypothetical $10,000 investment in Class III of Money Market Portfolio would have grown to
$   ___________    .


MONEY MARKET PORTFOLIO -
CLASS III

Period Ended March 31     Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998

1997

1996

1995

1994

1993

1992

1991

1990




MONEY MARKET PORTFOLIO -  INDEXES
CLASS III

Period Ended March 31     S&P 500  DJIA  Cost of Living


1999                      $        $     $

1998

1997

1996

1995

1994

1993

1992

1991

1990


Explanatory Notes: With an initial investment of $10,000 in Class III of Money Market Portfolio on March 31, 1990, the net amount invested in Class III shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   _________    . If
distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash
payments for the period would have amounted to $   _________     for
dividends. The fund did not distribute any capital gains during the period.

TAX-EXEMPT PORTFOLIO

HISTORICAL FUND RESULTS

During the 10-year period ended March 31, 1999, a hypothetical $10,000 investment in Class I of Tax-Exempt Portfolio would have grown to
$   ___________    .


TAX-EXEMPT PORTFOLIO - CLASS I

Period Ended March 31     Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions


1999                      $                         $                             $                            $

1998

1997

1996

1995+

1994

1993

1992

1991

1990




TAX-EXEMPT PORTFOLIO - CLASS I  INDEXES

Period Ended March 31           S&P 500  DJIA  Cost of Living


1999                            $        $     $

1998

1997

1996

1995+

1994

1993

1992

1991

1990


+ The fiscal year end of the fund changed from May 31 to March 31 in February 1995.

Explanatory Notes: With an initial investment of $10,000 in Class I of Tax-Exempt Portfolio on March 31, 1990, the net amount invested in Class I shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   ________    . If
distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash
payments for the period would have amounted to $   ________     for
dividends. The fund did not distribute any capital gains during the period.

During the 10-year period ended March 31, 1999, a hypothetical $10,000 investment in Class II of Tax-Exempt Portfolio would have grown to
$   ___________    .


TAX-EXEMPT PORTFOLIO - CLASS II

Period Ended March 31     Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions


1999                      $                         $                             $                            $

1998

1997

1996

1995+

1994

1993

1992

1991

1990




TAX-EXEMPT PORTFOLIO - CLASS II  INDEXES

Period Ended March 31            S&P 500  DJIA  Cost of Living


1999                             $        $     $

1998

1997

1996

1995+

1994

1993

1992

1991

1990


+ The fiscal year end of the fund changed from May 31 to March 31 in February 1995.

Explanatory Notes: With an initial investment of $10,000 in Class II of Tax-Exempt Portfolio on March 31, 1990, the net amount invested in Class II shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   ____________    . If
distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash
payments for the period would have amounted to $   _________     for
dividends. The fund did not distribute any capital gains during the period.

During the 10-year period ended March 31, 1999, a hypothetical $10,000 investment in Class III of Tax-Exempt Portfolio would have grown to
$   ___________.


TAX-EXEMPT PORTFOLIO - CLASS
III

Period Ended March 31     Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions


1999                      $                         $                             $                            $

1998

1997

1996

1995+

1994

1993

1992

1991

1990




TAX-EXEMPT PORTFOLIO - CLASS  INDEXES
III

Period Ended March 31         S&P 500  DJIA  Cost of Living


1999                          $        $     $

1998

1997

1996

1995+

1994

1993

1992

1991

1990


+ The fiscal year end of the fund changed from May 31 to March 31 in February 1995.

Explanatory Notes: With an initial investment of $10,000 in Class III of Tax-Exempt Portfolio on March 31, 1990, the net amount invested in Class III shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   ________    . If
distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash
payments for the period would have amounted to $   _______     for
dividends. The fund did not distribute any capital gains during the period.

PERFORMANCE COMPARISONS. A class's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Generally, Lipper rankings are based on return, assume reinvestment of distributions, do not take sales charges or trading fees into consideration, and are prepared without regard to tax consequences. Lipper may also rank based on yield. In addition to the mutual fund rankings, a class's performance may be compared to stock, bond, and money market mutual fund performance indexes prepared by Lipper or other organizations. When comparing these indexes, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.

From time to time, a class's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, a class may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.

A class may be compared in advertising to Certificates of Deposit
(CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, a fund does not guarantee your principal or your return, and fund shares are not FDIC insured.

Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.

Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the
returns of different    indexes    .

Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates returns in the same method as the funds. The funds may also compare performance to that of other compilations or indexes that may be developed and made available in the future.

A class may compare its performance or the performance of securities in which it may invest to averages published by IBC Financial Data, Inc. of Ashland, Massachusetts. These averages assume reinvestment of distributions. IBC's MONEY FUND REPORT AVERAGES(trademark)/Government, which is reported in IBC's MONEY FUND REPORT(trademark), covers
over    ___     government money market funds. IBC's MONEY FUND REPORT
AVERAGES(trademark)/All Taxable, which is reported on IBC's MONEY FUND
REPORT(trademark), covers over    ____     taxable money market funds;
and IBC MONEY FUND AVERAGES/All Tax-Free, which is reported on IBC's
MONEY FUND REPORT(trademark), covers over    ___     tax-free money
market funds.

In advertising materials, Fidelity may reference or discuss its products and services, which may include other Fidelity funds; retirement investing; brokerage products and services; model portfolios or allocations; saving for college or other goals; and charitable giving. In addition, Fidelity may quote or reprint financial or business publications and periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products. Fidelity may also reprint, and use as advertising and sales literature, articles from Fidelity Focus(Registered trademark), a quarterly magazine provided free of charge to Fidelity fund shareholders.

A class may present its fund number, Quotron(trademark) number, and CUSIP number, and discuss or quote the fund's current portfolio manager.

A fund may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.

As of March 31, 1999, FMR advised over $   __     billion in municipal
fund assets, $   __     billion in taxable fixed-income fund assets,
$   __     billion in money market fund assets, $   ___     billion in
equity fund assets, $   __     billion in international fund assets,
and $   ___     billion in Spartan fund assets. The funds may
reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.

In addition to performance rankings, each class of a fund may compare its total expense ratio to the average total expense ratio of similar funds tracked by Lipper. A class's total expense ratio is a significant factor in comparing bond and money market investments because of its effect on yield.

ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION

If the Trustees determine that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing each class's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.

DISTRIBUTIONS AND TAXES

DIVIDENDS. Because each fund's income is primarily derived from interest, dividends from the fund generally will not qualify for the dividends-received deduction available to corporate shareholders. Short-term capital gains are taxable as dividends, but do not qualify for the dividends-received deduction.

Tax-Exempt Portfolio purchases municipal securities whose interest FMR believes is free from federal income tax. Generally, issuers or other parties have entered into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable retroactive to the date the security was issued. For certain types of structured securities, the tax status of the pass-through of tax-free income may also be based on the federal tax treatment of the structure.

   Interest on certain "private activity" securities is subject to the federal alternative minimum tax (AMT), although the interest continues to be excludable from gross income for other tax purposes. Interest from private activity securities will be considered tax-exempt for purposes of Tax-Exempt Portfolio's policy of investing so that at least 80% of its income distributions is free from federal income tax. Interest from private activity securities is a tax preference item for the purposes of determining whether a taxpayer is subject to the AMT and the amount of AMT to be paid, if any.

A portion of the gain on municipal bonds purchased at market discount after April 30, 1993 is taxable to shareholders as ordinary income, not as capital gains. Dividends resulting from a recharacterization of gain from the sale of bonds purchased at market discount after April 30, 1993 are not considered income for purposes of Tax-Exempt Portfolio's policy of investing so that at least 80% of its income distributions is free from federal income tax.

       CAPITAL GAINS DISTRIBUTIONS.    Each fund may distribute any
net realized capital gains once a year or more often, as necessary.

   [As of     March 31   , 1999, Treasury Only Portfolio had a capital
loss carryforward aggregating approximately $____. This loss
carryforward, of which $___, $___, and $___will expire on     March
31   , 199_, ____, and ____ , respectively, is available to offset future capital gains.]

   [As of     March 31   , 1999, Treasury Portfolio had a capital loss
carryforward aggregating approximately $____. This loss carryforward,
of which $___, $___, and $___will expire on     March 31   , 199_,
____, and ____ , respectively, is available to offset future capital gains.]

   [As of     March 31   , 1999, Government Portfolio had a capital
loss carryforward aggregating approximately $____. This loss
carryforward, of which $___, $___, and $___will expire on     March
31   , 199_, ____, and ____ , respectively, is available to offset future capital gains.]

   [As of     March 31   , 1999, Domestic Portfolio had a capital loss
carryforward aggregating approximately $____. This loss carryforward,
of which $___, $___, and $___will expire on     March 31   , 199_,
____, and ____ , respectively, is available to offset future capital gains.]

   [As of     March 31   , 1999, Money Market Portfolio had a capital
loss carryforward aggregating approximately $____. This loss
carryforward, of which $___, $___, and $___will expire on     March
31   , 199_, ____, and ____ , respectively, is available to offset future capital gains.]

   [As of     March 31   , 1999, Tax-Exempt Portfolio had a capital
loss carryforward aggregating approximately $____. This loss
carryforward, of which $___, $___, and $___will expire on     March
31   , 199_, ____, and ____ , respectively, is available to offset future capital gains.]

STATE AND LOCAL TAX ISSUES. For mutual funds organized as business trusts, state law provides for a pass-through of the state and local income tax exemption afforded to direct owners of U.S. Government securities. Some states limit this pass-through to mutual funds that invest a certain amount in U.S. Government securities, and some types of securities, such as repurchase agreements and some agency-backed securities, may not qualify for this benefit. The tax treatment of your dividends from a fund will be the same as if you directly owned a proportionate share of the U.S. Government securities. Because the income earned on certain U.S. Government securities is exempt from state and local personal income taxes, the portion of dividends from a fund attributable to these securities will also be free from state and local personal income taxes. The exemption from state and local personal income taxation does not preclude states from assessing other
taxes on the ownership of U.S. Government securities   .

TAX STATUS OF THE FUNDS. Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies.

OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to determine whether the sale of shares of a fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation.

TRUSTEES AND OFFICERS

The Trustees, Members of the Advisory Board, and executive officers of the trust are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to [the/each fund, and review each fund's performance. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. All persons named as Trustees and Members of the Advisory Board also serve in similar capacities for other funds advised by FMR or its affiliates. The business address of each Trustee, Member of the Advisory Board, and officer who is an "interested person" (as defined in the 1940 Act) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees is Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).

*EDWARD C. JOHNSON 3d (   69    ), Trustee and President, is Chairman,
Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Investments Money Management, Inc. (1998), Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.

J. GARY BURKHEAD (   58    ), Member of the Advisory Board (1997), is
Vice Chairman and a Member of the Board of Directors of FMR Corp.
(1997) and President of Fidelity Personal Investments and Brokerage Group (1997). Previously, Mr. Burkhead served as President of Fidelity Management & Research Company.

RALPH F. COX (   67    ), Trustee, is President of RABAR Enterprises
(management consulting-engineering industry, 1994). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of USA Waste Services, Inc. (non-hazardous waste, 1993), CH2M Hill Companies (engineering), Rio Grande, Inc. (oil and gas production), and Daniel Industries (petroleum measurement equipment manufacturer). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

PHYLLIS BURKE DAVIS (   68    ), Trustee. Prior to her retirement in
September 1991, Mrs. Davis was the Senior Vice President of Corporate Affairs of Avon Products, Inc. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing, 1991), and the TJX Companies, Inc. (retail stores), and previously served as a Director of Hallmark Cards, Inc. (1985-1991) and Nabisco Brands, Inc. In addition, she is a member of the President's Advisory Council of The University of Vermont School of Business Administration.

ROBERT M. GATES (   56    ), Trustee (1997), is a consultant, author,
and lecturer (1993). Mr. Gates was Director of the Central Intelligence Agency (CIA) from 1991-1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is a Director of LucasVarity PLC (automotive components and diesel engines), Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and TRW Inc. (original equipment and replacement products). Mr. Gates also is a Trustee of the Forum for International Policy and of the Endowment Association of the College of William and Mary. In addition, he is a member of the National Executive Board of the Boy Scouts of America.

E. BRADLEY JONES (   72    ), Trustee. Prior to his retirement in
1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and manufacturing, 1985-1995), Hyster-Yale Materials Handling, Inc. (1985-1995), and Cleveland-Cliffs Inc (mining), and as a Trustee of First Union Real Estate Investments. In addition, he serves as a Trustee of the Cleveland Clinic Foundation, where he has also been a member of the Executive Committee as well as Chairman of the Board and President, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.

DONALD J. KIRK (   67    ), Trustee, is Executive-in-Residence (1995)
at Columbia University Graduate School of Business and a financial consultant. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk is a Director of General Re Corporation (reinsurance), and he previously served as a Director of Valuation Research Corp. (appraisals and valuations, 1993-1995). In addition, he serves as Chairman of the Board of Directors of National Arts Stabilization Inc., Chairman of the Board of Trustees of the Greenwich Hospital Association, Director of the Yale-New Haven Health Services Corp. (1998), a Member of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995), and as a Public Governor of the National Association of Securities Dealers, Inc. (1996).

*PETER S. LYNCH (   57    ), Trustee, is Vice Chairman and Director of
FMR. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991); Vice President of Fidelity Magellan Fund and FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston.

WILLIAM O. McCOY (   66    ), Trustee (1997), is the Vice President of
Finance for the University of North Carolina (16-school system, 1995). Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications, 1984) and President of BellSouth Enterprises (1986). He is currently a Director of Liberty Corporation (holding company, 1984), Weeks Corporation of Atlanta (real estate, 1994), Carolina Power and Light Company (electric utility, 1996), and the Kenan Transport Co. (1996). Previously, he was a Director of First American Corporation (bank holding company, 1979-1996). In addition, Mr. McCoy serves as a member of the Board of Visitors for the University of North Carolina at Chapel Hill (1994) and for the Kenan-Flager Business School (University of North Carolina at Chapel Hill, 1988).

GERALD C. McDONOUGH (   71    ), Trustee and Chairman of the
non-interested Trustees, is Chairman of G.M. Management Group (strategic advisory services). Mr. McDonough is a Director of York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (hydraulic systems, building systems, and metal products, 1992), CUNO, Inc. (liquid and gas filtration products,
1996), and Associated Estates Realty Corporation (a real estate investment trust, 1993). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and electronic products) from 1987-1996 and Brush-Wellman Inc. (metal refining) from 1983-1997.

MARVIN L. MANN (   66    ), Trustee (1993), is Chairman of the Board,
of Lexmark International, Inc. (office machines, 1991). Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals, 1993), Imation Corp. (imaging and information storage, 1997).

*ROBERT C. POZEN (   53    ), Trustee (1997) and Senior Vice
President, is also President and a Director of FMR (1997); and President and a Director of Fidelity Investments Money Management, Inc. (1998), Fidelity Management & Research (U.K.) Inc. (1997), and Fidelity Management & Research (Far East) Inc. (1997). Previously, Mr. Pozen served as General Counsel, Managing Director, and Senior Vice President of FMR Corp.

THOMAS R. WILLIAMS (   71    ), Trustee, is President of The Wales
Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of ConAgra, Inc. (agricultural products), Georgia Power Company (electric utility), National Life Insurance Company of Vermont, American Software, Inc., and AppleSouth, Inc. (restaurants,
1992).

BOYCE I. GREER (   44    ), is Vice President of Money Market Funds
(1997), Group Leader of the Money Market Group (1997), Senior Vice President of FMR (1997), and Vice President of FIMM (1998). Mr. Greer served as the Leader of the Fixed-Income Group for Fidelity Management Trust Company (1993-1995) and was Vice President and Group Leader of Municipal Fixed-Income Investments (1996-1997).

FRED L. HENNING, JR. (   59    ), is Vice President of Fidelity's
Fixed-Income Group (1995), Senior Vice President of FMR (1995), and Senior Vice President of FIMM (1998). Before assuming his current responsibilities, Mr. Henning was head of Fidelity's Money Market Division.

ROBERT LITTERST

SCOTT A. ORR

ROBERT DUBY

JOHN TODD

ERIC D. ROITER (   50    ), Secretary (1998), is Vice President (1998)
and General Counsel of FMR (1998). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997). Prior to joining Fidelity, Mr. Roiter was a partner at Debevoise & Plimpton (1981-1997) and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981).

RICHARD A. SILVER (   53    ), Treasurer (1997), is Treasurer of the
Fidelity funds and is an employee of FMR (1997). Before joining FMR, Mr. Silver served as Executive Vice President, Fund Accounting & Administration at First Data Investor Services Group, Inc. (1996-1997). Prior to 1996, Mr. Silver was Senior Vice President and Chief Financial Officer at The Colonial Group, Inc. Mr. Silver also served as Chairman of the Accounting/Treasurer's Committee of the Investment Company Institute (1987-1993).

MATTHEW N. KARSTETTER ( 37 ), Deputy Treasurer (1998), is Deputy Treasurer of the Fidelity funds and is an employee of FMR (1998). Before joining FMR, Mr. Karstetter served as Vice President of Investment Accounting and Treasurer of IDS Mutual Funds at American Express Financial Advisors (1996-1998). Prior to 1996, Mr. Karstetter was Vice President, Mutual Fund Services at State Street Bank & Trust (1991-1996).

STANLEY N. GRIFFITH (   53    ), Assistant Vice President (1998), is
Assistant Vice President of Fidelity's Fixed-Income Funds (1998) and an employee of FMR Corp.

JOHN H. COSTELLO (   53    ), Assistant Treasurer, is an employee of
FMR.

LEONARD M. RUSH (   54    ), Assistant Treasurer (1994), is an
employee of FMR (1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage
Services, Inc. (1990-1993).

THOMAS J. SIMPSON (   41    ), Assistant Treasurer (1996), is
Assistant Treasurer of Fidelity's Fixed-Income Funds (1998) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his
or her services for the fiscal year ended March 31,    1999    , or
calendar year ended December 31,    199    8, as applicable.

COMPENSATION TABLE


AGGREGATE COMPENSATION
FROM A                    J. Gary  Burkhead**  Ralph F. Cox  Phyllis Burke Davis  Robert  M. Gates  Edward C. Johnson 3d**
FUND

Treasury Only Portfolio
[B,]C                     $ 0                  $             $                    [$ ]              $ 0

Treasury Portfolio
[B,] D                    $ 0                  $             $                    [$ ]              $ 0

Government Portfolio
[B,] E                    $ 0                  $             $                    [$ ]              $ 0

Domestic Portfolio
[B,] F                    $ 0                  $             $                    [$ ]              $ 0

Money Market Portfolio
[B,] F                    $ 0                  $             $                    [$ ]              $ 0

Tax-Exempt  Portfolio
[B,] F                    $ 0                  $             $                    [$ ]              $ 0

TOTAL COMPENSATION FROM
 THE                      $ 0                 $223,500      $220,500             [$223,500]        $ 0
FUND COMPLEX*, A




AGGREGATE COMPENSATION FROM A  E. Bradley Jones  Donald J. Kirk  Peter S. Lynch **  William O. McCoy  Gerald C. McDonough
FUND

Treasury Only Portfolio [B,]C  $                 $               $ 0                [$ ]              $

Treasury Portfolio [B,] D      $                 $               $ 0                [$ ]              $

Government Portfolio [B,] E    $                 $               $ 0                [$ ]              $

Domestic Portfolio [B,] F      $                 $               $ 0                [$ ]              $

Money Market Portfolio [B,] F  $                 $               $ 0                [$ ]              $

Tax-Exempt  Portfolio [B,] F   $                 $               $ 0                [$ ]              $

TOTAL COMPENSATION FROM THE    $222,000          $226,500        $ 0                [$223,500]        $273,500
FUND COMPLEX*, A



AGGREGATE COMPENSATION FROM A  Marvin L. Mann  Robert  C.  Pozen **  Thomas R. Williams
FUND

Treasury Only Portfolio [B,]C  $               [$ 0]                 $

Treasury Portfolio [B,] D      $               [$ 0]                 $

Government Portfolio [B,] E    $               [$ 0]                 $

Domestic Portfolio [B,] F      $               [$ 0]                 $

Money Market Portfolio [B,] F  $               [$ 0]                 $

Tax-Exempt  Portfolio [B,] F   $               [$ 0]                 $

TOTAL COMPENSATION FROM THE    $220,500        [$ 0]                 $223,500
FUND COMPLEX*, A


* Information is for the calendar year ended December 31, 1998 for 237 funds in the complex.

** Interested Trustees of the funds and Mr. Burkhead are compensated by FMR.

A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1998, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $75,000; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $55,039; Marvin L. Mann, $55,039; Thomas R. Williams, $63,433; and William O. McCoy, $55,039.

[B Compensation figures include cash, and may include amounts required to be deferred and amounts deferred at the election of Trustees.]

[C The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $__; Phyllis Burke Davis, $__; Robert M. Gates, $__; E. Bradley Jones, $__; Donald J. Kirk, $__;
William O. McCoy, $__; Gerald C. McDonough, $__; Marvin L. Mann, $__; and Thomas R. Williams, $__.]

[D The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $__; Phyllis Burke Davis, $__; Robert M. Gates, $__; E. Bradley Jones, $__; Donald J. Kirk, $__;
William O. McCoy, $__; Gerald C. McDonough, $__; Marvin L. Mann, $__; and Thomas R. Williams, $__.]

   [E The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $__; Phyllis Burke Davis, $__; Robert M. Gates, $__; E. Bradley Jones, $__; Donald J. Kirk, $__; William O. McCoy, $__; Gerald C. McDonough, $__; Marvin L. Mann, $__; and Thomas R. Williams, $__.]

   [F The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $__; Phyllis Burke Davis, $__; Robert M. Gates, $__; E. Bradley Jones, $__; Donald J. Kirk, $__; William O. McCoy, $__; Gerald C. McDonough, $__; Marvin L. Mann, $__; and Thomas R. Williams, $__.]

   [G The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $__; Phyllis Burke Davis, $__; Robert M. Gates, $__; E. Bradley Jones, $__; Donald J. Kirk, $__; William O. McCoy, $__; Gerald C. McDonough, $__; Marvin L. Mann, $__; and Thomas R. Williams, $__.]

   [H The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $__; Phyllis Burke Davis, $__; Robert M. Gates, $__; E. Bradley Jones, $__; Donald J. Kirk, $__; William O. McCoy, $__; Gerald C. McDonough, $__; Marvin L. Mann, $__; and Thomas R. Williams, $__.]

   [I Certain of the non-interested Trustees' aggregate compensation from a fund includes accrued voluntary deferred compensation as follows: [trustee name, dollar amount of deferred compensation, fund name]; [trustee name, dollar amount of deferred compensation, fund name]; and [trustee name, dollar amount of deferred compensation, fund name].]

Under a deferred compensation plan adopted in September 1995 and amended in November 1996 (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual fees. Amounts deferred under the Plan are subject to vesting and are treated as though equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds including funds in each major investment discipline and representing a majority of Fidelity's assets under management (the Reference Funds). The amounts ultimately received by the Trustees under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. A fund may invest in the Reference Funds under the Plan without shareholder approval.

   [As of ___________, approximately __% of [Fund Name(s)]'s total outstanding shares was held by [FMR] [[and] [an] FMR affiliate[s]]. FMR Corp. is the ultimate parent company of [FMR] [[and] [this/these] FMR affiliate[s]]. By virtue of his ownership interest in FMR Corp., as described in the "Control of Investment Advisers" section on page ___, Mr. Edward C. Johnson 3d, President and Trustee of the fund, may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's deemed ownership of [Fund Name(s)]'s shares, the Trustees, Members of the Advisory Board, and officers of the funds owned, in the aggregate, less than __% of each fund's total outstanding shares.]

   [As of ____________, the Trustees, Members of the Advisory Board, and officers of each fund owned, in the aggregate, less than __% of each fund's total outstanding shares.]

[As of    ____________    , the following owned of record or
beneficially 5% or more (up to and including 25%) of each class's outstanding shares:]

   [As of _______________, approximately ____% of __________'s total outstanding shares were held by __________; approximately ___% of ___________'s total outstanding shares were held by _____________; and approximately ___% of _________'s total outstanding shares were held by _____________.]

   [A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.]

CONTROL OF INVESTMENT ADVISERS

   FMR Corp., organized in 1972, is the ultimate parent company of FMR and FIMM. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 (1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

   At present, the principal operating activities of FMR Corp. are those conducted by its division, Fidelity Investments Retail Marketing Company, which provides marketing services to various companies within the Fidelity organization.

   Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.

MANAGEMENT CONTRACTS

   Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

       MANAGEMENT SERVICES.    Under the terms of its management
contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are "interested persons" of the trust or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical and investment activities.

In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

MANAGEMENT-RELATED EXPENSES. In addition to the management fee payable to FMR and the fees payable to the transfer, dividend disbursing, and shareholder servicing agent, and pricing and bookkeeping agent each fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. Each fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor and non-interested Trustees. Each fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each fund's transfer agent agreement, the transfer agent bears the costs of providing these services to existing shareholders of the applicable classes. Other expenses paid by each fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

MANAGEMENT FEES. For the services of FMR under each management contract, each fund pays FMR a monthly management fee at the annual rate of 0.20% of the fund's average net assets throughout the month.

The following table shows the amount of management fees paid by each fund to FMR for the past three fiscal years.


Fund                     Fiscal Years Ended March 31  Management Fees Paid to FMR

Treasury Only Portfolio  1999                         $

                         1998                         $

                         1997                         $

Treasury Portfolio       1999                         $

                         1998                         $

                         1997                         $

Government Portfolio     1999                         $

                         1998                         $

                         1997                         $

Domestic Portfolio       1999                         $

                         1998                         $

                         1997                         $

Money Market Portfolio   1999                         $

                         1998                         $

                         1997                         $

Tax-Exempt Portfolio     1999                         $

                         1998                         $

                         1997                         $



FMR may, from time to time, voluntarily reimburse all or a portion of a class's operating expenses (exclusive of interest, taxes, brokerage commissions, and extraordinary expenses). FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements by FMR will increase a class's returns and yield, and repayment of the reimbursement by a class will lower its returns and yield.

During the past three fiscal years, FMR voluntarily agreed to
reimburse    Class I, Class II and Class III     if and to the extent
that its aggregate operating expenses, including management fees but excluding any applicable 12b-1 fees, were in excess of an annual rate of its average net assets. For the fiscal years ended March 31,
   1999    , 1998, and 1997, management fees incurred under the fund's
contract prior to reimbursement amounted to $   _________    ,
$   ___________    , and $   _________    , respectively (after
reduction for compensation to the non-interested Trustees), and
management fees reimbursed by FMR amounted to $   _________,
$___________    , and $   _________    , respectively.


                Aggregate Operating Expense  Fiscal Years Ended March 31  Management Fee Before  Amount of  Management Fee
                Limitation                                                Reimbursement          Reimbursement

Treasury Only
Portfolio        %                           1999                         $ [*]                  $

Treasury
Portfolio        %                           1999                         $ [*]                  $

Government
Portfolio        %                           1999                         $ [*]                  $

Domestic
Portfolio        %                           1999                         $ [*]                  $

Money Market
Portfolio        %                           1999                         $ [*]                  $

Tax-Exempt
Portfolio        %                           1999                         $ [*]                  $



SUB-ADVISER. FMR has entered into a sub-advisory agreement with FIMM pursuant to which FIMM has primary responsibility for choosing investments for the funds. Previously, FMR Texas Inc. (FMR Texas) had primary responsibility for providing investment management services to the funds. On January 23, 1998, FMR Texas was merged into FIMM, which succeeded to the operations of FMR Texas.

Under the terms of the sub-advisory agreement, FMR pays FIMM fees equal to 50% of the management fee payable to FMR under its management contract with each fund. The fees paid to FIMM are not reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time.

Fees paid to FMR Texas and FIMM by FMR on behalf of the funds for the past three fiscal years are shown in the table below.


Fund                     Fiscal Year Ended March 31  Fees Paid to FMR Texas  Fees Paid to FIMM

Treasury Only Portfolio  1999                        $                       $

                         1998                        $                       $

                         1997                        $                       $

Treasury Portfolio       1999                        $                       $

                         1998                        $                       $

                         1997                        $                       $

Government Portfolio     1999                        $                       $

                         1998                        $                       $

                         1997                        $                       $

Domestic Portfolio       1999                        $                       $

                         1998                        $                       $

                         1997                        $                       $

Money Market Portfolio   1999                        $                       $

                         1998                        $                       $

                         1997                        $                       $

Tax-Exempt Portfolio     1999                        $                       $

                         1998                        $                       $

                         1997                        $                       $



DISTRIBUTION SERVICES

   Each fund has entered into a distribution agreement with FDC, an affiliate of FMR. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the fund, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.

The Trustees have approved a Distribution and Service Plan on behalf of Class I, Class II and Class III of each fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow Class I, Class II and Class III and FMR to incur certain expenses that might be considered to constitute direct or indirect payment by the funds of distribution expenses.

Pursuant to the Class II Plan for each fund, FDC is paid a monthly 12b-1 fee at an annual rate of 0.15% of Class II's average net assets determined at the close of business on each day throughout the month.

   Currently, FDC may reallow to intermediaries (such as banks, broker-dealers and other service-providers) up to the full amount of 12b-1 fees paid by Class II for providing services intended to result in the sale of Class II shares and/or shareholder support services.

Pursuant to the Class III Plan for each fund, FDC is paid a monthly 12b-1 fee at an annual rate of 0.25% of Class III's average net assets determined at the close of business on each day throughout the month.

   Currently, FDC may reallow to intermediaries (such as banks, broker-dealers and other service-providers) up to the full amount of 12b-1 fees paid by Class III for providing services intended to result in the sale of Class III shares and/or shareholder support services.

   For Class II of each fund, the chart below shows the fees paid to FDC, the amounts paid to intermediaries and the fees retained by FDC for the fiscal year ended March 31, 1999.


Fund                     Fees paid to FDC  Fees retained by FDC  Fees paid to Intermediaries

Treasury Only Portfolio  $                 $ [*]                 $

Treasury Portfolio       $                 $ [*]                 $

Government Portfolio     $                 $ [*]                 $

Domestic Portfolio       $                 $ [*]                 $

Money Market Portfolio   $                 $ [*]                 $

Tax-Exempt Portfolio     $                 $ [*]                 $



   For Class III of each fund, the chart below shows the fees paid to FDC, the amounts paid to intermediaries and the fees retained by FDC for the fiscal year ended March 31, 1999.


Fund                     Fees paid to FDC  Fees retained by FDC  Fees paid to Intermediaries

Treasury Only Portfolio  $                 $ [*]                 $

Treasury Portfolio       $                 $ [*]                 $

Government Portfolio     $                 $ [*]                 $

Domestic Portfolio       $                 $ [*]                 $

Money Market Portfolio   $                 $ [*]                 $

Tax-Exempt Portfolio     $                 $ [*]                 $



* Amounts retained by FDC represent fees paid to FDC but not yet reallowed to intermediaries as of the close of the period reported and fees paid to FDC that are not eligible to be reallowed to intermediaries. Amounts not eligible for reallowance are retained by FDC for use in its capacity as distributor.

Under Class I Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. The Class I Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class I shares and/or shareholder support services. In addition, the Class I Plan provides that FMR, directly or through FDC, may pay intermediaries, such as banks, broker-dealers and other service-providers, that provide those services. Currently, the Board of Trustees has authorized such
payments for Class I shares    of each fund    .

Under Class II and Class III Plans, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plans. Class II and Class III Plans specifically recognize that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class II and Class III shares and/or shareholder support services, including payments made to intermediaries that provide those services. Currently, the Board of Trustees has authorized such payments for
Class II and Class III shares    of each fund    .

   [Payments made by FMR either directly or through FDC to intermediaries for the fiscal year ended 1999 amounted to $______ for Class I $______ for Class II and $______ for Class III.

   [FMR made no payments either directly or through FDC to intermediaries for the fiscal year ended 1999.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the applicable class of the fund and its shareholders . In particular, the Trustees noted that the Class I Plan does not authorize payments by Class I of the fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of shares of the applicable class, additional sales of fund shares or stabilization of cash flows may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.

Each Class II and Class III Plan does not provide for specific payments by Class II and Class III of any of the expenses of FDC, or obligate FDC or FMR to perform any specific type or level of distribution activities or incur any specific level of expense in connection with distribution activities.

The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, FDC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the funds might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.

Each fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.

TRANSFER AND SERVICE AGENT AGREEMENTS

Each class of Treasury Only Portfolio, Treasury Portfolio, Government
Portfolio, Domestic Portfolio   ,     and Money Market Portfolio has
entered into a transfer agent agreement with FIIOC, an affiliate of FMR. Under the terms of the agreements, FIIOC performs transfer agency, dividend disbursing, and shareholder services for each class of each fund.

Each class of Tax-Exempt Portfolio has entered into a transfer agent agreement with UMB, which is located at 1010 Grand Avenue, Kansas City, Missouri. Under the terms of the agreements, UMB provides transfer agency, dividend disbursing, and shareholder services for each class of the fund. UMB in turn has entered into a sub-transfer agent agreement with FIIOC. Under the terms of the sub-agreement, FIIOC performs all processing activities associated with providing these services for each class of the fund and receives all related transfer agency fees paid to UMB.

For providing transfer agency services, FIIOC receives an asset-based fee paid monthly with respect to each account in a fund.

FIIOC pays out-of-pocket expenses associated with providing transfer agent services. In addition, FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Each of    Treasury Only Portfolio, Treasury Portfolio, Government
Portfolio, Domestic Portfolio, and Money Market Portfolio (the taxable
funds)     has also entered into a service agent agreement with FSC.
Under the terms of the agreements, FSC calculates the NAV and dividends for each class of each fund and maintains each fund's portfolio and general accounting records.

Tax-Exempt Portfolio has also entered into a service agent agreement with UMB. Under the terms of the agreement, UMB provides pricing and bookkeeping services for the fund. UMB in turn has entered into a sub-service agent agreement with FSC . Under the terms of the sub-agreement, FSC performs all processing activities associated with providing these services, including calculating the NAV and dividends for each class of the fund and maintaining the fund's portfolio and general accounting records, and receives all related pricing and bookkeeping fees paid to UMB.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the
month   .

   The annual rates for pricing and bookkeeping services for the funds are 0.0150% of the first $500 million of average net assets, 0.0075% of average net assets between $500 million and $10 billion, and 0.0010% of average net assets in excess of $10 billion. The fee, not including reimbursement for out-of-pocket expenses, is limited to a minimum of $40,000 per year.

Pricing and bookkeeping fees, including reimbursement for out-of-pocket expenses, paid by the funds to FSC for the past three fiscal years are shown in the table below.

Fund                     1999  1998  1997

Treasury Only Portfolio  $     $     $

Treasury Portfolio       $     $     $

Government Portfolio     $     $     $

Domestic Portfolio       $     $     $

Money Market Portfolio   $     $     $

Tax-Exempt Portfolio     $     $     $


DESCRIPTION OF THE TRUST

TRUST ORGANIZATION. Each fund is a fund of Colchester Street Trust, an
open-end management investment company organized as a    Delaware
business trust on June 20, 1991.On May 29, 1998, Colchester Street Trust changed its name from Fidelity Institutional Cash Portfolios to Colchester Street Trust. On May 29, 1998, each fund changed its name from Treasury Only, Treasury, Government, Domestic, Money Market and Tax-Exempt to Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, Money Market Portfolio and Tax-Exempt Portfolio, respectively. Currently, there are six funds of Colchester Street Trust: Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, Money Market Portfolio and Tax-Exempt Portfolio. The Trust Instrument permits the Trustees to create additional funds.

The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and
constitute the underlying assets of such fund.    The underlying
assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the trust shall be allocated between or among any one or more of the funds or classes.

   SHAREHOLDER LIABILITY.     The trust is a business trust organized
under Delaware law. Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the
trust   . The Trust Instrument provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Trust Instrument further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

   The Trust Instrument provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Trust Instrument also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and a fund is unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is extremely remote. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.

VOTING RIGHTS. Each fund's capital consists of shares of beneficial interest. As a shareholder, you are entitled to one vote for each
dollar of net asset value you own.    The voting rights of
shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund and by class

The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading
"Shareholder Liability" above.

The trust or any of its funds may be terminated upon the sale of its assets to another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by a vote of shareholders. In the
event of the dissolution or liquidation of the trust,    shareholders
of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund, shareholders of that fund are entitled to receive the underlying assets of the fund available for distribution.

   Under the Trust Instrument, the Trustees may, without shareholder vote, in order to change the form of organization of the trust cause the trust to merge or consolidate with one or more trusts, partnerships, associations, limited liability companies or corporations, as long as the surviving entity is an open-end
management investment company   ,     or is a fund thereof, that will
succeed to or assume the trust's registration statement, or cause the trust to incorporate under Delaware law.

CUSTODIAN.    The Bank of New York, 110 Washington Street, New York,
New York, is custodian of the assets of the taxable funds. UMB Bank, n.a., 1010 Grand Avenue, Kansas City, Missouri, is custodian of the assets of Tax-Exempt Portfolio. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies.

FMR, its officers and directors, its affiliated companies, and members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

AUDITOR.    _________________________    , One Post Office Square,
Boston, Massachusetts serves as the trust's independent accountant.
   The auditor examines financial statements for the funds and provides other audit, tax, and related services.

FINANCIAL STATEMENTS

Each fund's financial statements and financial highlights for the
fiscal year ended March 31,    1999, and report(s) of the auditor, are
included in the funds' Annual Report and are incorporated herein by reference.

APPENDIX

   Fidelity Investments & (Pyramid) Design, Fidelity, Fidelity
Investments and Magellan are registered trademarks of FMR.

   THE THIRD PARTY MARKS APPEARING ABOVE ARE THE MARKS OF THEIR
RESPECTIVE OWNERS.

Colchester Street Trust

PART C.  OTHER INFORMATION

Item 23. Exhibits

(a) (1) Trust Instrument, dated June 20, 1991, is incorporated herein by reference to Exhibit 1(a) to Post-Effective Amendment No. 26.
    (2) Certificate of Trust, dated June 20, 1991, is incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 26.
    (3) Certificate of Amendment of Fidelity Government Securities Fund to Fidelity Institutional Cash Portfolios II, dated May 28, 1993, is incorporated herein by reference to Exhibit 1(c) to Post-Effective Amendment No. 26.
    (4) Certificate of Amendment of Fidelity Institutional Cash Portfolios II to Fidelity Institutional Cash Portfolios, dated May 28, 1993, is incorporated herein by reference to Exhibit 1(d) to Post-Effective Amendment No. 26.
    (5) Supplement to Trust Instrument of Fidelity Institutional Cash Portfolios, dated March 31, 1997, is incorporated herein by reference to Exhibit 1(e) to Post-Effective Amendment No. 35.
    (6) Supplement to Trust Instrument of Fidelity Institutional Cash Portfolios, dated January 26, 1998, is incorporated herein by reference to Exhibit 1(f) of Post-Effective Amendment No. 36.
(b) Bylaws of the Trust effective May 19, 1994, are incorporated herein by reference to Exhibit 2(a) of Union Street Trust II's (File No. 33-43757) Post-Effective Amendment No. 10.
(c)     Not applicable.
(d) (1) Management Contract between Fidelity Institutional Cash Portfolios (currently Colchester Street Trust) on behalf of Money Market Portfolio and Fidelity Management & Research Company, dated May 30, 1993, is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 26.
    (2) Management Contract between Fidelity Institutional Cash Portfolios (currently Colchester Street Trust) on behalf of U.S. Government Portfolio (currently Government Portfolio) and Fidelity Management & Research Company, dated May 30, 1993, is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 26.
    (3) Management Contract between Fidelity Institutional Cash Portfolios (currently Colchester Street Trust) on behalf of U.S. Treasury Portfolio II (currently Treasury Portfolio) and Fidelity Management & Research Company, dated May 30, 1993, is incorporated herein by reference to Exhibit 5(d) of Post-Effective Amendment No. 26.
    (4) Management Contract between Fidelity Institutional Cash Portfolios (currently Colchester Street Trust) on behalf of Domestic Money Market Portfolio (currently Domestic Portfolio) and Fidelity Management & Research Company, dated May 30, 1993, is incorporated herein by reference to Exhibit 5(e) of Post-Effective Amendment No. 26.
    (5) Management Contract between Fidelity Institutional Cash Portfolios (currently Colchester Street Trust) on behalf of Treasury Only Portfolio and Fidelity Management & Research Company, dated May 30, 1997, is incorporated herein by reference to Exhibit 5(j) of Post-Effective Amendment No. 36.
    (6) Management Contract between Colchester Street Trust on behalf of Tax-Exempt Portfolio and Fidelity Management & Research Company, dated May 29, 1998, is incorporated herein by reference to Exhibit 5(m) of Post-Effective Amendment No. 37.
    (7) Sub-Advisory agreement between Fidelity Management & Research Company on behalf of Fidelity Institutional Cash Portfolios (currently Colchester Street Trust) on behalf of U.S. Treasury Portfolio II (currently Treasury Portfolio) and FMR Texas Inc., dated May 30, 1993, is incorporated herein by reference to Exhibit 5(g) of Post-Effective Amendment No. 26.
    (8) Sub-Advisory agreement between Fidelity Management & Research Company on behalf of Fidelity Institutional Cash Portfolios (currently Colchester Street Trust) on behalf of U.S. Government Portfolio (currently Government Portfolio) and FMR Texas Inc., dated May 30, 1993, is incorporated herein by reference to Exhibit 5(h) of Post-Effective Amendment No. 26.
    (9) Sub-Advisory agreement between Fidelity Management & Research Company on behalf of Fidelity Institutional Cash Portfolios (currently Colchester Street Trust) on behalf of Domestic Money Market Portfolio (currently Domestic Portfolio) and FMR Texas Inc., dated May 30, 1993, is incorporated herein by reference to Exhibit 5(i) of Post-Effective Amendment No. 26.
   (10) Sub-Advisory agreement between Fidelity Management & Research Company on behalf of Fidelity Institutional Cash Portfolios (currently Colchester Street Trust) on behalf of Money Market Portfolio and FMR Texas Inc., dated May 30, 1993, is incorporated herein by reference to Exhibit 5(j) of Post-Effective Amendment No. 26.
   (11) Sub-Advisory agreement between Fidelity Management & Research Company on behalf of Fidelity Institutional Cash Portfolios (currently Colchester Street Trust) on behalf of Treasury Only (currently Treasury Only Portfolio) and FMR Texas Inc., dated May 30, 1997, is incorporated herein by reference to Exhibit 5(i) of Post-Effective Amendment No. 36.
   (12) Form of Sub-Advisory Agreement between Fidelity Management & Research Company on behalf of Colchester Street Trust on behalf of Tax-Exempt Portfolio and Fidelity Investments Money Management, Inc. is filed herein as Exhibit d(12).
 (e)(1) General Distribution Agreement between Fidelity Institutional Cash Portfolios (currently Colchester Street Trust) on behalf of U.S. Treasury Portfolio II (currently Treasury Portfolio) and Fidelity Distributors Corporation, dated May 30, 1993, is incorporated herein by reference to Exhibit 6(b) of Post-Effective Amendment No. 26.
    (2) General Distribution Agreement between Fidelity Institutional Cash Portfolios (currently Colchester Street Trust) on behalf of U.S. Government Portfolio (currently Government Portfolio) and Fidelity Distributors Corporation, dated May 30, 1993, is incorporated herein by reference to Exhibit 6(c) of Post-Effective Amendment No. 26.
    (3) General Distribution Agreement between Fidelity Institutional Cash Portfolios (currently Colchester Street Trust) on behalf of Domestic Money Market Portfolio (currently Domestic Portfolio) and Fidelity Distributors Corporation, dated May 30, 1993, is incorporated herein by reference to Exhibit 6(d) of Post-Effective Amendment No. 26.
    (4) General Distribution Agreement between Fidelity Institutional Cash Portfolios (currently Colchester Street Trust) on behalf of Money Market Portfolio and Fidelity Distributors Corporation, dated May 30, 1993, is incorporated herein by reference to Exhibit 6(e) of Post-Effective Amendment No. 26.
    (5) Form of General Distribution Agreement between Colchester Street Trust on behalf of Tax-Exempt Portfolio is filed herein as Exhibit e(5).
    (6) Form of General Distribution Agreement between Colchester Street Trust on behalf of Treasury Only Portfolio is filed herein as Exhibit e(6).
    (7) Specimen of Service Contract between Fidelity Distributors Corporation and "Qualified Recipients" with respect to Fidelity Institutional Money Market Funds is incorporated herein by reference to Exhibit 6(e) of Post-Effective Amendment No. 32.
    (8) Specimen of Service Contract (Administrative and Recordkeeping Services Only) between Fidelity Distributors Corporation and "Qualified Recipients" with respect to Fidelity Institutional Money Market Funds is incorporated herein by reference to
        Exhibit 6(f) of Post-Effective Amendment No. 32.
    (9) Form of Bank Agency Agreement (most recently revised January,
        1997) is filed herein as Exhibit e(9).
   (10) Form of Selling Dealer Agreement for Bank Related Transactions (most recently revised January 1997) is filed herein as Exhibit e(10).
   (11) Form of Selling Dealer Agreement (most recently revised January 1997) is filed herein as Exhibit e(11).
   (12) Amendments to the General Distribution Agreement between the Registrant and Fidelity Distributors Corporation, dated March 14, 1996 and July 15, 1996, are incorporated herein by reference to Exhibit 6(a) of Fidelity Court Street Trust's Post-Effective Amendment No. 61 (File No. 2-58774).
   (13) Amendments to the General Distribution Agreement between the Registrant and Fidelity Distributors Corporation, dated October 1, 1996, is incorporated herein by reference to
        Exhibit 6(g) of Daily Money Fund's Post-Effective Amendment No. 40 (File No. 2-77909).
(f) (1) Retirement Plan for Non-Interested Person Trustees, Directors or General Partners, as amended on November 16, 1995, is incorporated herein by reference to Exhibit 7(a) of Fidelity Select Portfolio's (File No. 2-69972) Post-Effective Amendment No. 54.(1)
    (2) The Fee Deferral Plan for Non-Interested Person Directors and Trustees of the Fidelity Funds, effective as of September 14, 1995 and amended through November 14, 1996, is incorporated herein by reference to Exhibit 7(b) of Fidelity Aberdeen Street Trust's (File No. 33-43529) Post-Effective Amendment No. 19.
(g) (1) Custodian Agreement and Appendix C, dated December 1, 1994, between The Bank of New York and Colchester Street Trust on behalf of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio and Money Market Portfolio, are incorporated herein by reference to Exhibit 8(a) of Fidelity Hereford Street Trust's (File No. 33-52577) Post-Effective Amendment No. 4.
    (2) Appendix A, dated September 17, 1998, to the Custodian Agreement, dated December 1, 1994, between The Bank of New York and Colchester Street Trust on behalf of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio and Money Market Portfolio, is incorporated herein by reference to Exhibit g(2) of Fidelity Concord Street Trust's (File No. 33-15983) Post-Effective Amendment No. 31.
    (3) Appendix B, dated December 17, 1998, to the Custodian Agreement, dated December 1, 1994, between The Bank of New York and Colchester Street Trust on behalf of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio and Money Market Portfolio, is incorporated herein by reference to Exhibit g(3) of Fidelity Concord Street Trust's (File No. 33-15983) Post-Effective Amendment No. 31.
    (4) Custodian Agreement, Appendix B, and Appendix C, dated December 1, 1994, between UMB Bank, n.a. and Colchester Street Trust on behalf of Tax-Exempt Portfolio, are incorporated herein by reference to Exhibit 8 of Fidelity California Municipal Trust's (File No. 2-83367) Post-Effective Amendment No. 28.
    (5) Appendix A, dated September 17, 1998, to the Custodian Agreement, dated December 1, 1994, between UMB Bank, n.a. and Colchester Street Trust on behalf of Tax-Exempt Portfolio, is incorporated herein by reference to Exhibit g(2) of Fidelity Municipal Trust II's (File No. 33-43986) Post-Effective Amendment No. 20.
    (6) Fidelity Group Repo Custodian Agreement among The Bank of New York, J. P. Morgan Securities, Inc., and Colchester Street Trust on behalf of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, and Money Market Portfolio, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(d) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
    (7) Schedule 1 to the Fidelity Group Repo Custodian Agreement between The Bank of New York and Colchester Street Trust on behalf of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, and Money Market Portfolio, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(e) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
    (8) Fidelity Group Repo Custodian Agreement among Chemical Bank, Greenwich Capital Markets, Inc., and Colchester Street Trust on behalf of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, and Money Market Portfolio, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(f) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
    (9) Schedule 1 to the Fidelity Group Repo Custodian Agreement between Chemical Bank and Colchester Street Trust on behalf of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, and Money Market Portfolio, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(g) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
   (10) Joint Trading Account Custody Agreement between The Bank of New York and Colchester Street Trust on behalf of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, and Money Market Portfolio, dated May 11, 1995, is incorporated herein by reference to Exhibit 8(h) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
   (11) First Amendment to Joint Trading Account Custody Agreement between The Bank of New York and Colchester Street Trust on behalf of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, and Money Market Portfolio, dated July 14, 1995, is incorporated herein by reference to Exhibit 8(i) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
(h)     Not applicable.
(i)     Not applicable.
(j)     Not applicable.
(k)     Not applicable.
(l)     Not applicable.
(m) (1) Distribution and Service Plan pursuant to Rule 12b-1, for Fidelity Institutional Cash Portfolios (currently Colchester Street Trust) on behalf of Money Market (currently Money Market Portfolio), is incorporated herein by reference to
        Exhibit 15(a) of Post-Effective Amendment No. 35.
    (2) Distribution and Service Plan pursuant to Rule 12b-1, for Fidelity Institutional Cash Portfolios (currently Colchester Street Trust) on behalf of Government (currently Government Portfolio), is incorporated herein by reference to Exhibit 15(b) of Post-Effective Amendment No. 35.
    (3) Distribution and Service Plan pursuant to Rule 12b-1, for Fidelity Institutional Cash Portfolios (currently Colchester Street Trust) on behalf of Treasury (currently Treasury Portfolio), is incorporated herein by reference to Exhibit 15(c) of Post-Effective Amendment No. 35.
    (4) Distribution and Service Plan pursuant to Rule 12b-1, for Fidelity Institutional Cash Portfolios (currently Colchester Street Trust) on behalf of Domestic (currently Domestic Portfolio), is incorporated herein by reference to Exhibit 15(d) of Post-Effective Amendment No. 35.
    (5) Distribution and Service Plan pursuant to Rule 12b-1, for Fidelity Institutional Cash Portfolios (currently Colchester Street Trust) on behalf of Treasury Only (currently Treasury Only Portfolio), is incorporated herein by reference to
        Exhibit 15(m) of Post-Effective Amendment 35.
    (6) Distribution and Service Plan pursuant to Rule 12b-1, for Colchester Street Trust on behalf of Tax-Exempt Portfolio is incorporated herein by reference to Exhibit 15(s) of Post-Effective Amendment 37.
    (7) Distribution and Service Plan pursuant to Rule 12b-1, for Fidelity Institutional Cash Portfolios (currently Colchester Street Trust) on behalf of Money Market Class II (currently Money Market Portfolio Class II), is incorporated herein by reference to Exhibit 15(e) of Post-Effective Amendment No. 35.
    (8) Distribution and Service Plan pursuant to Rule 12b-1, for Fidelity Institutional Cash Portfolios (currently Colchester Street Trust) on behalf of Government Class II (currently Government Portfolio Class II), is incorporated herein by reference to Exhibit 15(f) of Post-Effective Amendment No. 35.
    (9) Distribution and Service Plan pursuant to Rule 12b-1, for Fidelity Institutional Cash Portfolios (currently Colchester Street Trust) on behalf of Treasury Class II (currently Treasury Portfolio Class II), is incorporated herein by reference to Exhibit 15(g) of Post-Effective Amendment No. 35.
   (10) Distribution and Service Plan pursuant to Rule 12b-1, for Fidelity Institutional Cash Portfolios (currently Colchester Street Trust) on behalf of Domestic Class II (currently Domestic Portfolio Class II), is incorporated herein by reference to Exhibit 15(h) of Post-Effective Amendment No. 35.
   (11) Distribution and Service Plan pursuant to Rule 12b-1, for Fidelity Institutional Cash Portfolios (currently Colchester Street Trust) on behalf of Treasury Only Class II (currently Treasury Only Portfolio Class II), is incorporated herein by reference to Exhibit 15(n) of Post-Effective Amendment 35.
   (12) Distribution and Service Plan pursuant to Rule 12b-1, for Colchester Street Trust on behalf of Tax-Exempt Portfolio Class II, is incorporated herein by reference to Exhibit 15(t) of Post-Effective Amendment 37.
   (13) Distribution and Service Plan pursuant to Rule 12b-1, for Fidelity Institutional Cash Portfolios (currently Colchester Street Trust) on behalf of Money Market Class III (currently Money Market Portfolio Class III), is incorporated herein by reference to Exhibit 15(i) of Post-Effective Amendment No. 35.
   (14) Distribution and Service Plan pursuant to Rule 12b-1, for Fidelity Institutional Cash Portfolios (currently Colchester Street Trust) on behalf of Government Class III (currently Government Portfolio Class III), is incorporated herein by reference to Exhibit 15(j) of Post-Effective Amendment No. 35.
   (15) Distribution and Service Plan pursuant to Rule 12b-1, for Fidelity Institutional Cash Portfolios (currently Colchester Street Trust) on behalf of Treasury Class III (currently Treasury Portfolio Class III), is incorporated herein by reference to Exhibit 15(k) of Post-Effective Amendment No. 35.
   (16) Distribution and Service Plan pursuant to Rule 12b-1, for Fidelity Institutional Cash Portfolios (currently Colchester Street Trust) on behalf of Domestic Class III (currently Domestic Portfolio Class III), is incorporated herein by reference to Exhibit 15(l) of Post-Effective Amendment No. 35.
   (17) Distribution and Service Plan pursuant to Rule 12b-1, for Fidelity Institutional cash Portfolios (currently Colchester Street Trust) on behalf of Treasury Only Class III (currently Treasury Only Portfolio Class III), is incorporated herein by reference to Exhibit 15(o) of Post-Effective Amendment 35.
   (18) Distribution and Service Plan pursuant to Rule 12b-1, for Colchester Street Trust on behalf of Tax-Exempt Portfolio Class III, is incorporated herein by reference to Exhibit 15(u) of Post-Effective Amendment 37.
(n)     Not applicable.
(o) (1) A Multiple Class of Shares Plan for Fidelity Institutional Money Market Funds, dated March 19, 1998, is incorporated herein by reference to Exhibit 18(a) of Post-Effective Amendment 37.
    (2) Schedule I, March 19, 1998, to the Multiple Class of Shares Plan for Fidelity Institutional Money Market Funds, dated March 19, 1998, is incorporated herein by reference to Exhibit 18(b) of Post-Effective Amendment 37.

Item 24. Trusts Controlled by or under Common Control with this Trust

 The Board of Trustees of the Trust is the same as the board of other Fidelity funds, each of which has Fidelity Management & Research Company, or an affiliate, as its investment adviser. In addition, the officers of the Trust are substantially identical to those of the other Fidelity funds. Nonetheless, the Trust takes the position that it is not under common control with other Fidelity funds because the power residing in the respective boards and officers arises as the result of an official position with the respective trusts.

Item 25. Indemnification

 Pursuant to Del. Code Ann. title 12 (sub-section) 3817, a Delaware business trust may provide in its governing instrument for the indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article X, Section 10.02 of the Trust Instrument sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Trust Instrument, that the officer or trustee did not engage in disabling conduct.

 Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

 Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

 (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC's performance under the Transfer Agency Agreement; or

 (2) any claim, demand, action or suit (except to the extent contributed to by FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC's acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

 Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed sub-transfer agent, the Transfer Agent agrees to indemnify FIIOC for FIIOC's losses, claims, damages, liabilities and expenses (including reasonable counsel fees and expenses) (losses) to the extent that the Transfer Agent is entitled to and receives indemnification from the Fund for the same events. Under the Transfer Agency Agreement, the Trust agrees to indemnify and hold the Transfer Agent harmless against any losses, claims, damages, liabilities, or expenses (including reasonable counsel fees and expenses) resulting from:

 (1) any claim, demand, action or suit brought by any person other than the Trust, including by a shareholder which names the Transfer Agent and/or the Trust as a party and is not based on and does not result from the Transfer Agent's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with the Transfer Agent's performance under the Transfer Agency Agreement; or

 (2) any claim, demand, action or suit (except to the extent contributed to by the Transfer Agent's willful misfeasance, bad faith or negligence or reckless disregard of its duties) which results from the negligence of the Trust, or from the Transfer Agent's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Trust, or as a result of the Transfer Agent's acting in reliance upon advice reasonably believed by the Transfer Agent to have been given by counsel for the Trust, or as a result of the Transfer Agent's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Item 26. Business and Other Connections of Investment AdviserS

 (1)  FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)
      82 Devonshire Street, Boston, MA 02109

 FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d       Chairman of the Board and
                           Director of FMR; President
                           and Chief Executive Officer
                           of FMR Corp.; Chairman of
                           the Board and Director of
                           FMR Corp., Fidelity
                           Investments Money
                           Management, Inc. (FIMM),
                           Fidelity Management &
                           Research (U.K.) Inc. (FMR
                           U.K.), and Fidelity
                           Management & Research (Far
                           East) Inc. (FMR Far East);
                           Chairman of the Executive
                           Committee of FMR; Director
                           of Fidelity Investments
                           Japan Limited (FIJ);
                           President and Trustee of
                           funds advised by FMR.



Robert C. Pozen            President and Director of
                           FMR; Senior Vice President
                           and Trustee of funds advised
                           by FMR; President and
                           Director of FIMM, FMR U.K.,
                           and FMR Far East;
                           Previously, General Counsel,
                           Managing Director, and
                           Senior Vice President of FMR
                           Corp.



Peter S. Lynch             Vice Chairman of the Board
                           and Director of FMR.



John H. Carlson            Vice President of FMR and of
                           funds advised by FMR.



Dwight D. Churchill        Senior Vice President of FMR
                           and Vice President of Bond
                           Funds advised by FMR; Vice
                           President of FIMM.



Brian Clancy               Vice President of FMR and
                           Treasurer of FMR, FIMM, FMR
                           U.K., and FMR Far East.



Barry Coffman              Vice President of FMR.



Arieh Coll                 Vice President of FMR.



Frederic G. Corneel        Tax Counsel of FMR.



Stephen G. Manning         Assistant Treasurer of FMR,
                           FIMM, FMR U.K., FMR Far
                           East; Vice President and
                           Treasurer of FMR Corp.;
                           Treasurer of Strategic
                           Advisers, Inc.



William Danoff             Senior Vice President of FMR
                           and Vice President of a fund
                           advised by FMR.



Scott E. DeSano            Vice President of FMR.



Penelope Dobkin            Vice President of FMR and of
                           a fund advised by FMR.



Walter C. Donovan          Vice President of FMR.



Bettina Doulton            Vice President of FMR and of
                           funds advised by FMR.



Margaret L. Eagle          Vice President of FMR and of
                           funds advised by FMR.



William R. Ebsworth        Vice President of FMR.



Richard B. Fentin          Senior Vice President of FMR
                           and Vice President of a fund
                           advised by FMR.



Gregory Fraser             Vice President of FMR and of
                           a fund advised by FMR.



Jay Freedman               Assistant Clerk of FMR; Clerk
                           of FMR Corp., FMR U.K., FMR
                           Far East, and Strategic
                           Advisers, Inc.; Secretary of
                           FIMM; Associate General
                           Counsel FMR Corp.



David L. Glancy            Vice President of FMR and of
                           a fund advised by FMR.



Barry A. Greenfield        Vice President of FMR and of
                           a fund advised by FMR.



Boyce I. Greer             Senior Vice President of FMR
                           and Vice President of Money
                           Market Funds advised by FMR;
                           Vice President of FIMM.



Bart A. Grenier            Senior Vice President of FMR;
                           Vice President of
                           High-Income Funds advised by
                           FMR.



Robert J. Haber            Vice President of FMR.



Richard C. Habermann       Senior Vice President of FMR;
                           Vice President of funds
                           advised by FMR.



Fred L. Henning Jr.        Senior Vice President of FMR
                           and Vice President of
                           Fixed-Income Funds advised
                           by FMR.



Bruce T. Herring           Vice President of FMR.



Robert F. Hill             Vice President of FMR;
                           Director of Technical
                           Research.



Abigail P. Johnson         Senior Vice President of FMR
                           and Vice President of funds
                           advised by FMR;  Director of
                           FMR Corp.; Associate
                           Director and Senior Vice
                           President of Equity Funds
                           advised by FMR.



David B. Jones             Vice President of FMR.



Steven Kaye                Senior Vice President of FMR
                           and of a fund advised by FMR.



Francis V. Knox            Vice President of FMR;
                           Compliance Officer of FMR
                           U.K. and FMR Far East.



Harris Leviton             Vice President of FMR and of
                           a fund advised by FMR.



Bradford E. Lewis          Vice President of FMR and of
                           funds advised by FMR.



Richard R. Mace Jr.        Vice President of FMR and of
                           funds advised by FMR.



Charles A. Mangum          Vice President of FMR and of
                           a fund advised by FMR.



Kevin McCarey              Vice President of FMR and of
                           a fund advised by FMR.



Neal P. Miller             Vice President of FMR.



Jacques Perold             Vice President of FMR.



Alan Radlo                 Vice President of FMR.



Eric D. Roiter             Vice President and General
                           Counsel and Clerk of FMR and
                           Secretary of funds advised
                           by FMR.



Lee H. Sandwen             Vice President of FMR.



Patricia A. Satterthwaite  Vice President of FMR and of
                           a fund advised by FMR.



Fergus Shiel               Vice President of FMR.



Richard A. Silver          Vice President of FMR.



Carol A. Smith-Fachetti    Vice President of FMR.



Steven J. Snider           Vice President of FMR and of
                           funds advised by FMR.



Thomas T. Soviero          Vice President of FMR and of
                           a fund advised by FMR.



Richard Spillane           Senior Vice President of FMR;
                           Associate Director and
                           Senior Vice President of
                           Equity Funds advised by FMR;
                           Previously, Senior Vice
                           President and Director of
                           Operations and Compliance of
                           FMR U.K.



Thomas M. Sprague          Vice President of FMR and of
                           funds advised by FMR.



Robert E. Stansky          Senior Vice President of FMR
                           and Vice President of a fund
                           advised by FMR.



Scott D. Stewart           Vice President of FMR.



Thomas Sweeney             Vice President of FMR.



Beth F. Terrana            Senior Vice President of FMR
                           and Vice President of a fund
                           advised by FMR.



Yoko Tilley                Vice President of FMR.



Joel C. Tillinghast        Vice President of FMR and of
                           a fund advised by FMR.



Robert Tuckett             Vice President of FMR.



Jennifer Uhrig             Vice President of FMR and of
                           funds advised by FMR.



George A. Vanderheiden     Senior Vice President of FMR
                           and Vice President of funds
                           advised by FMR; Director of
                           FMR Corp.



Steven S. Wymer            Vice President of FMR and of
                           a fund advised by FMR.






(4)  FIDELITY INVESTMENTS MONEY MANAGEMENT, INC. (FIMM)
     Contra Way, Merrimack, NH 03054

 FIMM provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d    Chairman of the Board and
                        Director of FIMM, FMR, FMR
                        Corp., FMR Far East, and FMR
                        U.K.; Chairman of the
                        Executive Committee of FMR;
                        President and Chief
                        Executive Officer of FMR
                        Corp.; Director of Fidelity
                        Investments Japan Limited
                        (FIJ); President and Trustee
                        of funds advised by FMR.



Robert C. Pozen         President and Director of
                        FIMM; Senior Vice President
                        and Trustee of funds advised
                        by FMR; President and
                        Director of FMR, FMR U.K.,
                        and FMR Far East;
                        Previously, General Counsel,
                        Managing Director, and
                        Senior Vice President of FMR
                        Corp.



Fred L. Henning Jr.     Senior Vice President of
                        FIMM; Senior Vice President
                        of FMR and Vice President of
                        Fixed-Income Funds advised
                        by FMR.



Boyce I. Greer          Vice President of FIMM;
                        Senior Vice President of FMR
                        and Vice President of Money
                        Market Funds advised by FMR.



Dwight D. Churchill     Vice President of FIMM;
                        Senior Vice President of FMR
                        and Vice President of Bond
                        Funds advised by FMR.



Brian Clancy            Treasurer of FIMM, FMR Far
                        East, FMR U.K., and FMR and
                        Vice President of FMR.



Jay Freedman            Secretary of FIMM; Clerk of
                        FMR U.K., FMR Far East, FMR
                        Corp. and Strategic
                        Advisers, Inc.; Assistant
                        Clerk of FMR; Secretary of
                        FIMM; Associate General
                        Counsel FMR Corp.



Susan Englander Hislop  Assistant Clerk of FIMM, FMR
                        U.K. and FMR Far East.



Stephen G. Manning      Assistant Treasurer of FIMM,
                        FMR U.K., FMR Far East, and
                        FMR; Vice President and
                        Treasurer of FMR Corp.;
                        Treasurer of Strategic
                        Advisers, Inc.





Item 27. Principal Underwriters

(a) Fidelity Distributors Corporation (FDC) acts as distributor for all funds advised by FMR or an affiliate.

(b)

Name and Principal    Positions and Offices     Positions and Offices

Business Address*     with Underwriter          with Fund

Edward C. Johnson 3d  Director                  Trustee and President

Michael Mlinac        Director                  None

James Curvey          Director                  None

Martha B. Willis      President                 None

Eric D. Roiter        Vice President            Secretary

Caron Ketchum         Treasurer and Controller  None

Gary Greenstein       Assistant Treasurer       None

Jay Freedman          Assistant Clerk           None

Linda Holland         Compliance Officer        None

* 82 Devonshire Street, Boston, MA

 (c) Not applicable.

Item 28. Location of Accounts and Records

 All accounts, books, and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company, Fidelity Service Company, Inc. or Fidelity Investments Institutional Operations Company, Inc., 82 Devonshire Street, Boston, MA 02109, or the funds' respective custodians, The Bank of New York, 110 Washington Street, New York, NY or UMB Bank, n.a., 1010 Grand Avenue, Kansas City, MO.

Item 29. Management Services

  Not applicable.

Item 30. Undertakings

  Not applicable.


SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 38 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 8th day of March 1999.

      COLCHESTER STREET TRUST

      By /s/Edward C. Johnson 3d (dagger)
            Edward C. Johnson 3d, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

     (Signature)                 (Title)                        (Date)

/s/Edward C. Johnson 3d (dagger) President and Trustee          March 8, 1999
   Edward C. Johnson 3d          (Principal Executive Officer)

/s/Richard A. Silver             Treasurer                      March 8, 1999
   Richard A. Silver

/s/Robert C. Pozen               Trustee                        March 8, 1999
   Robert C. Pozen

/s/Ralph F. Cox*                 Trustee                        March 8, 1999
   Ralph F. Cox

/s/Phyllis Burke Davis*          Trustee                        March 8, 1999
   Phyllis Burke Davis

/s/Robert M. Gates**             Trustee                        March 8, 1999
   Robert M. Gates

/s/E. Bradley Jones*             Trustee                        March 8, 1999
   E. Bradley Jones

/s/Donald J. Kirk*               Trustee                        March 8, 1999
   Donald J. Kirk

/s/Peter S. Lynch*                Trustee                        March 8, 1999
   Peter S. Lynch

/s/Marvin L. Mann*               Trustee                        March 8, 1999
   Marvin L. Mann

/s/William O. McCoy*             Trustee                        March 8, 1999
   William O. McCoy

/s/Gerald C. McDonough*          Trustee                        March 8, 1999
   Gerald C. McDonough

/s/Thomas R. Williams*           Trustee                        March 8, 1999
   Thomas R. Williams

(dagger) Signatures affixed by Robert C. Pozen pursuant to a power of attorney dated July 17, 1997 and filed herewith.

* Signature affixed by Robert C. Hacker pursuant to a power of attorney dated December 19, 1996 and filed herewith.

** Signature affixed by Robert C. Hacker pursuant to a power of attorney dated March 6, 1997 and filed herewith.

POWER OF ATTORNEY

 We, the undersigned Directors, Trustees, or General Partners, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust  Fidelity Government
Fidelity Advisor Annuity Fund   Securities Fund
Fidelity Advisor Series I       Fidelity Hastings Street Trust
Fidelity Advisor Series II      Fidelity Hereford Street Trust
Fidelity Advisor Series III     Fidelity Income Fund
Fidelity Advisor Series IV      Fidelity Institutional Cash
Fidelity Advisor Series V       Portfolios
Fidelity Advisor Series VI      Fidelity Institutional
Fidelity Advisor Series VII     Tax-Exempt Cash Portfolios
Fidelity Advisor Series VIII    Fidelity Institutional Trust
Fidelity Beacon Street Trust    Fidelity Investment Trust
Fidelity Boston Street Trust    Fidelity Magellan Fund
Fidelity California Municipal   Fidelity Massachusetts
Trust                           Municipal Trust
Fidelity California Municipal   Fidelity Money Market Trust
Trust II                        Fidelity Mt. Vernon Street
Fidelity Capital Trust          Trust
Fidelity Charles Street Trust   Fidelity Municipal Trust
Fidelity Commonwealth Trust     Fidelity Municipal Trust II
Fidelity Congress Street Fund   Fidelity New York Municipal
Fidelity Contrafund             Trust
Fidelity Corporate Trust        Fidelity New York Municipal
Fidelity Court Street Trust     Trust II
Fidelity Court Street Trust II  Fidelity Phillips Street Trust
Fidelity Covington Trust        Fidelity Puritan Trust
Fidelity Daily Money Fund       Fidelity Revere Street Trust
Fidelity Daily Tax-Exempt Fund  Fidelity School Street Trust
Fidelity Destiny Portfolios     Fidelity Securities Fund
Fidelity Deutsche Mark          Fidelity Select Portfolios
Performance                     Fidelity Sterling Performance
  Portfolio, L.P.               Portfolio, L.P.
Fidelity Devonshire Trust       Fidelity Summer Street Trust
Fidelity Exchange Fund          Fidelity Trend Fund
Fidelity Financial Trust        Fidelity U.S.
Fidelity Fixed-Income Trust     Investments-Bond Fund, L.P.
                                Fidelity U.S.
                                Investments-Government
                                Securities
                                   Fund, L.P.
                                Fidelity Union Street Trust
                                Fidelity Union Street Trust II
                                Fidelity Yen Performance
                                Portfolio, L.P.
                                Variable Insurance Products
                                Fund
                                Variable Insurance Products
                                Fund II

plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Directors, Trustees, or General Partners (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 1, 1997.
 WITNESS our hands on this nineteenth day of December, 1996.

/s/Edward C. Johnson 3d     /s/Peter S. Lynch
   Edward C. Johnson 3d        Peter S. Lynch

/s/J. Gary Burkhead         /s/William O. McCoy
   J. Gary Burkhead            William O. McCoy

/s/Ralph F. Cox             /s/Gerald C. McDonough
   Ralph F. Cox                Gerald C. McDonough

/s/Phyllis Burke Davis      /s/Marvin L. Mann
   Phyllis Burke Davis         Marvin L. Mann

/s/E. Bradley Jones         /s/Thomas R. Williams
   E. Bradley Jones            Thomas R. Williams

/s/Donald J. Kirk
   Donald J. Kirk



POWER OF ATTORNEY

 I, the undersigned President and Director, Trustee, or General
Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust  Fidelity Hereford Street Trust
Fidelity Advisor Series I       Fidelity Income Fund
Fidelity Advisor Series II      Fidelity Institutional Cash
Fidelity Advisor Series III     Portfolios
Fidelity Advisor Series IV      Fidelity Institutional
Fidelity Advisor Series V       Tax-Exempt Cash Portfolios
Fidelity Advisor Series VI      Fidelity Investment Trust
Fidelity Advisor Series VII     Fidelity Magellan Fund
Fidelity Advisor Series VIII    Fidelity Massachusetts
Fidelity Beacon Street Trust    Municipal Trust
Fidelity Boston Street Trust    Fidelity Money Market Trust
Fidelity California Municipal   Fidelity Mt. Vernon Street
Trust                           Trust
Fidelity California Municipal   Fidelity Municipal Trust
Trust II                        Fidelity Municipal Trust II
Fidelity Capital Trust          Fidelity New York Municipal
Fidelity Charles Street Trust   Trust
Fidelity Commonwealth Trust     Fidelity New York Municipal
Fidelity Concord Street Trust   Trust II
Fidelity Congress Street Fund   Fidelity Phillips Street Trust
Fidelity Contrafund             Fidelity Puritan Trust
Fidelity Corporate Trust        Fidelity Revere Street Trust
Fidelity Court Street Trust     Fidelity School Street Trust
Fidelity Court Street Trust II  Fidelity Securities Fund
Fidelity Covington Trust        Fidelity Select Portfolios
Fidelity Daily Money Fund       Fidelity Sterling Performance
Fidelity Destiny Portfolios     Portfolio, L.P.
Fidelity Deutsche Mark          Fidelity Summer Street Trust
Performance                     Fidelity Trend Fund
  Portfolio, L.P.               Fidelity U.S.
Fidelity Devonshire Trust       Investments-Bond Fund, L.P.
Fidelity Exchange Fund          Fidelity U.S.
Fidelity Financial Trust        Investments-Government
Fidelity Fixed-Income Trust     Securities
Fidelity Government                Fund, L.P.
Securities Fund                 Fidelity Union Street Trust
Fidelity Hastings Street Trust  Fidelity Union Street Trust II
                                Fidelity Yen Performance
                                Portfolio, L.P.
                                Newbury Street Trust
                                Variable Insurance Products
                                Fund
                                Variable Insurance Products
                                Fund II
                                Variable Insurance Products
                                Fund III

in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Robert C. Pozen my true and lawful attorney-in-fact, with full power of substitution, and with full power to him to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A, or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A, Form N-8A, or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and on my behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 1997.

 WITNESS my hand on the date set forth below.

/s/Edward C. Johnson 3d  July 17, 1997
   Edward C. Johnson 3d

POWER OF ATTORNEY

 I, the undersigned Director, Trustee, or General Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust  Fidelity Government
Fidelity Advisor Annuity Fund   Securities Fund
Fidelity Advisor Series I       Fidelity Hastings Street Trust
Fidelity Advisor Series II      Fidelity Hereford Street Trust
Fidelity Advisor Series III     Fidelity Income Fund
Fidelity Advisor Series IV      Fidelity Institutional Cash
Fidelity Advisor Series V       Portfolios
Fidelity Advisor Series VI      Fidelity Institutional
Fidelity Advisor Series VII     Tax-Exempt Cash Portfolios
Fidelity Advisor Series VIII    Fidelity Institutional Trust
Fidelity Beacon Street Trust    Fidelity Investment Trust
Fidelity Boston Street Trust    Fidelity Magellan Fund
Fidelity California Municipal   Fidelity Massachusetts
Trust                           Municipal Trust
Fidelity California Municipal   Fidelity Money Market Trust
Trust II                        Fidelity Mt. Vernon Street
Fidelity Capital Trust          Trust
Fidelity Charles Street Trust   Fidelity Municipal Trust
Fidelity Commonwealth Trust     Fidelity Municipal Trust II
Fidelity Congress Street Fund   Fidelity New York Municipal
Fidelity Contrafund             Trust
Fidelity Corporate Trust        Fidelity New York Municipal
Fidelity Court Street Trust     Trust II
Fidelity Court Street Trust II  Fidelity Phillips Street Trust
Fidelity Covington Trust        Fidelity Puritan Trust
Fidelity Daily Money Fund       Fidelity Revere Street Trust
Fidelity Daily Tax-Exempt Fund  Fidelity School Street Trust
Fidelity Destiny Portfolios     Fidelity Securities Fund
Fidelity Deutsche Mark          Fidelity Select Portfolios
Performance                     Fidelity Sterling Performance
  Portfolio, L.P.               Portfolio, L.P.
Fidelity Devonshire Trust       Fidelity Summer Street Trust
Fidelity Exchange Fund          Fidelity Trend Fund
Fidelity Financial Trust        Fidelity U.S.
Fidelity Fixed-Income Trust     Investments-Bond Fund, L.P.
                                Fidelity U.S.
                                Investments-Government
                                Securities
                                   Fund, L.P.
                                Fidelity Union Street Trust
                                Fidelity Union Street Trust II
                                Fidelity Yen Performance
                                Portfolio, L.P.
                                Variable Insurance Products
                                Fund
                                Variable Insurance Products
                                Fund II

plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after March 1, 1997.

 WITNESS my hand on the date set forth below.

/s/Robert M. Gates             March 6, 1997
   Robert M. Gates